UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2020
Date of reporting period:	June 30, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Annual Report

June 30, 2020

Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

 If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge.

 If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Table of Contents

Economic & Financial Market Review	1
Important Fund Information	2
Principal Active Global Dividend Income ETF (unaudited)	3
Principal Active Income ETF (unaudited)	4
Principal Contrarian Value Index ETF (unaudited)	5
Principal Healthcare Innovators Index ETF (unaudited)	6
Principal International Multi-Factor Core Index ETF (unaudited)	7
Principal Investment Grade Corporate Active ETF (unaudited)	8
Principal Millennials Index ETF (unaudited)	9
Principal Price Setters Index ETF (unaudited)	10
Principal Shareholder Yield Index ETF (unaudited)	11
Principal Spectrum Preferred Securities Active ETF (unaudited)	12
Principal Sustainable Momentum Index ETF (unaudited)	13
Principal Ultra-Short Active Income ETF (unaudited)	14
Principal U.S. Large-Cap Multi-Factor Core Index ETF (unaudited)	15
Principal U.S. Mega-Cap Multi-Factor Index ETF (unaudited)	16
Principal U.S. Small-Cap Multi-Factor Index ETF (unaudited)	17
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
(unaudited)	18
Statements of Assets and Liabilities	19
Statements of Operations	25
Statements of Changes in Net Assets	31
Notes to Financial Statements	48
Schedules of Investments	62
Financial Highlights (Includes Performance Information)	119
Report of Independent Registered Public Accounting Firm	136
Shareholder Expense Example	139
Supplemental Information	141

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

Economic & Financial Market Review

The National Bureau of Economic Research (NBER), the arbiter of United States business cycle dates, concluded that February was the peak of the last expansion. That economic uptrend lasted 128 months from the recession low of June 2009, the longest in U.S. history. The worst recession since the 1930s began in March, due to business closures and shelter-in-place policies to check the spread of the current pandemic. This recession was also unique in its length, the shortest in history, ending in April or May, after only two or three months. The U.S. economy rushed higher in May after the collapse and closures of March and April. Regional manufacturing purchasing manager indices (PMIs) leapt to near breakeven or more in New York, Philadelphia, Richmond, Kansas City and Dallas, most well above expectations. May retail sales sky-rocketed 17.7% over April as consensus forecast only an 8.4% gain. According to data from the Bureau of Labor and Statistics, May payrolls climbed a monster 2.5 million jobs versus pre-report guesses of a 7.5 million job loss. June payrolls had a record gain of 4.8 million new jobs. The revival from suspending business closures continued the first half of June. However, gains seem to have stalled somewhat as daily new COVID-19 cases reached new records, recently in several southern states. J.P. Morgan’s tracker of consumer spending data from its Chase credit and debit card system fell back noticeably in late June after increasing steadily since mid-April. The huge May pop from the April economic collapse was like taking the express elevator back to the ground floor from the sub-sub-basement, a V-shaped upwelling after a record contraction.

China was the first country to emerge from the COVID-19 lockdown and data from its government noted economic improvement in March from the collapse in January and February. Industrial output for those worst two months combined was down 13.5% below the prior year. Production surged in March and surpassed the prior year in April, up 3.9%; further progress was made in May. PMIs from manufacturing business surveys improved from May and showed faster expansion. According to the Chinese government, industry was mostly back to normal and expecting output in June to exceed May’s annual gain. Chinese consumers were more restrained, likely from lingering fear of infection and reports of a renewed outbreak in Beijing. Retail sales disintegrated in January and February, off a combined 23.7% from the same period in 2019. Sales recovered in May but were still down 2.8% from the prior year. Still, demand seemed to be improving. June PMIs from services companies were robust and above expectations. The all-industry composite index from the National Bureau of Statistics reached the highest since mid-2018. China reported incredible progress in just a few months.

The Eurozone economy showed signs of life after the devastating collapse in March and April. The PMI for manufacturing companies was 47.4 in June, still below 50 breakeven. But it’s the second highest this year and up from a devastating April low of 33.4. The all-industry composite PMI jumped nearly 35 points in two months to 48.5. Daily mobility statistics pointed to a healthy pickup in activity. German retail sales in May surged 13.9% over April to put them above the level in February as well as May 2019. May retail sales in France and Spain rose even more sharply. The Eurozone benefitted from strong action by the European Central Bank (ECB) to increase its country bond purchases and expand its bank lending program. The ECB hiked its Pandemic Emergency Purchase Program (PEPP) to a massive €1.35 trillion of potential bond purchases. In addition, the latest auction of its Targeted Longer-Term Lending Operation swelled to €1.3 trillion, funds that are available to banks for specified lending activity. Widespread work subsidy programs have kept the Eurozone jobless rate from roaring higher, only ticking up to 7.7% in May.

Japan’s economy was faltering ahead of the COVID-19 crisis from the October hike in the value-added tax. Fourth quarter gross domestic product (GDP) in 2019 plunged 7.1%, annualized quarter-over-quarter, and another 2.2% in this year’s first quarter. The economy in June was following two tracks: further weakness in industrial output, down another 8.8% in May after a bigger 9.8% plunge in April. The other track showed clear gains in consumer activity with May retail sales up 2.2% . The Apple Mobility Index for Japan was nearly back to January’s level. The composite PMI, at 40.8 in June, was still very low, but was rising. Recovery appeared to be underway.

June was a good month for most stock and bond markets. The S&P 500 index rose 1.8% in price but was outperformed by many foreign equity indices. The MSCI Emerging Market Index jumped 7.0% and the MSCI All Country World Index climbed 3%. While June returns were good, the second quarter was stellar; the S&P 500 Index soared 19.95%, the best gain since the fourth quarter of 1998. Of the 47 markets we follow, only the Mongolian Top 20 index lost ground for the quarter.

*	Commentary taken from July Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. Unless otherwise stated all sources are Bloomberg.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graph illustrates the growth of a hypothetical $10,000 investment.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

*	Performance is based on net asset value (NAV) and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Since inception returns less than one year are not annualized.
**	Performance shown for the benchmark assumes reinvestment of all dividends and capital gain distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Principal Active Global Dividend Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* May 9, 2017 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Active Global Dividend Income ETF	-2.43%	4.44%	5/9/2017

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Active Global Dividend Income ETF seeks current income and long-term growth of income and capital. The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It invests in equity securities of small, medium and large market capitalization companies and in growth and value stocks.

Deutsche Boerse (DB1-DE) benefited from a less volatile profile than other financials as well as positive investor sentiment about its secular growth and mergers and acquisitions opportunities. Roche Holding Ltd (RHHBY) outperformed on the success of the company’s well positioned oncology product line and FDA approval of their COVID-19 detection test. Microsoft (MSFT) outperformed as the company continued to execute well and both its cloud and non-cloud computing businesses showed strength.

PacWest Bancorp (PACW) detracted due to concerns about net interest margins compressing due to its commercial loan portfolio, which is levered to short term rates, and the level of provisions that may be needed in a sharp economic slowdown. Ambev SA (ABEV3-BR) was weak due to concerns about Brazil’s economic woes and currency headwinds. Vermillion Energy Inc. (VET) detracted from results. The exploration and production company cut the dividend as oil prices declined due to COVID-19 related demand destruction and increased supply as Russia and Saudi Arabia announced production increases.

** The benchmark performance for Principal Active Global Dividend Income ETF is calculated from 4/30/2017 to 6/30/2020.

Principal Active Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 8, 2015 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Active Income ETF	-4.78%	3.15%	7/8/2015

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Active Income ETF seeks to provide current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, its assets in investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”) and in equity securities. The Fund’s advisor, actively and tactically allocates the fund’s assets among fixed income securities and equity securities in an effort to take advantage of changing economic conditions that the advisor believes favors one asset class over another.

The Fund’s tactical overweight to fixed income versus equities was the largest contributor to performance for the period; fixed income outperformed equities in the risk-off environment. In addition, the Fund’s strategic and tactical allocation to preferred stock positively contributed to performance as the asset class outperformed the high yield benchmark for the period. Lastly, the Fund’s tactical overweight to high yield corporate bonds, which posted positive returns, helped results for the period.

The Fund’s strategic allocation to North American high dividend equities was the largest detractor for the period as they underperformed the high yield bond benchmark in the risk-off environment. In addition, security selection in high yield corporate bonds was the largest detractor from performance for the period. In particular, security selection in the consumer cyclical, REITs, and electric sectors detracted, but was partially offset by security selection in the transportation, consumer non-cyclical, and communications sectors. Lastly, the Fund’s strategic allocation to CMBS detracted from performance. Despite CMBS’ underperformance versus high yield bonds, the asset class still provides positive diversification benefits.

** The benchmark performance for Principal Active Income ETF is calculated from 6/30/2015 to 6/30/2020.

Principal Contrarian Value Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 18, 2017 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Contrarian Value Index ETF	-13.63%	-2.05%	10/18/2017

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Contrarian Value Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Contrarian Value Index (the “index”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities in the Nasdaq US Large Mid Cap Index (the “parent index”) that appear to be undervalued by the market relative to their fundamental value.

Our positioning in Madison Square Garden Entertainment, Delta Air Lines, and Carnival contributed to performance. Our positioning in Newmont, Strategic Education, and NortonLifeLock detracted from performance.

** The benchmark performance for Principal Contrarian Value Index ETF is calculated from 10/31/2017 to 6/30/2020.

Principal Healthcare Innovators Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2020

Av Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Healthcare Innovators Index ETF	29.01%	16.04%	08/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Healthcare Innovators Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Healthcare Innovators Index (the “index”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities in the Nasdaq US Benchmark Index (including growth and value stock) that are small and medium capitalization U.S. healthcare companies.

Our positioning in HealthEquity, Adaptive Biotechnologies, and Acadia Pharmaceuticals contributed to performance. Our positioning in Alnylam Pharmaceuticals, Endo International, Mirati Therapeutics detracted from performance.

** The benchmark performance for the Principal Healthcare Innovators Index ETF is calculated from 8/31/2016 to 6/30/2020.

Principal International Multi-Factor Core Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 23, 2019 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	Since Inception	Inception Date
Principal International Multi-Factor Core Index ETF	-3.13%	7/23/2019

What contributed to or detracted from Fund performance during the fiscal year?

The Principal International Multi-Factor Core Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Developed Select Leaders Core Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Developed Market Ex-US Ex-Korea Large Mid Cap Index that exhibit potential for high degrees of sustainable shareholder value, growth and strong momentum.

Our positioning in Roche Holding, Banque Cantonale Vaudoise, and Cosmos Pharmaceutical contributed to performance. Our positioning in SMC, OBIC, and Brookfield Asset Management detracted from performance.

** The benchmark performance for Principal International Multi-Factor Core Index ETF is calculated from 7/31/2019 to 6/30/2020.

Principal Investment Grade Corporate Active ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* April 18, 2018 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Investment Grade Corporate Active ETF	8.98%	8.36%	4/18/2018

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Investment Grade Corporate Active ETF seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of those selecting such investments.

Contributors included issuer and security selection within utility and consumer non-cyclical. An underweight position to energy excluding midstream also contributed positively to performance. Detractors included issuer and security selection within capital goods and transportation. An underweight position to technology also detracted from performance.

** The benchmark performance for the Principal Investment Grade Corporate Active ETF is calculated from 4/30/2018 to 6/30/2020.

Principal Millennials Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* August 19, 2016 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Millennials Index ETF	12.96%	15.82%	8/19/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Millennials Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Global Millennial Opportunity Index (the “index”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies in the Nasdaq Global Index (the “parent index”) that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s.

Our positioning in Planet Fitness, New Oriental Education & Technology, and Adidas contributed to performance. Our positioning in Lexinfintech, Naspers Limited, and Fast Retailing detracted from performance.

** The benchmark performance for the Principal Millennials Index ETF is calculated from 8/31/2016 to 6/30/2020.

Principal Price Setters Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Price Setters Index ETF	7.05%	12.98%	3/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Price Setters Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Price Setters Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of mid-to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the “parent index”) that exhibit high degrees of pricing power.

Our positioning in FactSet Research Systems, TD Ameritrade, and ViacomCBS contributed to performance. Our positioning in ResMed, General Mills, and Scotts Miracle-Gro detracted from performance.

** The benchmark performance for the Principal Price Setters Index ETF is calculated from 3/31/2016 to 6/30/2020.

Principal Shareholder Yield Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 21, 2016 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Shareholder Yield Index ETF	-11.09%	4.62%	3/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Shareholder Yield Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Shareholder Yield Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities (including value stock) of mid- to large-capitalization companies in the Nasdaq US Large Mid Cap Index (the “parent index”) that exhibit high degrees of sustainable, shareholder yield.

Our positioning in Broadcom, Lam Research, and Cummins contributed to performance. Our positioning in VMware, ADT, and Hanover Insurance Group detracted from performance.

** The benchmark performance for the Principal Shareholder Yield Index ETF is calculated from 3/31/2016 to 6/30/2020.

Principal Spectrum Preferred Securities Active ETF

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.

Value of a $10,000 Investment* July 10, 2017 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Spectrum Preferred Securities Active ETF	4.60%	3.73%	7/10/2017

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Spectrum Preferred Securities Active ETF seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector.

The top contributing names were AXA SA 6.379% 12/36-49 144A, BNP Paribas 7.195% 6/37-49, and Sumitomo Life Insurance 6.5% 9/23-73. The top detracting names were Citigroup Inc 4.7% 1/25-perp DRD, Truist Financial 4.8% 9/24-49 DRD, and Citizens Financial 6.375% 4/24-49 DRD.

** The benchmark performance for Principal Spectrum Preferred Securities Active ETF is calculated from 6/30/2017 to 6/30/2020.

Principal Sustainable Momentum Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 18, 2017 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Sustainable Momentum Index ETF	5.63%	7.69%	10/18/2017

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Sustainable Momentum Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Sustainable Momentum Index (the “index”). The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities, including growth and value stocks, within the Nasdaq US Large Mid Cap Index that exhibit sustainable price momentum, based on historical stock prices over multiple periods and taking multiple market environments into consideration.

Our positioning in Vereit, General Electric, and Medical Properties Trust contributed to performance. Our positioning in Apache, Continental Resources, and Ovintiv detracted from performance.

** The benchmark performance for Principal Sustainable Momentum Index ETF is calculated from 10/31/2017 to 6/30/2020.

Principal Ultra-Short Active Income ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* April 24, 2019 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal Ultra-Short Active Income ETF	2.54%	2.67%	4/24/2019

What contributed to or detracted from Fund performance during the fiscal year?

The Principal Ultra-Short Active Income ETF seeks to provide current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade bonds and other debt securities. The Fund invests in fixed- and floating-rate securities. Under normal circumstances, the Fund maintains an average effective maturity of three years or less and an average portfolio duration of one year or less.

Longer duration was the primary contributor of outperformance along with sector allocation within banking and communications. Underperformance vs the benchmark was driven by an underweight to U.S. Treasurys while sector allocations to Asset Backed Securities and finance companies also detracted.

** The benchmark performance for Principal Ultra-Short Active Income ETF is calculated from 4/30/2019 to 6/30/2020.

Principal U.S. Large-Cap Multi-Factor Core Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 23, 2019 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	Since Inception	Inception Date
Principal U.S. Large-Cap Multi-Factor Core Index ETF	3.62%	7/23/2019

What contributed to or detracted from Fund performance during the fiscal year?

The Principal U.S. Large-Cap Multi-Factor Core Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Large Cap Select Leaders Core Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Large Cap Index that exhibit potential for high degrees of sustainable shareholder value, growth and strong momentum.

Our positioning in Skyworks Solutions, Cognizant Technology Solutions, and Gartner contributed to performance. Our positioning in Raytheon Technologies, Carrier Global, and Otis Worldwide detracted from performance.

** The benchmark performance for Principal U.S. Large-Cap Multi-Factor Core Index is calculated from 7/31/2019 to 6/30/2020.

Principal U.S. Mega-Cap Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 11, 2017 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal U.S. Mega-Cap Multi-Factor Index ETF	5.62%	9.02%	10/11/2017

What contributed to or detracted from Fund performance during the fiscal year?

The Principal U.S. Mega-Cap Multi-Factor Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Mega Cap Select Leaders Index (the “index”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies with the largest market capitalizations in the Nasdaq US 500 Large Cap Index (the “parent index”), with higher weights given to securities that are less volatile.

Our positioning in Costco Wholesale, Comcast, and Pfizer contributed to performance. Our positioning in Raytheon Technologies, Carrier Global, and Otis Worldwide detracted from performance.

** The benchmark performance for Principal U.S. Mega-Cap Multi-Factor Index is calculated from 9/30/2017 to 6/30/2020.

Principal U.S. Small-Cap Multi-Factor Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* September 21, 2016 - June 30, 2020

Average Annual Total Returns* as of June 30, 2020

	1-Year	Since Inception	Inception Date
Principal U.S. Small-Cap Multi-Factor Index ETF	-11.71%	3.59%	9/21/2016

What contributed to or detracted from Fund performance during the fiscal year?

The Principal U.S. Small-Cap Multi-Factor Index ETF seeks investment results that closely correspond, before expenses, to the performance of the Nasdaq US Small Cap Select Leaders Index. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the index. The index uses a quantitative model designed to identify equity securities (including growth and value stock) of small-capitalization companies in the Nasdaq US Small Cap Index (the “parent index”) that exhibit potential for high degrees of sustainable shareholder yield, pricing power and strong momentum, while adjusting for liquidity and quality.

Our positioning in SmileDirectClub, Ligand Pharmaceuticals, and Macerich contributed to performance. Our positioning in Office Depot, Callon Petroleum, and Gulfport Energy detracted from performance.

** The benchmark performance for Principal U.S. Small-Cap Multi-Factor Index is calculated from 9/30/2016 to 6/30/2020.

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

Investment Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* July 23, 2019 - June 30, 2020

Average Annual Total Returns* as of June 30, 2019

	Since Inception	Inception Date
Principal U.S. Small-MidCap Multi-Factor Index ETF	-10.04%	7/23/2019

What contributed to or detracted from Fund performance during the fiscal year?

The Principal U.S. Small-MidCap Multi-Factor Core Index ETF seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Small Mid Cap Select Leaders Core Index. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small- to medium-market capitalizations that compose the index at the time of purchase. The index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Small Cap Index and Nasdaq US Mid Cap Index that exhibit potential for high degrees of sustainable shareholder value, growth and strong momentum.

Our positioning in Howmet Aerospace, Norwegian Cruise Line, and DXC Technology contributed to performance. Our positioning in Pennant Group, Akazoo, and Hawaiian Electric Industries detracted from performance.

** The benchmark performance for Principal U.S. Small-Midcap Multi-Factor Index is calculated from 7/31/2019 to 6/30/2020.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2020

		Principal			Principal
		Active Global	Principal		Contrarian
		Dividend	Active Income		Value Index
		Income ETF	ETF		ETF
Investment in securities — at cost		$627,464,297	$283,731,406		$3,658,251

Investment in affiliated funds — at cost		$—	$2,918,957		$96,401

Assets
Investment in securities — at value		$701,545,955	$ 266,813,456	(a) $	3,398,352	(a)
Investment in affiliated funds — at value		—	2,918,957		96,401
Receivables:
Dividends		2,467,013	216,918		5,564
Interest		—	3,163,056		—
Securities lending income		4,499	12,123		220
Fund shares sold		1,308,859	—		—
Investment securities sold		4,372,552	—		—
	Total Assets	709,698,878	273,124,510		3,500,537

Liabilities
Accrued management and investment advisory fees		337,147	109,505		834
Payables:
Investment securities purchased		1,269,425	—		—
Collateral obligation on securities loaned — at value		—	2,918,957		96,401
	Total Liabilities	1,606,572	3,028,462		97,235
Net Assets Applicable to Outstanding Shares		$708,092,306	$270,096,048		$3,403,302

Net Assets Consist of:
Capital shares and additional paid-in-capital		$704,779,979	$293,568,625		$4,045,545
Total distributable earnings (accumulated loss)		3,312,327	(23,472,577)		(642,243)
	Total Net Assets	$708,092,306	$270,096,048		$3,403,302

Net Asset Value Per Share:
Net assets		$708,092,306	$270,096,048		$3,403,302
Shares issued and outstanding		27,050,001	7,475,000		150,001
Net asset value per share		$26.18	$36.13		$22.69

(a)	Includes fair market value of securities loaned; see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2020

				Principal		Principal
		Principal		International		Investment
		Healthcare		Multi-Factor		Grade
		Innovators		Core Index		Corporate
		Index ETF		ETF		Active ETF
Investment in securities — at cost		$81,057,465		$17,218,376		$102,962,961

Investment in affiliated funds — at cost		$4,074,103		$158,531		$600,345

Foreign currency — at cost		$—		$4,924		$—

Assets
Investment in securities — at value		$95,338,438	(a) $	16,625,482	(a) $	110,874,520	(a)
Investment in affiliated funds — at value		4,074,103		158,531		600,345
Foreign currency — at value		—		4,930		—
Cash		—		210		3,844
Deposits with counterparty		—		—		105,600
Receivables:
Dividends		846		33,463		177
Interest		—		—		930,684
Securities lending income		18,934		80		197
Fund shares sold		2,217,151		—		—
Investment securities sold		291,755		—		292,834
Variation margin on financial derivative instruments		—		—		9,688
	Total Assets	101,941,227		16,822,696		112,817,889
Liabilities
Accrued management and investment advisory fees		30,103		3,459		23,401
Payables:
Investment securities purchased		2,498,760		16		1,501,608
Collateral obligation on securities loaned — at value		4,074,103		158,531		600,345
	Total Liabilities	6,602,966		162,006		2,125,354
Net Assets Applicable to Outstanding Shares		$95,338,261		$16,660,690		$110,692,535

Net Assets Consist of:
Capital shares and additional paid-in-capital		$85,599,959		$17,603,264		$99,067,069
Total distributable earnings (accumulated loss)		9,738,302		(942,574)		11,625,466
	Total Net Assets	$95,338,261		$16,660,690		$110,692,535

Net Asset Value Per Share:
Net assets		$95,338,261		$16,660,690		$110,692,535
Shares issued and outstanding		2,150,001		700,001		4,150,001
Net asset value per share		$44.34		$23.80		$26.67

(a)	Includes fair market value of securities loaned; see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2020

					Principal
		Principal		Principal	Shareholder
		Millennials		Price Setters	Yield Index
		Index ETF		Index ETF	ETF
Investment in securities — at cost		$22,159,791		$17,700,423	$30,827,330

Investment in affiliated funds — at cost		$736,189		$—	$982,112

Assets
Investment in securities — at value		$26,030,400	(a) $	18,442,308	$31,820,814	(a)
Investment in affiliated funds — at value		736,189		—	982,112
Receivables:
Dividends		7,731		10,010	93,473
Securities lending income		858		—	425
Investment securities sold		303,205		—	—
	Total Assets	27,078,383		18,452,318	32,896,824
Liabilities
Cash overdraft		75,244		—	—
Accrued management and investment advisory fees		9,319		4,146	7,745
Payables:
Investment securities purchased		549,251		496,963	—
Collateral obligation on securities loaned — at value		736,189		—	982,112
	Total Liabilities	1,370,003		501,109	989,857
Net Assets Applicable to Outstanding Shares		$25,708,380		$17,951,209	$31,906,967

Net Assets Consist of:
Capital shares and additional paid-in-capital		$23,292,093		$18,790,477	$32,675,750
Total distributable earnings (accumulated loss)		2,416,287		(839,268)	(768,783)
	Total Net Assets	$25,708,380		$17,951,209	$31,906,967

Net Asset Value Per Share:
Net assets		$25,708,380		$17,951,209	$31,906,967
Shares issued and outstanding		600,001		450,001	1,150,001
Net asset value per share		$42.85		$39.89	$27.75

(a)	Includes fair market value of securities loaned; see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2020

		Principal		Principal
		Spectrum		Spectrum Tax-	Principal
		Preferred		Advantaged	Sustainable
		Securities		Dividend	Momentum
		Active ETF		Active ETF	Index ETF
Investment in securities — at cost		$137,886,320		$19,927,145	$4,039,967

Investment in affiliated funds — at cost		$2,865,310		$—	$93,298

Assets
Investment in securities — at value		$138,343,383	(a) $	19,779,305	$4,426,712	(a)
Investment in affiliated funds — at value		2,865,310		—	93,298
Cash		—		1,310,579	—
Receivables:
Dividends		147		9,391	5,292
Interest		1,712,659		178,246	—
Securities lending income		1,901		—	427
	Total Assets	142,923,400		21,277,521	4,525,729
Liabilities
Due to broker		—		14,766	—
Accrued management and investment advisory fees		63,010		4,581	1,093
Payables:
Investment securities purchased		—		1,310,579	—
Collateral obligation on securities loaned — at value		2,865,310		—	93,298
	Total Liabilities	2,928,320		1,329,926	94,391
Net Assets Applicable to Outstanding Shares		$139,995,080		$19,947,595	$4,431,338

Net Assets Consist of:
Capital shares and additional paid-in-capital		$141,789,015		$20,070,020	$4,173,106
Total distributable earnings (accumulated loss)		(1,793,935)		(122,425)	258,232
	Total Net Assets	$139,995,080		$19,947,595	$4,431,338

Net Asset Value Per Share:
Net assets		$139,995,080		$19,947,595	$4,431,338
Shares issued and outstanding		7,250,005 (b)		1,000,001	150,001
Net asset value per share		$19.31	(b) $	19.95	$29.54

(a)	Includes fair market value of securities loaned; see ‘Securities Lending’ in Notes to Financial Statements.
(b)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020; see ‘Subsequent Events’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2020

				Principal U.S.
		Principal		Large-Cap		Principal U.S.
		Ultra-Short		Multi-Factor		Mega-Cap
		Active Income		Core Index		Multi-Factor
		ETF		ETF		Index ETF
Investment in securities — at cost		$12,648,704		$6,050,643		$1,398,085,632

Investment in affiliated funds — at cost		$11,413		$21,902		$—

Assets
Investment in securities — at value		$12,692,995	(a) $	6,389,074	(a) $	1,504,010,642
Investment in affiliated funds — at value		11,413		21,902		—
Receivables:
Dividends		49		8,426		1,183,333
Interest		67,545		—		—
Securities lending income		9		—		—
Expense reimbursement from Advisor		—		—		37,023
	Total Assets	12,772,011		6,419,402		1,505,230,998
Liabilities
Accrued management and investment advisory fees		1,844		788		185,115
Payables:
Investment securities purchased		249,276		—		—
Collateral obligation on securities loaned — at value		11,413		21,902		—
	Total Liabilities	262,533		22,690		185,115
Net Assets Applicable to Outstanding Shares		$12,509,478		$6,396,712		$1,505,045,883

Net Assets Consist of:
Capital shares and additional paid-in-capital		$12,503,901		$6,309,935		$1,473,141,356
Total distributable earnings (accumulated loss)		5,577		86,777		31,904,527
	Total Net Assets	$12,509,478		$6,396,712		$1,505,045,883

Net Asset Value Per Share:
Net assets		$12,509,478		$6,396,712		$1,505,045,883
Shares issued and outstanding		500,001		250,001		50,100,001
Net asset value per share		$25.02		$25.59		$30.04

(a)	Includes fair market value of securities loaned; see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2020

					Principal U.S.
					Small-
			Principal U.S.		MidCap
		Small	-Cap		Multi-Factor
			Multi-Factor		Core Index
			Index ETF		ETF
Investment in securities — at cost			$368,970,146		$9,592,014

Investment in affiliated funds — at cost			$13,835,298		$240,129

Assets
Investment in securities — at value			$ 328,239,414	(a) $	8,868,718	(a)
Investment in affiliated funds — at value			13,835,298		240,129
Receivables:
Dividends			276,796		10,259
Securities lending income			149,730		652
Investment securities sold			3,153,875		20,538
	Total Assets		345,655,113		9,140,296
Liabilities
Cash overdraft			—		526
Accrued management and investment advisory fees			103,955		1,476
Fund shares redeemed			1,350,188		—
Payables:
Investment securities purchased			2,060,455		25,738
Collateral obligation on securities loaned — at value			13,835,298		240,129
	Total Liabilities		17,349,896		267,869
Net Assets Applicable to Outstanding Shares			$328,305,217		$8,872,427

Net Assets Consist of:
Capital shares and additional paid-in-capital			$431,319,459		$10,216,458
Total distributable earnings (accumulated loss)			(103,014,242)		(1,344,031)
	Total Net Assets		$328,305,217		$8,872,427

Net Asset Value Per Share:
Net assets			$328,305,217		$8,872,427
Shares issued and outstanding			12,000,001		400,001
Net asset value per share			$27.36		$22.18

(a)	Includes fair market value of securities loaned; see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2020

	Principal		Principal
	Active Global	Principal	Contrarian
	Dividend	Active Income	Value Index
	Income ETF	ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$20,916,016	$2,610,284	$95,680
Withholding tax	(1,470,722)	(17,711)	(16)
Interest	—	11,673,276	—
Securities lending	54,389	84,406	293
Total Income	19,499,683	14,350,255	95,957
Expenses:
Management and investment advisory fees	4,187,007	1,305,732	13,903
Total Expenses	4,187,007	1,305,732	13,903
Net Investment Income (Loss)	15,312,676	13,044,523	82,054
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	(66,954,655)	(6,439,357)	(395,462)
In-kind redemptions	—	—	(282,643)
Foreign currency transactions	(148,901)	414	—
Change in unrealized appreciation (depreciation) of:
Investments	33,872,245	(21,773,882)	(310,904)
Foreign currency transactions	12,416	(211)	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(33,218,895)	(28,213,036)	(989,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,906,219)	$(15,168,513)	$(906,955)

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2020

		Principal	Principal
	Principal	International	Investment
	Healthcare	Multi-Factor	Grade
	Innovators	Core Index	Corporate
	Index ETF	ETF (a)	Active ETF
Net Investment Income (Loss)
Income:
Dividend	$2,834	$464,116	$29,154
Withholding tax	—	(46,591)	—
Interest	—	—	4,223,924
Securities lending	77,062	888	2,147
Total Income	79,896	418,413	4,255,225
Expenses:
Management and investment advisory fees	249,161	39,575	304,670
Total Expenses	249,161	39,575	304,670
Net Investment Income (Loss)	(169,265)	378,838	3,950,555
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures:
Net realized gain (loss) from:
Investment transactions	(1,615,128)	(435,038)	5,540,680
In-kind redemptions	7,864,657	206,359	—
Foreign currency transactions	—	(7,680)	—
Futures contracts	—	—	119,273
Change in unrealized appreciation (depreciation) of:
Investments	10,242,069	(592,894)	957,760
Foreign currency transactions	—	321	—
Futures contracts	—	—	(84,948)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures	16,491,598	(828,932)	6,532,765
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,322,333	$(450,094)	$10,483,320

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2020

			Principal
	Principal	Principal	Shareholder
	Millennials	Price Setters	Yield Index
	Index ETF	Index ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$284,804	$328,388	$457,816
Withholding tax	(6,584)	—	(272)
Securities lending	13,316	43	779
Total Income	291,536	328,431	458,323
Expenses:
Management and investment advisory fees	98,707	69,245	45,862
Total Gross Expenses	98,707	69,245	45,862
Less: Reimbursement from Advisor	—	(9,980)	(5,030)
Total Net Expenses	98,707	59,265	40,832
Net Investment Income (Loss)	192,829	269,166	417,491
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	(974,922)	(1,530,779)	(1,048,872)
In-kind redemptions	—	1,632,915	617,997
Foreign currency transactions	(940)	—	—
Payment from Advisor due to operational error by a third party	—	510,112	—
Change in unrealized appreciation (depreciation) of:
Investments	3,511,897	(392,815)	1,221,147
Foreign currency transactions	(1,469)	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2,534,566	219,433	790,272
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,727,395	$488,599	$1,207,763

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2020

		Principal
	Principal	Spectrum
	Spectrum	Tax-	Principal
	Preferred	Advantaged	Sustainable
	Securities	Dividend	Momentum
	Active ETF	Active ETF (a)	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$20,149	$9,391	$106,033
Withholding tax	—	—	(55)
Interest	4,714,508	28,397	—
Securities lending	17,107	—	931
Total Income	4,751,764	37,788	106,909
Expenses:
Management and investment advisory fees	561,110	4,581	15,112
Total Expenses	561,110	4,581	15,112
Net Investment Income (Loss)	4,190,654	33,207	91,797
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(138,163)	62,208	60,810
In-kind redemptions	—	—	(218,597)
Change in unrealized appreciation (depreciation) of:
Investments	225,581	(147,840)	(18,737)
Net Realized and Unrealized Gain (Loss) on Investments	87,418	(85,632)	(176,524)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,278,072	$(52,425)	$(84,727)

(a)	Period from June 16, 2020, date operations commenced, through June 30, 2020.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2020

		Principal U.S.
	Principal	Large-Cap	Principal U.S.
	Ultra-Short	Multi-Factor	Mega-Cap
	Active	Core Index	Multi-Factor
	Income ETF	ETF (a)	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$4,565	$113,598	$31,545,402
Interest	290,762	—	—
Securities lending	232	6	—
Total Income	295,559	113,604	31,545,402
Expenses:
Management and investment advisory fees	22,481	8,723	2,185,571
Total Gross Expenses	22,481	8,723	2,185,571
Less: Reimbursement from Advisor	—	—	(437,114)
Total Net Expenses	22,481	8,723	1,748,457
Net Investment Income (Loss)	273,078	104,881	29,796,945
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	13,894	(281,084)	(39,096,513)
In-kind redemptions	—	53,516	76,719,704
Change in unrealized appreciation (depreciation) of:
Investments	26,421	338,431	3,750,721
Net Realized and Unrealized Gain (Loss) on Investments	40,315	110,863	41,373,912
Net Increase (Decrease) in Net Assets Resulting from Operations	$313,393	$215,744	$71,170,857

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2020

		Principal U.S.
		Small-
	Principal U.S.	MidCap
	Small-Cap	Multi-Factor
	Multi-Factor	Core Index
	Index ETF	ETF(a)
Net Investment Income (Loss)
Income:
Dividend	$6,239,476	$178,147
Withholding tax	(7,914)	(96)
Securities lending	519,630	3,622
Total Income	6,751,192	181,673
Expenses:
Management and investment advisory fees	1,339,461	17,715
Total Expenses	1,339,461	17,715
Net Investment Income (Loss)	5,411,731	163,958
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(29,948,688)	(658,947)
In-kind redemptions	17,966,067	207,400
Change in unrealized appreciation (depreciation) of:
Investments	(38,339,811)	(723,296)
Net Realized and Unrealized Gain (Loss) on Investments	(50,322,432)	(1,174,843)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,910,701)	$(1,010,885)

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Active Global Dividend
	Income ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$15,312,676	$17,193,973
Net realized gain (loss) on investments and foreign currency	(67,103,556)	1,254,462
Change in unrealized appreciation (depreciation) of investments and foreign currency	33,884,661	8,596,041
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,906,219)	27,044,476
Dividends to Shareholders
From net investment income and net realized gain on investments	(21,484,757)	(25,157,071)
Total Dividends	(21,484,757)	(25,157,071)
Capital Share Transactions
Net increase (decrease) in capital share transactions	30,294,631	9,866,044
Total Increase (Decrease) in Net Assets	(9,096,345)	11,753,449
Net Assets
Beginning of year	717,188,651	705,435,202
End of year	$708,092,306	$717,188,651

Capital Share Transactions
Dollars:
Sold	$30,294,631	$19,614,987
Redeemed	—	(9,748,943)
Net Increase (Decrease)	$30,294,631	$9,866,044
Shares:
Sold	1,100,000	700,000
Redeemed	—	(350,000)
Net Increase (Decrease)	1,100,000	350,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Active Income ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$13,044,523	$13,956,407
Net realized gain (loss) on investments and foreign currency	(6,438,943)	820,496
Change in unrealized appreciation (depreciation) of investments and foreign currency	(21,774,093)	(1,252,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,168,513)	13,524,681
Dividends to Shareholders
From net investment income and net realized gain on investments	(13,270,230)	(16,682,129)
Total Dividends	(13,270,230)	(16,682,129)
Capital Share Transactions
Net increase (decrease) in capital share transactions	82,015,573	(73,290,077)
Total Increase (Decrease) in Net Assets	53,576,830	(76,447,525)
Net Assets
Beginning of year	216,519,218	292,966,743
End of year	$270,096,048	$216,519,218

Capital Share Transactions
Dollars:
Sold	$83,568,006	$19,735,184
Redeemed	(1,552,433)	(93,025,261)
Net Increase (Decrease)	$82,015,573	$(73,290,077)
Shares:
Sold	2,100,000	500,000
Redeemed	(50,000)	(2,350,000)
Net Increase (Decrease)	2,050,000	(1,850,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Contrarian Value Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$82,054	$62,766
Net realized gain (loss) on investments	(678,105)	31,247
Change in unrealized appreciation (depreciation) of investments	(310,904)	72,388
Net Increase (Decrease) in Net Assets Resulting from Operations	(906,955)	166,401
Dividends to Shareholders
From net investment income and net realized gain on investments	(88,000)	(59,096)
Total Dividends	(88,000)	(59,096)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(957,251)	1,330,160
Total Increase (Decrease) in Net Assets	(1,952,206)	1,437,465
Net Assets
Beginning of year	5,355,508	3,918,043
End of year	$3,403,302	$5,355,508

Capital Share Transactions
Dollars:
Sold	$—	$2,617,157
Redeemed	(957,251)	(1,286,997)
Net Increase (Decrease)	$(957,251)	$1,330,160
Shares:
Sold	—	100,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease)	(50,000)	50,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Healthcare Innovators
	Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$(169,265)	$(206,535)
Net realized gain (loss) on investments	6,249,529	437,096
Change in unrealized appreciation (depreciation) of investments	10,242,069	(313,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,322,333	(82,621)
Capital Share Transactions
Net increase (decrease) in capital share transactions	22,302,643	4,692,133
Total Increase (Decrease) in Net Assets	38,624,976	4,609,512
Net Assets
Beginning of year	56,713,285	52,103,773
End of year	$95,338,261	$56,713,285

Capital Share Transactions
Dollars:
Sold	$43,226,695	$17,629,984
Redeemed	(20,924,052)	(12,937,851)
Net Increase (Decrease)	$22,302,643	$4,692,133
Shares:
Sold	1,100,000	550,000
Redeemed	(600,000)	(400,000)
Net Increase (Decrease)	500,000	150,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
International
Multi- Factor
Core Index ETF
Period ended
June 30, 2020 (a)
Operations
Net investment income (loss)	$378,838
Net realized gain (loss) on investments and foreign currency	(236,359)
Change in unrealized appreciation (depreciation) of investments and foreign currency	(592,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	(450,094)
Dividends to Shareholders
From net investment income and net realized gain on investments	(286,121)
Total Dividends	(286,121)
Capital Share Transactions
Net increase (decrease) in capital share transactions	17,396,905
Total Increase (Decrease) in Net Assets	16,660,690
Net Assets
Beginning of period	—
End of period	$16,660,690

Capital Share Transactions
Dollars:
Sold	$19,968,892
Redeemed	(2,571,987)
Net Increase (Decrease)	$17,396,905

Shares:
Sold	800,001
Redeemed	(100,000)
Net Increase (Decrease)	700,001

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Investment Grade Corporate
	Active ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$3,950,555	$8,348,813
Net realized gain (loss) on investments and futures	5,659,953	3,807,776
Change in unrealized appreciation (depreciation) of investments and futures	872,812	8,074,319
Net Increase (Decrease) in Net Assets Resulting from Operations	10,483,320	20,230,908
Dividends to Shareholders
From net investment income and net realized gain on investments	(8,211,758)	(9,092,787)
Total Dividends	(8,211,758)	(9,092,787)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(12,119,128)	(119,307,966)
Total Increase (Decrease) in Net Assets	(9,847,566)	(108,169,845)
Net Assets
Beginning of year	120,540,101	228,709,946
End of year	$110,692,535	$120,540,101

Capital Share Transactions
Dollars:
Sold	$3,894,368	$—
Redeemed	(16,013,496)	(119,307,966)
Net Increase (Decrease)	$(12,119,128)	$(119,307,966)
Shares:
Sold	150,000	—
Redeemed	(600,000)	(4,700,000)
Net Increase (Decrease)	(450,000)	(4,700,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Millennials Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$192,829	$89,134
Net realized gain (loss) on investments and foreign currency	(975,862)	1,610,100
Change in unrealized appreciation (depreciation) of investments and foreign currency	3,510,428	(1,332,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,727,395	366,354
Dividends to Shareholders
From net investment income and net realized gain on investments	(175,301)	(117,278)
Total Dividends	(175,301)	(117,278)
Capital Share Transactions
Net increase (decrease) in capital share transactions	2,125,336	564,845
Total Increase (Decrease) in Net Assets	4,677,430	813,921
Net Assets
Beginning of year	21,030,950	20,217,029
End of year	$25,708,380	$21,030,950

Capital Share Transactions
Dollars:
Sold	$2,125,336	$11,237,019
Redeemed	—	(10,672,174)
Net Increase (Decrease)	$2,125,336	$564,845
Shares:
Sold	50,000	300,000
Redeemed	—	(300,000)
Net Increase (Decrease)	50,000	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Price Setters Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$269,166	$244,715
Net realized gain (loss) on investments	612,248	1,295,164
Change in unrealized appreciation (depreciation) of investments	(392,815)	904,053
Net Increase (Decrease) in Net Assets Resulting from Operations	488,599	2,443,932
Dividends to Shareholders
From net investment income and net realized gain on investments	(260,900)	(256,124)
Total Dividends	(260,900)	(256,124)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(3,062,580)	(3,056,520)
Total Increase (Decrease) in Net Assets	(2,834,881)	(868,712)
Net Assets
Beginning of year	20,786,090	21,654,802
End of year	$17,951,209	$20,786,090

Capital Share Transactions
Dollars:
Sold	$25,326,160	$15,750,833
Redeemed	(28,388,740)	(18,807,353)
Net Increase (Decrease)	$(3,062,580)	$(3,056,520)
Shares:
Sold	650,000	450,000
Redeemed	(750,000)	(550,000)
Net Increase (Decrease)	(100,000)	(100,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Shareholder Yield
	Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$417,491	$314,148
Net realized gain (loss) on investments	(430,875)	(454,901)
Change in unrealized appreciation (depreciation) of investments	1,221,147	44,142
Net Increase (Decrease) in Net Assets Resulting from Operations	1,207,763	(96,611)
Dividends to Shareholders
From net investment income and net realized gain on investments	(284,301)	(303,638)
Total Dividends	(284,301)	(303,638)
Capital Share Transactions
Net increase (decrease) in capital share transactions	16,588,925	172,725
Total Increase (Decrease) in Net Assets	17,512,387	(227,524)
Net Assets
Beginning of year	14,394,580	14,622,104
End of year	$31,906,967	$14,394,580

Capital Share Transactions
Dollars:
Sold	$24,375,394	$6,273,624
Redeemed	(7,786,469)	(6,100,899)
Net Increase (Decrease)	$16,588,925	$172,725
Shares:
Sold	950,000	200,000
Redeemed	(250,000)	(200,000)
Net Increase (Decrease)	700,000	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Spectrum Preferred
	Securities Active ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$4,190,654	$1,964,634
Net realized gain (loss) on investments	(138,163)	(347,758)
Change in unrealized appreciation (depreciation) of investments	225,581	2,730,862
Net Increase (Decrease) in Net Assets Resulting from Operations	4,278,072	4,347,738
Dividends to Shareholders
From net investment income and net realized gain on investments	(4,757,405)	(2,777,398)
Total Dividends	(4,757,405)	(2,777,398)
Capital Share Transactions
Net increase (decrease) in capital share transactions	72,724,847	14,230,056
Total Increase (Decrease) in Net Assets	72,245,514	15,800,396
Net Assets
Beginning of year	67,749,566	51,949,170
End of year	$139,995,080	$67,749,566

Capital Share Transactions
Dollars:
Sold	$87,341,857	$14,230,056
Redeemed	(14,617,010)	—
Net Increase (Decrease)	$72,724,847	$14,230,056
Shares: (a)
Sold	4,500,000	750,000
Redeemed	(750,000)	—
Net Increase (Decrease)	3,750,000	750,000

(a)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020; see ‘Subsequent Events’ in Notes to Financial Statements.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal
Spectrum
Tax-Advantaged
Dividend Active
ETF
Period ended
June 30, 2020 (a)
Operations
Net investment income (loss)	$33,207
Net realized gain (loss) on investments	62,208
Change in unrealized appreciation (depreciation) of investments	(147,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,425)
Capital Share Transactions
Net increase (decrease) in capital share transactions	20,000,020
Total Increase (Decrease) in Net Assets	19,947,595
Net Assets
Beginning of period	—
End of period	$19,947,595

Capital Share Transactions
Dollars:
Sold	$20,000,020
Redeemed	—
Net Increase (Decrease)	$20,000,020

Shares:
Sold	1,000,001
Redeemed	—
Net Increase (Decrease)	1,000,001

(a)	Period from June 16, 2020, date operations commenced, through June 30, 2020.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Sustainable Momentum
	Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$91,797	$62,333
Net realized gain (loss) on investments	(157,787)	(134,921)
Change in unrealized appreciation (depreciation) of investments	(18,737)	220,129
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,727)	147,541
Dividends to Shareholders
From net investment income and net realized gain on investments	(92,000)	(49,407)
Total Dividends	(92,000)	(49,407)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(1,092,783)	—
Total Increase (Decrease) in Net Assets	(1,269,510)	98,134
Net Assets
Beginning of year	5,700,848	5,602,714
End of year	$4,431,338	$5,700,848

Capital Share Transactions
Dollars:
Sold	$—	$—
Redeemed	(1,092,783)	—
Net Increase (Decrease)	$(1,092,783)	$—
Shares:
Sold	—	—
Redeemed	(50,000)	—
Net Increase (Decrease)	(50,000)	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal Ultra-Short Active
	Income ETF
	Year ended	Period ended
	June 30, 2020	June 30, 2019 (a)
Operations
Net investment income (loss)	$273,078	$51,912
Net realized gain (loss) on investments	13,894	3
Change in unrealized appreciation (depreciation) of investments	26,421	17,870
Net Increase (Decrease) in Net Assets Resulting from Operations	313,393	69,785
Dividends to Shareholders
From net investment income and net realized gain on investments	(346,501)	(31,100)
Total Dividends	(346,501)	(31,100)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	12,503,901
Total Increase (Decrease) in Net Assets	(33,108)	12,542,586
Net Assets
Beginning of period	12,542,586	—
End of period	$12,509,478	$12,542,586

Capital Share Transactions
Dollars:
Sold	$—	$12,503,901
Redeemed	—	—
Net Increase (Decrease)	$—	$12,503,901
Shares:
Sold	—	500,001
Redeemed	—	—
Net Increase (Decrease)	—	500,001

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal U.S.
Large- Cap
Multi-Factor
Core Index ETF
Period ended
June 30, 2020 (a)
Operations
Net investment income (loss)	$104,881
Net realized gain (loss) on investments	(227,568)
Change in unrealized appreciation (depreciation) of investments	338,431
Net Increase (Decrease) in Net Assets Resulting from Operations	215,744
Dividends to Shareholders
From net investment income and net realized gain on investments	(75,200)
Total Dividends	(75,200)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,256,168
Total Increase (Decrease) in Net Assets	6,396,712
Net Assets
Beginning of period	—
End of period	$6,396,712

Capital Share Transactions
Dollars:
Sold	$7,509,615
Redeemed	(1,253,447)
Net Increase (Decrease)	$6,256,168

Shares:
Sold	300,001
Redeemed	(50,000)
Net Increase (Decrease)	250,001

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Mega-Cap Multi-Factor
	Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$29,796,945	$36,755,038
Net realized gain (loss) on investments	37,623,191	81,166,626
Change in unrealized appreciation (depreciation) of investments	3,750,721	108,677,962
Net Increase (Decrease) in Net Assets Resulting from Operations	71,170,857	226,599,626
Dividends to Shareholders
From net investment income and net realized gain on investments	(31,719,706)	(36,383,987)
Total Dividends	(31,719,706)	(36,383,987)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(153,346,324)	(237,799,859)
Total Increase (Decrease) in Net Assets	(113,895,173)	(47,584,220)
Net Assets
Beginning of year	1,618,941,056	1,666,525,276
End of year	$1,505,045,883	$1,618,941,056

Capital Share Transactions
Dollars:
Sold	$413,860,349	$419,368,978
Redeemed	(567,206,673)	(657,168,837)
Net Increase (Decrease)	$(153,346,324)	$(237,799,859)
Shares:
Sold	13,900,000	14,950,000
Redeemed	(19,500,000)	(23,300,000)
Net Increase (Decrease)	(5,600,000)	(8,350,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

	Principal U.S. Small-Cap Multi-Factor
	Index ETF
	Year ended	Year ended
	June 30, 2020	June 30, 2019
Operations
Net investment income (loss)	$5,411,731	$4,433,970
Net realized gain (loss) on investments	(11,982,621)	19,174,249
Change in unrealized appreciation (depreciation) of investments	(38,339,811)	(40,968,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,910,701)	(17,360,371)
Dividends to Shareholders
From net investment income and net realized gain on investments	(4,965,930)	(4,270,986)
Total Dividends	(4,965,930)	(4,270,986)
Capital Share Transactions
Net increase (decrease) in capital share transactions	22,981,970	25,655,605
Total Increase (Decrease) in Net Assets	(26,894,661)	4,024,248
Net Assets
Beginning of year	355,199,878	351,175,630
End of year	$328,305,217	$355,199,878

Capital Share Transactions
Dollars:
Sold	$113,314,051	$226,644,303
Redeemed	(90,332,081)	(200,988,698)
Net Increase (Decrease)	$22,981,970	$25,655,605
Shares:
Sold	3,650,000	7,150,000
Redeemed	(2,950,000)	(6,350,000)
Net Increase (Decrease)	700,000	800,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds

Principal U.S.
Small- MidCap
Multi-Factor
Core Index ETF
Period ended
June 30, 2020 (a)
Operations
Net investment income (loss)	$163,958
Net realized gain (loss) on investments	(451,547)
Change in unrealized appreciation (depreciation) of investments	(723,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,010,885)
Dividends to Shareholders
From net investment income and net realized gain on investments	(124,800)
Total Dividends	(124,800)

Capital Share Transactions
Net increase (decrease) in capital share transactions	10,008,112
Total Increase (Decrease) in Net Assets	8,872,427
Net Assets
Beginning of period	—
End of period	$8,872,427

Capital Share Transactions
Dollars:
Sold	$11,258,339
Redeemed	(1,250,227)
Net Increase (Decrease)	$10,008,112

Shares:
Sold	450,001
Redeemed	(50,000)
Net Increase (Decrease)	400,001

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seventeen series, Principal Active Global Dividend Income ETF, Principal Active Income ETF, Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Core Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal Sustainable Momentum Index ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, Principal U.S. Small-Cap Multi-Factor Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF, (collectively, the “Funds” and individually, a “Fund”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares with the exception of Principal International Multi-Factor Core Index ETF which is in creation of 100,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Principal Ultra-Short Active Income ETF initial investment and commencement of operations was April 24, 2019. Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF initial investment and commencement of operations was July 23, 2019. Principal Spectrum Tax-Advantaged Dividend Active ETF initial investment and commencement of operations was June 16, 2020.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Funds invest in other publicly traded investment funds, which are valued at the respective fund’s NAV.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees, as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated into at least a Creation Unit, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

2. Significant Accounting Policies (continued)

Dividends to Shareholders. Dividends to shareholders of the Funds are recorded on the ex-dividend date. Dividends to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, real estate investment trust’s (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2020, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of June 30, 2020, the Funds have adopted the ASU.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

3. Operating Policies

Contingent Convertible Securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. As of June 30, 2020, Principal Spectrum Tax-Advantaged Dividend Active ETF invested 42.38% of net assets in CoCos.

Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund’s sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. There were no funds with cross trades during the year.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. As of June 30, 2020, deposits with counterparty for Principal Investment Grade Corporate Active ETF were $105,600.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

3. Operating Policies (continued)

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations. As of June 30, 2020, the Funds had securities on loan as follows:

Fund	Market Value	Collateral Value
Principal Active Income ETF	$2,836,660	$2,918,957
Principal Contrarian Value Index ETF	93,029	96,401
Principal Healthcare Innovators Index ETF	3,979,431	4,074,103
Principal International Multi-Factor Core Index ETF	151,999	158,531
Principal Investment Grade Corporate Active ETF	587,624	600,345
Principal Millennials Index ETF	660,967	736,189
Principal Shareholder Yield Index ETF	979,657	982,112
Principal Spectrum Preferred Securities Active ETF	2,800,918	2,865,310
Principal Sustainable Momentum Index ETF	90,025	93,298
Principal Ultra-Short Active Income ETF	11,173	11,413
Principal U.S. Large-Cap Multi-Factor Core Index ETF	21,248	21,902
Principal U.S. Small-Cap Multi Factor Index ETF	13,244,086	13,835,298
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	233,460	240,129

Underlying Funds. Series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc., affiliates of the Advisor, may invest in certain of the Funds (the “underlying funds”).

An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk to the underlying funds to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2020, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding Shares of the underlying funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active Global Dividend Income ETF	98.52%
Principal Active Income ETF	86.25
Principal Investment Grade Corporate Active ETF	95.18
Principal Price Setters Index ETF	1.27
Principal U.S. Mega-Cap Multi-Factor Index ETF	87.43
Principal U.S. Small-Cap Multi-Factor Index ETF	96.67

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

3. Operating Policies (continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations information about derivatives can be found:

	Asset Derivatives		Liability Derivatives
	June 30, 2020		June 30, 2020
	Statement of Assets and		Statement of Assets and
Derivatives not accounted for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Receivables, Total		Payables, Total
	distributable earnings		distributable earnings
	(accumulated loss)	$ —	(accumulated loss)	$(84,948	)*

*	Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.

		Net Realized Gain or	Net Change in Unrealized
	Location of Gain or (Loss) on	(Loss) on Derivatives	Appreciation (Depreciation)
	Derivatives Recognized in	Recognized in	of Derivatives Recognized in
Derivatives not accounted for as hedging instruments	Statement of Operations	Statement of Operations	Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Net realized gain (loss) from
Futures contracts/Net change
in unrealized appreciation/
(depreciation) of Futures
	contracts	$119,273	$(84,948)

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.

The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the year ended June 30, 2020:

Contract Type	Derivative Type	Average Notional
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures — Long	$2,411,216
	Futures — Short	2,105,864

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

4. Fair Valuation (continued)

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Trust’s Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Funds’ securities carried at value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$697,831,672	$—	$—	$697,831,672
Investment Companies	3,714,283	—	—	3,714,283
Total investments in securities	$701,545,955	$—	$—	$701,545,955
Principal Active Income ETF
Common Stocks*	$55,206,691	$—	$—	$55,206,691
Preferred Stocks*	20,583,700	—	—	20,583,700
Bonds*	—	189,225,469	—	189,225,469
Investment Companies	4,716,553	—	—	4,716,553
Total investments in securities	$80,506,944	$189,225,469	$—	$269,732,413
Principal Contrarian Value Index ETF
Common Stocks*	$3,386,417	$—	$—	$3,386,417
Investment Companies	108,336	—	—	108,336
Total investments in securities	$3,494,753	$—	$—	$3,494,753
Principal Healthcare Innovators Index ETF
Common Stocks*	$95,150,997	$—	$—	$95,150,997
Investment Companies	4,261,544	—	—	4,261,544
Total investments in securities	$99,412,541	$—	$—	$99,412,541
Principal International Multi-Factor Core Index ETF
Common Stocks*	$16,387,916	$—	$—	$16,387,916
Preferred Stocks*	179,325	—	—	179,325
Investment Companies	216,772	—	—	216,772
Total investments in securities	$16,784,013	$—	$—	$16,784,013
Principal Investment Grade Corporate Active ETF
Bonds*	$—	$109,453,741	$—	$109,453,741
Investment Companies	2,021,124	—	—	2,021,124
Total investments in securities	$2,021,124	$109,453,741	$—	$111,474,865
Liabilities
Interest rate contracts
Futures	$(84,948)	$—	$—	$(84,948)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

4. Fair Valuation (continued)

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Millennials Index ETF
Common Stocks*	$25,646,008	$—	$—	$25,646,008
Investment Companies	1,120,581	—	—	1,120,581
Total investments in securities	$26,766,589	$—	$—	$26,766,589
Principal Price Setters Index ETF
Common Stocks*	$17,891,698	$—	$—	$17,891,698
Investment Companies	550,610	—	—	550,610
Total investments in securities	$18,442,308	$—	$—	$18,442,308
Principal Shareholder Yield Index ETF
Common Stocks*	$31,736,359	$—	$—	$31,736,359
Investment Companies	1,066,567	—	—	1,066,567
Total investments in securities	$32,802,926	$—	$—	$32,802,926
Principal Spectrum Preferred Securities Active ETF
Bonds*	$—	$137,313,540	$—	$137,313,540
Investment Companies	3,895,153	—	—	3,895,153
Total investments in securities	$3,895,153	$137,313,540	$—	$141,208,693
Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*	$3,047,963	$—	$—	$3,047,963
Bonds*	—	16,597,694	—	16,597,694
Investment Companies	133,648	—	—	133,648
Total investments in securities	$3,181,611	$16,597,694	$—	$19,779,305
Principal Sustainable Momentum Index ETF
Common Stocks*	$4,410,209	$—	$—	$4,410,209
Investment Companies	109,801	—	—	109,801
Total investments in securities	$4,520,010	$—	$—	$4,520,010
Principal Ultra-Short Active Income ETF
Bonds*	$—	$12,331,813	$—	$12,331,813
U.S. Government & Government Agency Obligations	—	103,102	—	103,102
Investment Companies	269,493	—	—	269,493
Total investments in securities	$269,493	$12,434,915	$—	$12,704,408
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Common Stocks*	$6,372,302	$—	$—	$6,372,302
Investment Companies	38,674	—	—	38,674
Total investments in securities	$6,410,976	$—	$—	$6,410,976
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,500,426,652	$—	$—	$1,500,426,652
Investment Companies	3,583,990	—	—	3,583,990
Total investments in securities	$1,504,010,642	$—	$—	$1,504,010,642
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*	$327,274,248	$—	$—	$327,274,248
Investment Companies	14,800,464	—	—	14,800,464
Total investments in securities	$342,074,712	$—	$—	$342,074,712
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Common Stocks*	$8,845,758	$—	$—	$8,845,758
Investment Companies	263,089	—	—	263,089
Total investments in securities	$9,108,847	$—	$—	$9,108,847

* For additional detail regarding sector classifications, please see the Schedules of Investments.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45	0.43	0.41	0.40
Principal Price Setters Index ETF^	0.29	0.27	0.25	0.24
Principal Shareholder Yield Index ETF^	0.29	0.27	0.25	0.24

^ Prior to November 1, 2019, the management fee was 0.40%, 0.38%, 0.36% and 0.35% respectively.

Fund				All Assets
Principal Active Global Dividend Income ETF				0.58%
Principal Active Income ETF				0.49
Principal Contrarian Value Index ETF				0.29
Principal International Multi-Factor Core Index ETF				0.25
Principal Investment Grade Corporate Active ETF				0.26
Principal Spectrum Preferred Securities Active ETF				0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF				0.60
Principal Sustainable Momentum Index ETF				0.29
Principal Ultra-Short Active Income ETF				0.18
Principal U.S. Large-Cap Multi-Factor Core Index ETF				0.15
Principal U.S. Mega-Cap Multi-Factor Index ETF				0.15
Principal U.S. Small-Cap Multi-Factor Index ETF				0.38
Principal U.S. Small-MidCap Multi-Factor Core Index ETF				0.20

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limits are expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The limits are as follows:

Fund	Expense Limit	Expiration Date
Principal Price Setters Index ETF	0.29%	Expired October 31, 2019
Principal Shareholder Yield Index ETF	0.29	Expired October 31, 2019
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12	Expiring October 31, 2020

Affiliated Ownership. At June 30, 2020, Principal Financial Services, Inc., Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. (each an affiliate of the Advisor) owned Shares as follows:

Fund	Shares
Principal Active Global Dividend Income ETF	26,650,000
Principal Active Income ETF	6,447,100
Principal Contrarian Value Index ETF	104,905
Principal International Multi-Factor Core Index ETF	586,897
Principal Investment Grade Corporate Active ETF	3,950,000
Principal Millennials Index ETF	200,001
Principal Price Setters Index ETF	5,716
Principal Shareholder Yield Index ETF	100,001
Principal Spectrum Preferred Securities Active ETF	199,004
Principal Spectrum Tax-Advantaged Dividend Active ETF	995,521
Principal Sustainable Momentum Index ETF	104,905
Principal Ultra-Short Active Income ETF	399,681
Principal U.S. Large-Cap Multi-Factor Core Index ETF	199,921
Principal U.S. Mega-Cap Multi-Factor Index ETF	43,800,000
Principal U.S. Small-Cap Multi-Factor Index ETF	11,992,090

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

6. Investment Transactions

For the period ended June 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

Non-U.S. Government	U.S. Government

Fund	Purchases	Sales	Purchases		Sales
Principal Active Global Dividend Income ETF	$296,533,681	$300,871,272	$—		$—
Principal Active Income ETF	111,321,186	27,103,144	—		—
Principal Contrarian Value Index ETF	4,456,605	4,452,729	—		—
Principal Healthcare Innovators Index ETF	21,760,484	23,343,202	—		—
Principal International Multi-Factor Core Index ETF	10,144,034	9,370,414	—		—
Principal Investment Grade Corporate Active ETF	82,929,267	96,321,816	1,461,338		1,664,322
Principal Millennials Index ETF	10,428,654	10,518,901	—		—
Principal Price Setters Index ETF	20,847,626	20,308,324	—		—
Principal Shareholder Yield Index ETF	7,030,555	7,006,635	—		—
Principal Spectrum Preferred Securities Active ETF	88,073,805	42,064,223	—		—
Principal Spectrum Tax-Advantaged Dividend Active ETF	21,041,535	1,234,625	—		—
Principal Sustainable Momentum Index ETF	3,307,017	3,296,958	—		—
Principal Ultra-Short Active Income ETF	5,924,236	2,522,540	412,477		309,371
Principal U.S. Large-Cap Multi-Factor Core Index ETF	3,741,379	4,322,108	—		—
Principal U.S. Mega-Cap Multi-Factor Index ETF	625,611,584	625,250,209	—		—
Principal U.S. Small-Cap Multi-Factor Index ETF	282,274,804	280,990,413	—		—
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	7,553,008	6,710,707	—		—

For the period ended June 30, 2020, in-kind transactions were as follows:

Fund	Purchases		Sales
Principal Active Global Dividend Income ETF	$28,397,662			$—
Principal Contrarian Value Index ETF	—		956,360
Principal Healthcare Innovators Index ETF	43,226,051		19,640,931
Principal International Multi-Factor Core Index ETF	19,184,029		2,571,138
Principal Millennials Index ETF	2,133,710			—
Principal Price Setters Index ETF	25,312,637		28,392,764
Principal Shareholder Yield Index ETF	24,376,843		7,788,467
Principal Spectrum Preferred Securities Active ETF	26,591,181			—
Principal Sustainable Momentum Index ETF	—		1,092,204
Principal U.S. Large-Cap Multi-Factor Core Index ETF	7,498,589		655,050
Principal U.S. Mega-Cap Multi-Factor Index ETF	406,583,252		560,353,895
Principal U.S. Small-Cap Multi-Factor Index ETF	113,303,494		89,380,509
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	11,244,526		2,051,182

Unsettled in-kind purchases and sales at the end of the period are included in investments securities purchased and investments securities sold, respectively, on the Statements of Assets and Liabilities.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the periods ended June 30, 2020, and June 30, 2019 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Period ended	Period ended	Period ended	Period ended
Fund	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Principal Active Global Dividend Income ETF	$21,484,757	$20,184,875	$—	$4,972,196
Principal Active Income ETF	13,270,230	14,143,301	—	2,538,828
Principal Contrarian Value Index ETF	88,000	59,096	—	—
Principal Healthcare Innovators Index ETF	—	—	—	—
Principal International Multi-Factor Core Index ETF	286,121	N/A	—	N/A
Principal Investment Grade Corporate Active ETF	7,184,698	9,092,787	1,027,060	—
Principal Millennials Index ETF	175,301	117,278	—	—
Principal Price Setters Index ETF	260,900	256,124	—	—
Principal Shareholder Yield Index ETF	284,301	303,638	—	—
Principal Spectrum Preferred Securities Active ETF	4,757,405	2,777,398	—	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	—	N/A	—	N/A
Principal Sustainable Momentum Index ETF	92,000	49,407	—	—
Principal Ultra-Short Active Income ETF	346,501	31,100	—	—
Principal U.S. Large-Cap Multi-Factor Core Index ETF	75,200	N/A	—	N/A
Principal U.S. Mega-Cap Multi-Factor Index ETF	31,719,706	36,383,987	—	—
Principal U.S. Small-Cap Multi-Factor Index ETF	4,965,930	4,270,986	—	—
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	124,800	N/A	—	N/A

*	The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2020, the components of distributable earnings on a federal income tax basis were:

				Late Year
				Ordinary and
	Undistributed Undistributed		Unrealized	Post Oct
	Ordinary	Long-Term	Appreciation/	Capital Loss	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Carryforward
Principal Active Global Dividend Income ETF	$6,444,257	$—	$68,313,182	$—	$(71,445,112)
Principal Active Income ETF	1,081,908	—	(17,582,436)	—	(6,972,049)
Principal Contrarian Value Index ETF	13,383	—	(263,109)	—	(392,517)
Principal Healthcare Innovators Index ETF	—	—	14,152,967	(73,221)	(4,341,444)
Principal International Multi-Factor Core Index ETF	107,572	—	(615,174)	(434,972)	—
Principal Investment Grade Corporate Active ETF	1,962,336	1,913,776	7,749,354	—	—
Principal Millennials Index ETF	151,077	—	3,711,326	—	(1,446,116)
Principal Price Setters Index ETF	59,666	—	455,757	—	(1,354,691)
Principal Shareholder Yield Index ETF	213,753	—	989,042	—	(1,971,578)
Principal Spectrum Preferred Securities Active ETF	604,872	—	(775,864)	—	(1,622,943)
Principal Spectrum Tax-Advantaged Dividend Active ETF	48,638	—	(165,171)	—	(5,892)
Principal Sustainable Momentum Index ETF	21,161	—	386,486	—	(149,415)
Principal Ultra-Short Active Income ETF	23,530	—	4,406	—	(22,359)
Principal U.S. Large-Cap Multi-Factor Core Index ETF	29,681	—	334,960	—	(277,864)
Principal U.S. Mega-Cap Multi-Factor Index ETF	6,941,485	—	105,434,052	—	(80,471,010)
Principal U.S. Small-Cap Multi-Factor Index ETF	1,513,125	—	(40,922,534)	—	(63,604,833)
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	41,259	—	(731,381)	—	(653,909)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

7. Federal Tax Information (continued)

Capital Loss Carryforwards. As of June 30, 2020, the following Funds had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active Global Dividend Income ETF	$10,018,097	$61,427,015	$71,445,112	$—
Principal Active Income ETF	1,309,661	5,662,388	6,972,049	—
Principal Contrarian Value Index ETF	—	392,517	392,517	—
Principal Healthcare Innovators Index ETF	1,409,906	2,931,538	4,341,444	—
Principal International Multi-Factor Core Index ETF	—	—	—	—
Principal Investment Grade Corporate Active ETF	—	—	—	—
Principal Millennials Index ETF	938,931	507,185	1,446,116	—
Principal Price Setters Index ETF	1,068,758	285,933	1,354,691	294,429
Principal Shareholder Yield Index ETF	804,006	1,167,572	1,971,578	230,798
Principal Spectrum Preferred Securities Active ETF	618,548	1,004,395	1,622,943	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	5,892	—	5,892	—
Principal Sustainable Momentum Index ETF	149,415	—	149,415	—
Principal Ultra-Short Active Income ETF	22,271	88	22,359	—
Principal U.S. Large-Cap Multi-Factor Core Index ETF	277,864	—	277,864	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	61,853,968	18,617,042	80,471,010	—
Principal U.S. Small-Cap Multi-Factor Index ETF	52,479,933	11,124,900	63,604,833	—
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	653,909	—	653,909	—

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2020, the Funds had late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Loss Capital Loss
Principal Healthcare Innovators Index ETF	$(73,221)	$—
Principal International Multi-Factor Core Index ETF	—	(434,972)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2020, the Funds recorded reclassifications as follows:

	Total Distributable
	Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active Global Dividend Income ETF	$—	$—
Principal Active Income ETF	(297,922)	297,922
Principal Contrarian Value Index ETF	501,140	(501,140)
Principal Healthcare Innovators Index ETF	(7,613,224)	7,613,224
Principal International Multi-Factor Core Index ETF	(206,359)	206,359
Principal Investment Grade Corporate Active ETF	(357,784)	357,784
Principal Millennials Index ETF	—	—
Principal Price Setters Index ETF	(1,632,456)	1,632,456
Principal Shareholder Yield Index ETF	(610,963)	610,963
Principal Spectrum Preferred Securities Active ETF	(256,739)	256,739
Principal Spectrum Tax-Advantaged Dividend Active ETF	(70,000)	70,000
Principal Sustainable Momentum Index ETF	216,662	(216,662)
Principal Ultra-Short Active Income ETF	—	—
Principal U.S. Large-Cap Multi-Factor Core Index ETF	(53,767)	53,767
Principal U.S. Mega-Cap Multi-Factor Index ETF	(76,422,483)	76,422,483
Principal U.S. Small-Cap Multi-Factor Index ETF	(17,901,905)	17,901,905
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	(208,346)	208,346

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2020

7. Federal Tax Information (continued)

Federal Income Tax Basis. As of June 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend Income ETF	$127,706,567	$(59,417,867)	$68,288,700	$633,257,255
Principal Active Income ETF	12,083,274	(29,665,745)	(17,582,471)	287,314,884
Principal Contrarian Value Index ETF	61,354	(324,463)	(263,109)	3,757,862
Principal Healthcare Innovators Index ETF	21,255,246	(7,102,279)	14,152,967	85,259,574
Principal International Multi-Factor Core Index ETF	1,098,439	(1,713,934)	(615,495)	17,399,508
Principal Investment Grade Corporate Active ETF	8,949,743	(1,200,389)	7,749,354	103,725,511
Principal Millennials Index ETF	5,066,679	(1,353,902)	3,712,777	23,053,812
Principal Price Setters Index ETF	844,809	(389,052)	455,757	17,986,551
Principal Shareholder Yield Index ETF	1,965,982	(976,940)	989,042	31,813,884
Principal Spectrum Preferred Securities Active ETF	2,019,041	(2,794,905)	(775,864)	141,984,557
Principal Spectrum Tax-Advantaged Dividend Active ETF	30,620	(195,791)	(165,171)	19,944,476
Principal Sustainable Momentum Index ETF	674,760	(288,274)	386,486	4,133,524
Principal Ultra-Short Active Income ETF	33,908	(29,502)	4,406	12,700,002
Principal U.S. Large-Cap Multi-Factor Core Index ETF	693,114	(358,154)	334,960	6,076,016
Principal U.S. Mega-Cap Multi-Factor Index ETF	184,413,469	(78,979,417)	105,434,052	1,398,576,590
Principal U.S. Small-Cap Multi-Factor Index ETF	23,490,831	(64,413,365)	(40,922,534)	382,997,246
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	598,908	(1,330,289)	(731,381)	9,840,228

8. Other Matters

As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds’ performance and financial results.

9. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued. On June 9, 2020, the Board of Trustees approved items which merit recognition or disclosure in the financial statements.

The Board approved a 5 to 1 stock split for Principal Spectrum Preferred Securities ETF. The stock split, which was effective after the close of trade on July 22, 2020, has been retroactively reflected on the Statement of Assets and Liabilities, Statement of Changes in Net Assets and Financial Highlights.

The Board approved a Plan of Liquidation and Termination (the “Plan”) for Principal Contrarian Value Index ETF and Principal Sustainable Momentum Index ETF. Pursuant to the Plan, these Funds will liquidate on August 19, 2020.

The Board also approved Principal Spectrum Preferred Securities Active ETF switching exchanges from Cboe BZX Exchange, Inc. to NYSE Arca effective on August 17, 2020.

The following name changes effective on or about September 30, 2020, as shown below:

Current Name
Principal International Multi-Factor Core Index ETF
Principal Price Setters Index ETF
Principal Shareholder Yield Index ETF
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Principal U.S. Mega-Cap Multi-Factor Index ETF
Principal U.S. Small-Cap Multi-Factor Index ETF
Principal U.S. Small-MidCap Multi-Factor Core Index ETF

Approved New Name
Principal International Multi-Factor ETF
Principal Quality ETF
Principal Value ETF
Principal U.S. Large-Cap Multi-Factor ETF
Principal U.S. Mega-Cap ETF
Principal U.S. Small-Cap Multi-Factor ETF
Principal U.S. Small-MidCap Multi-Factor ETF

There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal Active Global Dividend Income ETF

June 30, 2020

COMMON STOCKS — 98.55%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 4.37%			Machinery — Diversified — 1.06%
LVMH Moet Hennessy Louis Vuitton SE	29,106	$12,769,576	Kone OYJ, Class B	109,081	$7,502,661
NIKE Inc, Class B	185,343	18,172,881
			Media — 1.58%
		$30,942,457	Walt Disney Co/The	100,185	11,171,629

Auto Manufacturers — 2.01%			Multi-National — 0.22%
PACCAR Inc	190,352	14,247,847	Banco Latinoamericano de Comercio Exterior
Auto Parts & Equipment — 2.17%			SA, Class E	132,671	1,525,717
Bridgestone Corp	260,500	8,369,294
Magna International Inc	157,822	7,028,519	Oil & Gas — 3.82%
			Chevron Corp	136,882	12,213,981
		$15,397,813	Marathon Petroleum Corp	225,670	8,435,544
Banks — 5.25%			Royal Dutch Shell PLC, Class B	420,797	6,382,056
First Republic Bank	142,973	15,153,708			$27,031,581
JPMorgan Chase & Co	185,874	17,483,308
PacWest Bancorp	231,891	4,570,572	Packaging & Containers — 1.15%
			Packaging Corp of America	81,859	8,169,528
		$37,207,588
Beverages — 4.55%			Pharmaceuticals — 5.02%
Ambev SA ADR	3,895,862	10,285,076	Novo Nordisk A/S, Class B	160,296	10,377,852
Coca-Cola Co/The	270,187	12,071,955	Pfizer Inc	369,785	12,091,970
Diageo PLC	297,410	9,881,888	Roche Holding AG	37,833	13,111,473
		$32,238,919			$35,581,295
Biotechnology — 1.71%			Real Estate — 0.78%
CSL Ltd	61,059	12,093,269	Daito Trust Construction Co Ltd	59,900	5,497,098

Chemicals — 2.39%			REITs — 3.25%
Givaudan SA	2,004	7,462,254	Keppel DC REIT	7,416,000	13,516,533
Kansai Paint Co Ltd	450,800	9,489,867	Terreno Realty Corp	180,333	9,492,729
		$16,952,121			$23,009,262
Commercial Services — 2.73%			Semiconductors — 6.49%
Experian PLC	298,320	10,420,391	Lam Research Corp	34,072	11,020,929
Ritchie Bros Auctioneers Inc	218,067	8,908,037	Microchip Technology Inc	70,946	7,471,323
		$19,328,428	Taiwan Semiconductor Manufacturing Co Ltd
			ADR	483,248	27,433,989
Computers — 4.13%
Apple Inc	80,148	29,237,990			$45,926,241
			Software — 7.81%
Construction Materials — 1.07%			Broadridge Financial Solutions Inc	67,659	8,537,889
James Hardie Industries PLC	400,741	7,610,695	Microsoft Corp	147,272	29,971,325
Diversified Financial Services — 5.51%			SAP SE	120,222	16,791,823
BlackRock Inc	30,056	16,353,169			$55,301,037
Deutsche Boerse AG	77,220	13,972,157
Discover Financial Services	172,992	8,665,169	Telecommunications — 5.24%
			BCE Inc	298,179	12,435,839
		$38,990,495	Telenor ASA	706,476	10,283,087
Electric — 3.07%			Verizon Communications Inc	260,481	14,360,318
CLP Holdings Ltd	806,500	7,908,393			$37,079,244
NextEra Energy Inc	57,668	13,850,124
			Toys, Games & Hobbies — 4.10%
		$21,758,517	Hasbro Inc	250,463	18,772,202
Electrical Components & Equipment — 1.41%			Nintendo Co Ltd	23,000	10,226,719
Energizer Holdings Inc	209,871	9,966,774			$28,998,921
Electronics — 2.42%			Transportation — 3.12%
nVent Electric PLC	410,432	7,687,392	Expeditors International of Washington Inc	92,971	7,069,515
TE Connectivity Ltd	115,622	9,428,974	Union Pacific Corp	88,960	15,040,467
		$17,116,366			$22,109,982
Food — 2.84%
BIM Birlesik Magazalar AS	1,402,593	13,916,440	TOTAL COMMON STOCKS		$697,831,672
Danone SA	89,747	6,207,139	INVESTMENT COMPANIES — 0.53%	Shares Held	Value
		$20,123,579	Money Market Fund — 0.53%
Gas — 0.81%			State Street Institutional U.S. Government
Rubis SCA	119,796	5,757,792	Money Market Fund — Institutional
			Class 0.12% (a)	3,714,283	$3,714,283
Healthcare — Products — 4.12%
Coloplast A/S, Class B	81,402	12,616,850
Medtronic PLC	180,333	16,536,536	TOTAL INVESTMENT COMPANIES		$3,714,283
		$29,153,386	Total Investments		$701,545,955
			Other Assets and Liabilities — 0.92%		$6,546,351
Household Products/Wares — 1.07%
Avery Dennison Corp	66,122	7,543,859	TOTAL NET ASSETS — 100.00%		$708,092,306

Insurance — 3.28%			(a) Current yield shown is as of period end.
Chubb Ltd	122,226	15,476,256
Swiss Re AG	100,935	7,783,325
		$23,259,581

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
June 30, 2020

Portfolio Summary (unaudited)
Location	Percent
United States	48.70%
Switzerland	7.52%
Ireland	4.88%
Japan	4.74%
Germany	4.35%
Canada	4.01%
Taiwan	3.87%
France	3.49%
Denmark	3.25%
United Kingdom	2.48%
Turkey	1.97%
Singapore	1.91%
Australia	1.71%
Brazil	1.45%
Norway	1.45%
Hong Kong	1.12%
Finland	1.06%
Netherlands	0.90%
Panama	0.22%
Other Assets and Liabilities	0.92%
TOTAL NET ASSETS	100.00%

	June 30, 2019		Purchases	Sales	June 30, 2020
Affiliated Securities		Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class 0.00%		$—	$150,930,295	$150,930,295	$—
		$—	$150,930,295	$150,930,295	$—

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
		Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class 0.00%		$—	$—	$—	$—
		$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Active Income ETF

June 30, 2020

COMMON STOCKS — 20.44%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.19%			Oil & Gas — 1.35%
Interpublic Group of Cos Inc/The	29,883	$512,792	Chevron Corp	11,480	$1,024,361
			EOG Resources Inc	14,488	733,962
Apparel — 0.30%
			Exxon Mobil Corp	10,937	489,103
VF Corp	13,270	808,674
			HollyFrontier Corp	23,061	673,381
Auto Manufacturers — 0.35%			Marathon Petroleum Corp	19,377	724,312
PACCAR Inc	12,636	945,805			$3,645,119
Auto Parts & Equipment — 0.39%			Packaging & Containers — 0.41%
Magna International Inc	23,828	1,061,061	Packaging Corp of America	11,210	1,118,758

Banks — 2.70%			Pharmaceuticals — 1.18%
Bank of Hawaii Corp	6,537	401,437	Johnson & Johnson	6,108	858,968
Columbia Banking System Inc	26,335	746,466	Merck & Co Inc	16,110	1,245,786
Cullen / Frost Bankers Inc	9,441	705,337	Pfizer Inc	33,490	1,095,123
East West Bancorp Inc	31,010	1,123,802
JPMorgan Chase & Co	14,575	1,370,925			$3,199,877
PacWest Bancorp	38,475	758,342	REITs — 1.47%
Truist Financial Corp	18,413	691,408	Alexandria Real Estate Equities Inc	6,989	1,133,965
US Bancorp	24,265	893,437	Digital Realty Trust Inc	9,871	1,402,768
Washington Trust Bancorp Inc	18,337	600,537	Medical Properties Trust Inc	75,828	1,425,566
		$7,291,691			$3,962,299
Chemicals — 0.41%			Retail — 0.98%
Air Products & Chemicals Inc	4,647	1,122,065	Costco Wholesale Corp	3,380	1,024,850
			Home Depot Inc/The	2,940	736,499
Computers — 0.62%
Apple Inc	4,567	1,666,042	Starbucks Corp	12,184	896,621
					$2,657,970
Diversified Financial Services — 1.02%
BlackRock Inc	2,458	1,337,373	Semiconductors — 0.67%
KKR & Co Inc, Class A	45,683	1,410,691	Applied Materials Inc	10,335	624,751
			Microchip Technology Inc	11,171	1,176,418
		$2,748,064
					$1,801,169
Electric — 1.45%
ALLETE Inc	14,108	770,438	Software — 0.55%
Eversource Energy	12,778	1,064,024	Broadridge Financial Solutions Inc	4,405	555,867
WEC Energy Group Inc	11,603	1,017,003	SAP SE	6,705	938,700
Xcel Energy Inc	16,845	1,052,812			$1,494,567
		$3,904,277	Telecommunications — 0.43%
Electronics — 0.36%			BCE Inc	28,032	1,170,897
Honeywell International Inc	6,738	974,247	Toys, Games & Hobbies — 0.41%
Food — 0.77%			Hasbro Inc	14,659	1,098,692
Hormel Foods Corp	25,013	1,207,377
Tyson Foods Inc, Class A	14,697	877,558	TOTAL COMMON STOCKS		$55,206,691
		$2,084,935	PREFERRED STOCKS — 7.62%	Shares Held	Value
Hand/Machine Tools — 0.34%			Banks — 2.74%
Lincoln Electric Holdings Inc	6,497	547,307	Bank of America Corp; Series KK
			5.38%, 06/25/2024 (a),(b)	30,000	$771,000
Snap-on Inc	2,618	362,619
			Bank of America Corp; Series EE
		$909,926	6.00%, 04/25/2021 (a),(b)	10,000	258,400
Healthcare — Products — 1.33%			Goldman Sachs Group Inc/The; Series N
Abbott Laboratories	15,259	1,395,130	6.30%, 05/10/2021 (a),(b)	40,000	1,038,000
Medtronic PLC	14,112	1,294,071	JPMorgan Chase & Co; Series BB
Teleflex Inc	2,449	891,387	6.15%, 09/01/2020 (a),(b)	25,000	635,250
		$3,580,588	KeyCorp; Series F
			5.65%, 12/15/2023 (b)	50,000	1,250,000
Home Builders — 0.43%			Morgan Stanley; Series I
LCI Industries	10,063	1,157,044	(3-month USD LIBOR + 3.71%),
Insurance — 0.52%			6.38%, 10/15/2024 (a),(b),(c)	10,000	259,300
Chubb Ltd	6,054	766,558	Morgan Stanley; Series E
Fidelity National Financial Inc	20,926	641,591	(3-month USD LIBOR + 4.32%),
			7.13%, 10/15/2023 (a),(b),(c)	35,000	928,900
		$1,408,149
			Truist Financial Corp; Series O
Leisure Time — 0.31%			5.25%, 06/01/2025 (b)	40,000	1,043,200
Acushnet Holdings Corp	23,882	830,855	Wells Fargo & Co; Series Z
			4.75%, 03/15/2025 (b)	30,000	697,200
Machinery — Diversified — 0.78%
Deere & Co	7,263	1,141,380	Wells Fargo & Co; Series Y
Nordson Corp	5,143	975,679	5.63%, 06/15/2022 (b)	20,000	507,200
		$2,117,059			$7,388,450
Media — 0.72%			Electric — 1.44%
Comcast Corp, Class A	23,084	899,814	Alabama Power Co; Series A
Walt Disney Co/The	9,275	1,034,255	5.00%, 10/01/2022 (a),(b)	50,000	1,286,000
			Duke Energy Corp; Series A
		$1,934,069	5.75%, 06/15/2024 (b)	35,000	942,200

See accompanying notes.

     Schedule of Investments Principal Active Income ETF

June 30, 2020

				Principal
PREFERRED STOCKS (continued)	Shares Held	Value	BONDS (continued)	Amount	Value
Electric (continued)			Diversified Financial Services — 1.27%
Entergy Louisiana LLC			Jefferies Group LLC
4.88%, 09/01/2066	25,000	$626,250	6.25%, 01/15/2036	$3,000,000	$3,437,059
Entergy Mississippi LLC
			Electric — 4.51%
4.90%, 10/01/2066	25,000	623,000
			Emera Inc
NextEra Energy Capital Holdings Inc; Series I
5.13%, 11/15/2072 (a)	16,000	405,600	(3-month USD LIBOR + 5.44%),
			6.75%, 06/15/2076 (c)	3,000,000	3,244,530
		$3,883,050	GenOn Energy Inc
Gas — 0.43%			0.00%, 10/15/2020 (e),(f),(g),(h)	3,100,000	—
NiSource Inc			PPL Capital Funding Inc
(5-year Treasury Constant Maturity			(3-month USD LIBOR + 2.67%),
Rate + 3.63%),			2.97%, 03/30/2067 (c)	6,000,000	4,500,000
6.50%, 03/15/2024 (a),(b),(c)	45,000	1,161,450	Talen Energy Supply LLC
			4.60%, 12/15/2021	5,000,000	4,451,250
Insurance — 1.01%
Allstate Corp/The; Series H					$12,195,780
5.10%, 10/15/2024 (b)	40,000	1,014,400	Entertainment — 0.57%
MetLife Inc; Series F			AMC Entertainment Holdings Inc
4.75%, 03/15/2025	70,000	1,719,900	6.13%, 05/15/2027	5,000,000	1,550,000
		$2,734,300	Environmental Control — 4.79%
REITs — 2.00%			Advanced Disposal Services Inc
Kimco Realty Corp; Series L			5.63%, 11/15/2024 (d)	3,000,000	3,112,500
5.13%, 08/16/2022 (a),(b)	40,000	937,600	Covanta Holding Corp
PS Business Parks Inc; Series W			5.88%, 03/01/2024	3,000,000	3,026,250
5.20%, 10/20/2021 (b)	20,000	492,400	5.88%, 07/01/2025	2,000,000	2,025,000
PS Business Parks Inc; Series Y			Waste Pro USA Inc
5.20%, 12/07/2022 (b)	40,000	989,600	5.50%, 02/15/2026 (d)	5,000,000	4,772,450
Public Storage; Series I					$12,936,200
4.88%, 09/12/2024 (b)	15,000	379,500
			Food — 1.61%
Public Storage; Series E
4.90%, 10/14/2021 (b)	15,000	374,700	Post Holdings Inc
			4.63%, 04/15/2030 (d)	4,440,000	4,345,872
Public Storage; Series H
5.60%, 03/11/2024 (b)	35,000	933,450	Healthcare — Products — 1.92%
Vornado Realty Trust; Series M			Hologic Inc
5.25%, 12/13/2022 (b)	60,000	1,309,200	4.63%, 02/01/2028 (d)	5,000,000	5,187,500

		$5,416,450	Healthcare — Services — 6.51%
			Encompass Health Corp
TOTAL PREFERRED STOCKS		$20,583,700	4.75%, 02/01/2030	2,000,000	1,910,000
	Principal		5.75%, 09/15/2025	3,000,000	3,060,000
BONDS — 70.06%	Amount	Value	HCA Inc
Apparel — 1.31%			5.63%, 09/01/2028	4,000,000	4,465,000
Under Armour Inc			MEDNAX Inc
3.25%, 06/15/2026 (a)	$4,000,000	$3,530,800	6.25%, 01/15/2027 (d)	5,000,000	5,000,000
			Surgery Center Holdings Inc
Auto Parts & Equipment — 0.97%			6.75%, 07/01/2025 (a),(d)	3,500,000	3,158,750
Titan International Inc
6.50%, 11/30/2023	4,000,000	2,612,040			$17,593,750

Banks — 3.21%			Home Builders — 1.30%
Goldman Sachs Group Inc/The			PulteGroup Inc
(5-year Treasury Constant Maturity			6.38%, 05/15/2033	3,000,000	3,510,000
Rate + 3.22%),			Insurance — 1.55%
4.95%, 02/10/2025 (b),(c)	4,000,000	3,800,000	MetLife Inc
JPMorgan Chase & Co			9.25%, 04/08/2038 (d)	3,000,000	4,192,500
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(c)	5,000,000	4,862,500	Iron & Steel — 0.76%
			Allegheny Technologies Inc
		$8,662,500	7.88%, 08/15/2023	2,000,000	2,047,500
Chemicals — 3.70%
			Lodging — 1.77%
Kraton Polymers LLC / Kraton Polymers Capital			Boyd Gaming Corp 4.75%, 12/01/2027 (d)	3,000,000	2,580,000
Corp			6.00%, 08/15/2026	2,000,000	1,869,400
7.00%, 04/15/2025 (d)	5,000,000	5,025,000
			8.63%, 06/01/2025 (d)	310,000	323,950
OCI NV
5.25%, 11/01/2024 (d)	1,000,000	960,000			$4,773,350
6.63%, 04/15/2023 (d)	4,000,000	4,020,000	Media — 7.00%
		$10,005,000	CCO Holdings LLC / CCO Holdings Capital Corp
			5.13%, 05/01/2027 (d)	1,000,000	1,034,600
Commercial Services — 0.09%			5.38%, 06/01/2029 (d)	2,000,000	2,110,000
Avis Budget Car Rental LLC / Avis Budget			CSC Holdings LLC
Finance Inc			6.75%, 11/15/2021	3,000,000	3,149,130
5.50%, 04/01/2023	296,000	244,200	DISH DBS Corp
			5.88%, 11/15/2024	4,000,000	3,980,000

See accompanying notes.

     Schedule of Investments Principal Active Income ETF

June 30, 2020

		Principal			Principal
BONDS (continued)		Amount	Value	BONDS (continued)	Amount	Value
Media (continued)				Pharmaceuticals — 1.86%
Sirius XM Radio Inc				HLF Financing Sarl LLC / Herbalife
4.13%, 07/01/2030 (d)		$1,500,000	$1,483,440	International Inc
5.00%, 08/01/2027 (d)		1,000,000	1,022,070	7.25%, 08/15/2026 (d)	$5,000,000	$5,025,000
5.38%, 04/15/2025 (d)		4,000,000	4,108,000
ViacomCBS Inc				Pipelines — 5.69%
(3-month USD LIBOR + 3.90%),				Buckeye Partners LP
5.88%, 02/28/2057 (c)		1,000,000	985,500	3.95%, 12/01/2026	6,000,000	5,653,800
(3-month USD LIBOR + 3.90%),				EnLink Midstream Partners LP
6.25%, 02/28/2057 (c)		1,000,000	1,022,900	4.15%, 06/01/2025	5,000,000	3,850,000
			$18,895,640	4.85%, 07/15/2026	1,000,000	740,300
				NGPL PipeCo LLC
Mining — 1.11%				4.88%, 08/15/2027 (d)	2,000,000	2,197,841
Freeport-McMoRan Inc				Transcanada Trust
3.88%, 03/15/2023		3,000,000	3,000,000	(3-month USD LIBOR + 3.53%),
Mortgage-Backed Securities — 4.46%				5.63%, 05/20/2075 (c)	3,000,000	2,932,500
Citigroup Commercial Mortgage Trust 2015-GC29						$15,374,441
4.30%, 04/10/2048 (i)		750,000	716,217
COMM 2015-CCRE22 Mortgage Trust				REITs — 0.64%
4.24%, 03/10/2048 (i)		500,000	499,215	CBL & Associates LP
GS Mortgage Securities Trust 2013-GC13				5.95%, 12/15/2026	6,000,000	1,725,000
4.22%, 07/10/2046 (d),(i)		500,000	471,199
				Storage/Warehousing — 1.91%
GS Mortgage Securities Trust 2013-GCJ12				Mobile Mini Inc
4.18%, 06/10/2046 (i)		2,000,000	1,779,986
GS Mortgage Securities Trust 2014-GC24				5.88%, 07/01/2024	5,000,000	5,146,500
4.67%, 09/10/2047 (i)		500,000	403,407	Telecommunications — 4.10%
GS Mortgage Securities Trust 2015-GC32				CommScope Technologies LLC
4.57%, 07/10/2048 (i)		1,241,000	1,132,044	5.00%, 03/15/2027 (d)	6,250,000	5,629,375
JP Morgan Chase Commercial Mortgage				Sprint Corp
Securities Trust 2012-LC9				7.88%, 09/15/2023	3,000,000	3,378,750
4.57%, 12/15/2047 (d),(i)		1,750,000	1,407,188
				T-Mobile USA Inc
Wells Fargo Commercial Mortgage Trust				6.38%, 03/01/2025	2,000,000	2,055,000
2013-L	C12
4.41%, 07/15/2046 (i)		1,000,000	869,594			$11,063,125
Wells Fargo Commercial Mortgage Trust				Transportation — 1.98%
2014-L	C16			XPO Logistics Inc
4.46%, 08/15/2050		1,000,000	929,408	6.25%, 05/01/2025 (d)	2,250,000	2,356,875
Wells Fargo Commercial Mortgage Trust				6.50%, 06/15/2022 (d)	3,000,000	3,003,750
2015	-SG1
4.61%, 09/15/2048 (i)		1,600,000	1,434,297			$5,360,625
Wells Fargo Commercial Mortgage Trust
2016	-C35			TOTAL BONDS		$189,225,469
4.18%, 07/15/2048 (i)		1,000,000	879,927	INVESTMENT COMPANIES — 1.75%	Shares Held	Value
WFRBS Commercial Mortgage Trust 2013-C14				Money Market Funds — 1.75%
4.11%, 06/15/2046 (d),(i)		500,000	226,063
				Principal Government Money Market Fund —
WFRBS Commercial Mortgage Trust 2014-C22				Institutional Class 0.00% (e),(j),(k),(l)	2,918,957	$2,918,957
3.91%, 09/15/2057 (i)		1,000,000	901,613
4.05%, 09/15/2057 (d),(i)		500,000	402,534	State Street Institutional U.S. Government
				Money Market Fund — Institutional
			$12,052,692	Class 0.12% (l)	1,797,596	1,797,596
Office & Business Equipment — 1.09%
CDW LLC / CDW Finance Corp				TOTAL INVESTMENT COMPANIES		$4,716,553
4.25%, 04/01/2028		750,000	764,295	Total Investments		$269,732,413
5.50%, 12/01/2024		2,000,000	2,174,580	Other Assets and Liabilities — 0.13%		$363,635
			$2,938,875	TOTAL NET ASSETS — 100.00%		$270,096,048
Oil & Gas — 2.15%
Gulfport Energy Corp				(a) Security or a portion of the security was on loan at the end of the period.
6.38%, 01/15/2026		6,000,000	2,887,500	(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
Valaris PLC
4.75%, 01/15/2024		3,000,000	330,000	but they may be called by the issuer at an earlier date. Date shown, if any,
4.88%, 06/01/2022		2,000,000	220,000	reflects the next call date or final legal maturity date. Rate shown is as of
W&T Offshore Inc				period end.
9.75%, 11/01/2023 (d)		3,000,000	1,878,000
				(c) Rate shown is as of period end. The rate may be a variable or floating rate
Whiting Petroleum Corp
0.00%, 03/15/2021 (e),(f)		2,500,000	481,250	or a fixed rate which may convert to a variable or floating rate in the future.
				(d) Security exempt from registration under Rule 144A of the Securities Act of
			$5,796,750
				1933. These securities may be resold in transactions exempt from
Packaging & Containers — 2.23%				registration, normally to qualified institutional buyers. At the end of the
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer				period, the value of these securities totaled $81,057,227 or 30.01% of net
(Luxembourg) S.A.				assets.
5.13%, 07/15/2023 (d)		3,000,000	3,022,770	(e) Non-income producing security.
Sealed Air Corp				(f) Security is defaulted.
4.00%, 12/01/2027 (d)		3,000,000	3,000,000
				(g) The value of these investments was determined using significant
			$6,022,770	unobservable inputs.

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
June 30, 2020

(h) Fair value of the investment is determined in good faith by the Advisor	Portfolio Summary (unaudited)
under procedures established and periodically reviewed by the Board of	Sector	Percent
Directors. As of June 30, 2020, the fair value of the security totaled $0 or	Financial	17.61%
0.00% of net assets.	Consumer, Non-cyclical	15.28%
(i) Certain variable rate securities are not based on a published reference rate	Communications	12.43%
and spread but are determined by the issuer or agent and are based on	Industrial	11.42%
	Consumer, Cyclical	10.99%
current market conditions. These securities do not indicate a reference rate	Energy	9.62%
and spread in their description. Rate shown is the rate in effect as of period	Utilities	7.40%
end.	Basic Materials	5.99%
(j) Affiliated Security. Security is either an affiliate (and registered under the	Mortgage Securities	4.46%
Investment Company Act of 1940) or an affiliate as defined by the	Technology	2.92%
Investment Company Act of 1940 (controls 5.00% or more of the	Investment Companies	1.75%
	Other Assets and Liabilities	0.13%
outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.	TOTAL NET ASSETS	100.00%
(k) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled
$2,918,957 or 1.08% of net assets.
(l) Current yield shown is as of period end.

	June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$72,421,308	$69,502,351	$2,918,957
	$—	$72,421,308	$69,502,351	$2,918,957

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2020

COMMON STOCKS — 99.51%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.33%			Commercial Services — 2.47%
L3Harris Technologies Inc	29	$4,920	Aaron’s Inc	364	$16,526
Spirit AeroSystems Holdings Inc, Class A	267	6,392	ADT Inc (b)	1,889	15,074
		$11,312	AMERCO	43	12,994
			Global Payments Inc	33	5,598
Agriculture — 0.58%			ManpowerGroup Inc	195	13,406
Archer-Daniels-Midland Co	342	13,646	Quanta Services Inc	364	14,280
Bunge Ltd	148	6,087	ServiceMaster Global Holdings Inc (a)	176	6,281
		$19,733			$84,159
Airlines — 2.43%			Computers — 1.66%
Alaska Air Group Inc	583	21,140	DXC Technology Co	1,403	23,150
Delta Air Lines Inc	548	15,371	Hewlett Packard Enterprise Co	2,055	19,995
JetBlue Airways Corp (a)	1,980	21,582
			Western Digital Corp	301	13,289
United Airlines Holdings Inc (a)	710	24,573
					$56,434
		$82,666
			Construction Materials — 1.02%
Apparel — 1.31%			Johnson Controls International PLC	427	14,578
Dow Inc (a)	152	6,195
			MDU Resources Group Inc	268	5,944
PVH Corp	439	21,094	Owens Corning	256	14,275
Ralph Lauren Corp	78	5,657
Skechers U.S.A. Inc, Class A (a)	187	5,868			$34,797
Tapestry Inc	426	5,657	Distribution/Wholesale — 0.81%
			LKQ Corp (a)	488	12,785
		$44,471
			Univar Solutions Inc (a)	866	14,601
Auto Manufacturers — 1.20%
Ford Motor Co	3,493	21,238			$27,386
General Motors Co	771	19,506	Diversified Financial Services — 3.72%
		$40,744	Air Lease Corp	663	19,419
			Alliance Data Systems Corp	127	5,730
Auto Parts & Equipment — 0.84%			Ally Financial Inc	993	19,691
BorgWarner Inc	417	14,720	Capital One Financial Corp	293	18,339
Lear Corp	126	13,737	Invesco Ltd	2,168	23,328
		$28,457	Jefferies Financial Group Inc	1,182	18,380
Banks — 4.89%			Synchrony Financial	978	21,673
Bank OZK	484	11,360			$126,560
BOK Financial Corp	91	5,136	Electrical Components & Equipment — 0.19%
CIT Group Inc	954	19,776	Acuity Brands Inc	68	6,510
Citigroup Inc	236	12,060
Citizens Financial Group Inc	719	18,148	Electronics — 1.44%
Comerica Inc	129	4,915	Arrow Electronics Inc (a)	193	13,257
Fifth Third Bancorp	562	10,835	Avnet Inc	732	20,412
First Horizon National Corp	1,167	11,623	SYNNEX Corp	127	15,211
FNB Corp	1,474	11,055			$48,880
Goldman Sachs Group Inc/The	23	4,545
			Energy — Alternate Sources — 0.62%
KeyCorp	394	4,799	First Solar Inc (a)	427	21,137
PacWest Bancorp	271	5,341
Pinnacle Financial Partners Inc	118	4,955	Engineering & Construction — 1.10%
Popular Inc	277	10,296	AECOM (a)	346	13,003
Regions Financial Corp	964	10,720	EMCOR Group Inc	92	6,085
Synovus Financial Corp	242	4,968	Jacobs Engineering Group Inc	70	5,936
Wintrust Financial Corp	256	11,167	KBR Inc	248	5,592
Zions Bancorp NA	141	4,794	MasTec Inc (a)	150	6,730
		$166,493			$37,346
Beverages — 0.53%			Entertainment — 0.99%
Molson Coors Beverage Co, Class B	526	18,073	Cinemark Holdings Inc	889	10,268
			Madison Square Garden Sports Corp (a)	34	4,994
Biotechnology — 1.09%
Alexion Pharmaceuticals Inc (a)	48	5,387	Marriott Vacations Worldwide Corp	222	18,251
Bio-Rad Laboratories Inc, Class A (a)	12	5,418			$33,513
Corteva Inc (a)	730	19,557	Food — 1.85%
Sage Therapeutics Inc (a)	162	6,736	Conagra Brands Inc	166	5,838
		$37,098	JM Smucker Co/The	52	5,502
			Kraft Heinz Co/The	654	20,856
Chemicals — 3.25%			Performance Food Group Co (a)	217	6,323
Albemarle Corp	76	5,868	Pilgrim’s Pride Corp (a)	282	4,763
Ashland Global Holdings Inc	201	13,889
			Tyson Foods Inc, Class A	96	5,732
DuPont de Nemours Inc	393	20,880	US Foods Holding Corp (a)	698	13,765
Eastman Chemical Co	198	13,789
Huntsman Corp	736	13,226			$62,779
Mosaic Co/The	1,649	20,629	Food Service — 0.15%
Westlake Chemical Corp	418	22,425	Aramark	225	5,078

		$110,706	Forest Products & Paper — 0.18%
			International Paper Co	172	6,056

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Hand/Machine Tools — 0.18%			Mining — 1.41%
Snap-on Inc	45	$6,233	Alcoa Corp (a)	2,163	$24,312
Healthcare — Products — 0.33%			Freeport-McMoRan Inc	1,524	17,633
DENTSPLY SIRONA Inc	126	5,551	Newmont Corp	98	6,050
Zimmer Biomet Holdings Inc	47	5,610			$47,995
		$11,161	Miscellaneous Manufacture — 0.42%
Healthcare — Services — 0.80%			Textron Inc	433	14,250
Anthem Inc	20	5,260	Office & Business Equipment — 0.57%
Centene Corp (a)	89	5,656	Xerox Holding Corp (a)	1,257	19,220
Laboratory Corp of America Holdings (a)	34	5,648
Syneos Health Inc (a)	94	5,475	Oil & Gas — 13.49%
Universal Health Services Inc, Class B	56	5,202	Chevron Corp	151	13,474
		$27,241	Cimarex Energy Co	759	20,865
			Concho Resources Inc	254	13,081
Home Builders — 1.98%			ConocoPhillips	328	13,782
DR Horton Inc	243	13,474	Continental Resources Inc	1,628	28,539
Lennar Corp, Class A	330	20,335	CVR Energy Inc	286	5,751
PulteGroup Inc	395	13,442	Devon Energy Corp	1,843	20,900
Toll Brothers Inc	617	20,108	Diamondback Energy Inc	468	19,572
		$67,359	EOG Resources Inc	271	13,729
Home Furnishings — 0.18%			EQT Corp	1,496	17,802
Whirlpool Corp	48	6,217	Exxon Mobil Corp	439	19,632
			Helmerich & Payne Inc	991	19,334
Housewares — 0.21%			Hess Corp	121	6,269
Newell Brands Inc	440	6,987	HollyFrontier Corp	634	18,513
Insurance — 5.14%			Marathon Oil Corp	3,732	22,840
American International Group Inc	576	17,960	Marathon Petroleum Corp	568	21,232
Assured Guaranty Ltd	669	16,330	Murphy Oil Corp	1,668	23,018
Athene Holding Ltd, Class A (a)	377	11,759	Noble Energy Inc	2,283	20,456
Brighthouse Financial Inc (a)	583	16,219	Occidental Petroleum Corp	1,537	28,127
Equitable Holdings Inc	907	17,496	Parsley Energy Inc, Class A	2,181	23,293
Lincoln National Corp	456	16,776	Phillips 66	177	12,726
Loews Corp	142	4,869	Pioneer Natural Resources Co	151	14,753
MetLife Inc	481	17,566	Transocean Ltd (a),(b)	14,958	27,373
MGIC Investment Corp	1,329	10,885	Valero Energy Corp	200	11,764
Prudential Financial Inc	284	17,296	WPX Energy Inc (a)	3,515	22,426
Radian Group Inc	294	4,560
Reinsurance Group of America Inc	52	4,079			$459,251
Unum Group	1,143	18,962	Oil & Gas Services — 2.16%
		$174,757	Baker Hughes Co	1,209	18,607
Iron & Steel — 1.17%			Halliburton Co	1,697	22,027
Nucor Corp	318	13,168	National Oilwell Varco Inc	1,602	19,624
Reliance Steel & Aluminum Co	142	13,480	Schlumberger Ltd	726	13,351
Steel Dynamics Inc	505	13,176			$73,609
		$39,824	Packaging & Containers — 0.59%
Leisure Time — 1.98%			Westrock Co	711	20,093
Carnival Corp (b)	1,267	20,804
			Pharmaceuticals — 1.90%
Harley-Davidson Inc	273	6,489	Cigna Corp (a)	29	5,442
Norwegian Cruise Line Holdings Ltd (a)	1,273	20,916
			CVS Health Corp	205	13,319
Royal Caribbean Cruises Ltd	384	19,315	Elanco Animal Health Inc (a)	626	13,428
		$67,524	Mylan NV (a)	1,170	18,813
Lodging — 0.57%			Perrigo Co PLC	245	13,541
MGM Resorts International	1,162	19,522			$64,543
Machinery — Construction & Mining — 0.17%			Pipelines — 1.97%
Oshkosh Corp	82	5,873	Antero Midstream Corp	4,168	21,257
Machinery — Diversified — 1.15%			Kinder Morgan Inc	846	12,834
AGCO Corp	243	13,477	ONEOK Inc	158	5,249
Flowserve Corp	221	6,303	Targa Resources Corp	1,114	22,358
Middleby Corp/The (a)	86	6,789	Williams Cos Inc/The	283	5,382
Westinghouse Air Brake Technologies Corp	220	12,665			$67,080
		$39,234	Real Estate — 1.00%
Media — 3.14%			Howard Hughes Corp/The (a)	394	20,469
Discovery Inc, Class A (a),(b)	616	12,998	Jones Lang LaSalle Inc	131	13,553
DISH Network Corp, Class A (a)	437	15,081			$34,022
Fox Corp, Class A	201	5,391
Liberty Broadband Corp (a)	43	5,254	REITs — 15.94%
Liberty Media Corp-Liberty SiriusXM (a)	366	12,634	Alexandria Real Estate Equities Inc	37	6,003
News Corp, Class A	1,630	19,332	American Campus Communities Inc	428	14,963
Nexstar Media Group Inc, Class A	166	13,893	American Homes 4 Rent, Class A	529	14,230
ViacomCBS Inc, Class B	961	22,410	Brixmor Property Group Inc	1,198	15,358
		$106,993	Cousins Properties Inc	429	12,797
			EPR Properties	631	20,905

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
REITs (continued)			Transportation — 1.36%
Equity Commonwealth	399	$12,848	FedEx Corp	44	$6,170
Healthcare Trust of America Inc, Class A	218	5,781	Kirby Corp (a)	389	20,835
Healthpeak Properties Inc	236	6,504	Knight-Swift Transportation Holdings Inc	321	13,389
Highwoods Properties Inc	151	5,637	XPO Logistics Inc (a)	74	5,716
Host Hotels & Resorts Inc	1,122	12,106			$46,110
Hudson Pacific Properties Inc	553	13,913
Invitation Homes Inc	219	6,029	TOTAL COMMON STOCKS		$3,386,417
JBG SMITH Properties	449	13,277
Kilroy Realty Corp	101	5,929	INVESTMENT COMPANIES —3.18%	Shares Held	Value
Kimco Realty Corp	1,795	23,048	Money Market Funds — 3.18%
Macerich Co/The (b)	2,925	26,237	Principal Government Money Market Fund —
Medical Properties Trust Inc	739	13,893	Institutional Class 0.00% (a),(c),(d),(e)	96,401	$96,401
National Retail Properties Inc	185	6,564	State Street Institutional U.S. Government Money
New Residential Investment Corp	1,521	11,301	Market Fund — Institutional Class 0.12% (e)	11,935	11,935
Omega Healthcare Investors Inc	186	5,530
Park Hotels & Resorts Inc	2,029	20,067	TOTAL INVESTMENT COMPANIES		$108,336
Pebblebrook Hotel Trust	1,461	19,957
Prologis Inc	63	5,880	Total Investments		$3,494,753
Realty Income Corp	104	6,188	Other Assets and Liabilities — (2.69)%		$(91,451)
Regency Centers Corp	312	14,318	TOTAL NET ASSETS — 100.00%		$3,403,302
Sabra Health Care REIT Inc	1,482	21,385
Service Properties Trust	2,952	20,930	(a) Non-income producing security.
SL Green Realty Corp	473	23,314	(b) Security or a portion of the security was on loan at the end of the period.
Spirit Realty Capital Inc	701	24,437	(c) Security or a portion of the security was pledged as collateral for securities
STAG Industrial Inc	215	6,304
Starwood Property Trust Inc	352	5,266	lending. At the end of the period, the value of these securities totaled
STORE Capital Corp	714	17,000	$96,401 or 2.83% of net assets.
Two Harbors Investment Corp	2,414	12,167	(d) Affiliated Security. Security is either an affiliate (and registered under the
Ventas Inc	382	13,989	Investment Company Act of 1940) or an affiliate as defined by the
VEREIT Inc	3,636	23,379	Investment Company Act of 1940 (controls 5.00% or more of the
VICI Properties Inc	705	14,234	outstanding voting shares of the security). Please see affiliated sub-schedule
Vornado Realty Trust	369	14,100
Welltower Inc	263	13,610	for transactional information.
Weyerhaeuser Co	289	6,491	(e) Current yield shown is as of period end.
WP Carey Inc	97	6,562
		$542,431	Portfolio Summary (unaudited)
Retail — 4.72%			Sector		Percent
Advance Auto Parts Inc	42	5,983	Financial		31.13%
AutoNation Inc (a)	506	19,015	Energy		18.25%
Foot Locker Inc	482	14,055	Consumer, Cyclical		18.00%
Gap Inc/The	2,239	28,256	Consumer, Non-cyclical		9.54%
Kohl’s Corp	1,037	21,539	Industrial		7.95%
Macy’s Inc (b)	3,136	21,576	Basic Materials		6.01%
Penske Automotive Group Inc	558	21,600	Communications		5.25%
Qurate Retail Inc, Series A (a)	2,421	23,000	Technology		3.38%
Walgreens Boots Alliance Inc	136	5,765	Investment Companies		3.18%
		$160,789	Other Assets and Liabilities		(2.69)%
Savings & Loans — 0.44%			TOTAL NET ASSETS		100.00%
People’s United Financial Inc	409	4,732
Sterling Bancorp	886	10,384
		$15,116
Semiconductors — 0.82%
Marvell Technology Group Ltd	177	6,206
Micron Technology Inc (a)	288	14,838
ON Semiconductor Corp (a)	354	7,016
		$28,060
Software — 0.33%
Fidelity National Information Services Inc	42	5,632
SolarWinds Corp (a)	317	5,601
		$11,233
Telecommunications — 2.10%
AT&T Inc	434	13,120
CenturyLink Inc	2,030	20,361
Corning Inc	256	6,630
GCI Liberty Inc, Class A (a)	193	13,726
Juniper Networks Inc	240	5,486
ViaSat Inc (a)	318	12,202
		$71,525
Textiles — 0.64%
Mohawk Industries Inc (a)	214	21,777

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
June 30, 2020

June 30, 2019		Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$505,286	$408,885	$96,401
	$—	$505,286	$408,885	$96,401

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

June 30, 2020

COMMON STOCKS — 99.80%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Biotechnology — 60.32%			Biotechnology (continued)
ACADIA Pharmaceuticals Inc (a)	33,270	$1,612,597	PTC Therapeutics Inc (a)	13,346	$677,176
Acceleron Pharma Inc (a)	11,476	1,093,318	Puma Biotechnology Inc (a)	8,318	86,757
ADMA Biologics Inc (a)	17,685	51,817	Radius Health Inc (a)	9,856	134,337
Adverum Biotechnologies Inc (a)	15,818	330,280	REGENXBIO Inc (a)	7,875	290,036
Agenus Inc (a)	29,335	115,287	Retrophin Inc (a)	9,172	187,201
Allakos Inc (a),(b)	10,538	757,261	Rigel Pharmaceuticals Inc (a)	35,789	65,494
Allogene Therapeutics Inc (a)	26,386	1,129,848	Rocket Pharmaceuticals Inc (a)	10,762	225,249
Alnylam Pharmaceuticals Inc (a)	19,185	2,841,490	Rubius Therapeutics Inc (a),(b)	17,040	101,899
AMAG Pharmaceuticals Inc (a)	7,242	55,401	Sage Therapeutics Inc (a)	11,328	471,018
Amicus Therapeutics Inc (a)	55,190	832,265	Sangamo Therapeutics Inc (a)	24,756	221,814
AnaptysBio Inc (a)	5,793	129,416	Seattle Genetics Inc (a)	18,098	3,075,212
Apellis Pharmaceuticals Inc (a)	16,226	529,941	Sorrento Therapeutics Inc (a),(b)	36,937	231,964
Applied Therapeutics Inc (a)	3,956	143,009	Stoke Therapeutics Inc (a)	6,988	166,524
Ardelyx Inc (a)	18,963	131,224	Theravance Biopharma Inc (a)	12,126	254,525
Arena Pharmaceuticals Inc (a)	10,861	683,700	Turning Point Therapeutics Inc (a)	7,802	503,931
Arrowhead Pharmaceuticals Inc (a)	20,723	895,026	Twist Bioscience Corp (a)	7,022	318,097
Assembly Biosciences Inc (a)	6,939	161,817	Ultragenyx Pharmaceutical Inc (a)	12,509	978,454
Atara Biotherapeutics Inc (a)	11,560	168,429	Veracyte Inc (a)	10,431	270,163
Avrobio Inc (a)	7,696	134,295	Vericel Corp (a)	9,543	131,884
BioCryst Pharmaceuticals Inc (a)	32,895	156,745	Viking Therapeutics Inc (a)	15,430	111,250
Biohaven Pharmaceutical Holding Co Ltd (a)	11,327	828,117	Vir Biotechnology Inc (a)	23,746	972,874
BioMarin Pharmaceutical Inc (a)	24,712	3,047,978	Xencor Inc (a)	12,421	402,316
Bluebird Bio Inc (a)	11,983	731,442	Y-mAbs Therapeutics Inc (a)	8,704	376,013
Blueprint Medicines Corp (a)	10,662	831,636	ZIOPHARM Oncology Inc (a),(b)	38,655	126,788
Bridgebio Pharma Inc (a)	26,737	871,894
					$57,507,847
Cara Therapeutics Inc (a)	9,967	170,436
CEL-SCI Corp (a),(b)	7,768	115,899	Chemicals — 0.10%
ChemoCentryx Inc (a)	12,618	726,040	Amyris Inc (a),(b)	22,530	96,203
Constellation Pharmaceuticals Inc (a)	8,888	267,084	Commercial Services — 1.72%
Cortexyme Inc (a)	6,276	290,579	HealthEquity Inc (a)	15,334	899,646
CRISPR Therapeutics AG (a)	12,878	946,404	Progyny Inc (a)	18,377	474,311
CytomX Therapeutics Inc (a)	9,704	80,834	R1 RCM Inc (a)	24,102	268,737
Deciphera Pharmaceuticals Inc (a)	11,057	660,324
Denali Therapeutics Inc (a)	20,837	503,839			$1,642,694
Dicerna Pharmaceuticals Inc (a)	14,999	380,975	Healthcare — Products — 13.40%
Dynavax Technologies Corp (a),(b)	17,905	158,817	10X Genomics Inc (a)	4,661	416,274
Editas Medicine Inc (a)	10,952	323,960	Accelerate Diagnostics Inc (a),(b)	11,669	176,902
Epizyme Inc (a)	20,874	335,236	Adaptive Biotechnologies Corp (a)	26,899	1,301,374
Esperion Therapeutics Inc (a),(b)	5,835	299,394	AtriCure Inc (a)	8,666	389,537
Evolus Inc (a),(b)	7,142	37,853	Avanos Medical Inc (a)	10,234	300,777
Exact Sciences Corp (a)	31,797	2,764,431	AxoGen Inc (a)	8,429	77,884
Fate Therapeutics Inc (a)	16,435	563,885	Axonics Modulation Technologies Inc (a)	7,247	254,442
FibroGen Inc (a)	18,890	765,612	Cardiovascular Systems Inc (a)	7,530	237,571
Gossamer Bio Inc (a)	14,100	183,300	CareDx Inc (a)	9,064	321,137
Guardant Health Inc (a)	20,287	1,645,884	Cerus Corp (a)	33,477	220,948
Halozyme Therapeutics Inc (a)	31,731	850,708	CryoLife Inc (a)	8,008	153,513
Homology Medicines Inc (a)	9,406	142,877	Cutera Inc (a)	3,035	36,936
ImmunoGen Inc (a)	37,198	171,111	GenMark Diagnostics Inc (a)	12,401	182,419
Immunomedics Inc (a)	41,784	1,480,825	Glaukos Corp (a)	7,884	302,903
Inovio Pharmaceuticals Inc (a),(b)	21,815	587,914	Hanger Inc (a)	7,971	132,000
Insmed Inc (a)	19,434	535,212	Inogen Inc (a)	4,694	166,731
Intercept Pharmaceuticals Inc (a)	7,092	339,778	Inspire Medical Systems Inc (a)	5,264	458,073
Ionis Pharmaceuticals Inc (a)	30,381	1,791,264	Intersect ENT Inc (a)	6,729	91,111
Iovance Biotherapeutics Inc (a)	27,304	749,495	Invacare Corp	7,189	45,794
Karuna Therapeutics Inc (a)	5,643	628,969	iRhythm Technologies Inc (a)	5,766	668,222
Karyopharm Therapeutics Inc (a)	13,410	253,985	Luminex Corp	9,622	313,004
Kodiak Sciences Inc (a)	9,594	519,227	Merit Medical Systems Inc (a)	11,978	546,796
Krystal Biotech Inc (a)	3,699	153,213	NanoString Technologies Inc (a)	7,629	223,911
Kura Oncology Inc (a)	9,674	157,686	Natera Inc (a)	16,799	837,598
Ligand Pharmaceuticals Inc (a)	3,843	429,840	Natus Medical Inc (a)	7,280	158,850
MacroGenics Inc (a)	10,444	291,596	Nevro Corp (a)	6,708	801,405
Mirati Therapeutics Inc (a)	8,541	975,126	Novocure Ltd (a)	21,384	1,268,071
Moderna Inc (a)	69,686	4,474,538	Orthofix Medical Inc (a)	4,074	130,368
Myriad Genetics Inc (a)	15,885	180,136	OrthoPediatrics Corp (a)	3,573	156,354
NantKwest Inc (a),(b)	21,006	257,954	Quanterix Corp (a)	5,980	163,792
Nektar Therapeutics (a)	38,087	882,095	Shockwave Medical Inc (a)	6,044	286,304
NextCure Inc (a)	5,733	122,916	Sientra Inc (a)	10,565	40,886
NGM Biopharmaceuticals Inc (a),(b)	14,234	280,979	Silk Road Medical Inc (a)	6,594	276,223
Novavax Inc (a),(b)	9,579	798,410	SmileDirectClub Inc (a),(b)	21,951	173,413
Omeros Corp (a),(b)	10,621	156,341	Tandem Diabetes Care Inc (a)	12,778	1,264,000
Pacific Biosciences of California Inc (a)	32,678	112,739	Varex Imaging Corp (a)	8,220	124,533
Precigen Inc (a)	34,742	173,363	ViewRay Inc (a)	31,433	70,410
Provention Bio Inc (a)	10,174	143,555
					$12,770,466

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Services — 5.24%			Retail — 0.18%
Brookdale Senior Living Inc (a)	39,629	$116,906	PetIQ Inc (a)	4,999	$174,165
Community Health Systems Inc (a)	25,166	75,750
Invitae Corp (a),(b)	21,056	637,786	TOTAL COMMON STOCKS		$95,150,997
MEDNAX Inc (a)	18,005	307,886
			INVESTMENT COMPANIES —4.47%	Shares Held	Value
OPKO Health Inc (a),(b)	145,501	496,158
Personalis Inc (a)	6,674	86,562	Money Market Funds — 4.47%
RadNet Inc (a)	10,734	170,349	Principal Government Money Market Fund —
			Institutional Class 0.00% (a),(c),(d),(e)	4,074,103	$4,074,103
Surgery Partners Inc (a)	10,569	122,283
Teladoc Health Inc (a)	13,475	2,571,569	State Street Institutional U.S. Government
Tenet Healthcare Corp (a)	22,549	408,362	Money Market Fund — Institutional Class
			0.12% (e)	187,441	187,441
		$4,993,611
Pharmaceuticals — 18.84%			TOTAL INVESTMENT COMPANIES		$4,261,544
Aerie Pharmaceuticals Inc (a)	9,888	145,947
			Total Investments		$99,412,541
Agile Therapeutics Inc (a)	18,587	51,672
			Other Assets and Liabilities — (4.27)%		$(4,074,280)
Agios Pharmaceuticals Inc (a)	14,816	792,360
Aimmune Therapeutics Inc (a),(b)	13,515	225,836	TOTAL NET ASSETS — 100.00%		$95,338,261
Akebia Therapeutics Inc (a)	25,397	344,891
Alector Inc (a)	17,111	418,193	(a) Non-income producing security.
Alkermes PLC (a)	34,185	663,360	(b) Security or a portion of the security was on loan at the end of the period.
Amneal Pharmaceuticals Inc (a)	28,633	136,293	(c) Security or a portion of the security was pledged as collateral for securities
Antares Pharma Inc (a)	34,853	95,846	lending. At the end of the period, the value of these securities totaled
Arvinas Inc (a)	8,321	279,086
			$4,074,103 or 4.27% of net assets.
Athenex Inc (a)	16,555	227,797
			(d) Affiliated Security. Security is either an affiliate (and registered under the
Axsome Therapeutics Inc (a)	7,471	614,714
BioDelivery Sciences International Inc (a)	19,202	83,721	Investment Company Act of 1940) or an affiliate as defined by the
Bioxcel Therapeutics Inc (a)	3,849	204,035	Investment Company Act of 1940 (controls 5.00% or more of the
Catalyst Pharmaceuticals Inc (a)	22,008	101,677	outstanding voting shares of the security). Please see affiliated sub-schedule
Clovis Oncology Inc (a),(b)	15,502	104,639	for transactional information.
Coherus Biosciences Inc (a)	14,980	267,543
			(e) Current yield shown is as of period end.
Collegium Pharmaceutical Inc (a)	7,158	125,265
Corbus Pharmaceuticals Holdings Inc (a),(b)	15,264	128,065
Cytokinetics Inc (a)	12,616	297,359	Portfolio Summary (unaudited)
Eidos Therapeutics Inc (a)	8,007	381,694	Sector		Percent
Enanta Pharmaceuticals Inc (a)	4,213	211,535
			Consumer, Non-cyclical		99.52%
Endo International PLC (a)	48,428	166,108
			Investment Companies		4.47%
Flexion Therapeutics Inc (a),(b)	8,150	107,172
			Consumer, Cyclical		0.18%
G1 Therapeutics Inc (a)	8,023	194,638
			Basic Materials		0.10%
Global Blood Therapeutics Inc (a)	13,026	822,331
			Other Assets and Liabilities		(4.27)%
Heron Therapeutics Inc (a)	19,226	282,814
Heska Corp (a)	1,669	155,501	TOTAL NET ASSETS		100.00%
Intellia Therapeutics Inc (a)	10,437	219,386
Intra-Cellular Therapies Inc (a)	13,969	358,584
Ironwood Pharmaceuticals Inc (a)	33,486	345,576
Kadmon Holdings Inc (a)	27,694	141,793
Kala Pharmaceuticals Inc (a)	7,856	82,567
La Jolla Pharmaceutical Co (a),(b)	5,797	24,695
Lannett Co Inc (a),(b)	8,612	62,523
Madrigal Pharmaceuticals Inc (a)	3,382	383,011
Mallinckrodt PLC (a),(b)	17,961	48,135
MannKind Corp (a)	44,080	77,140
Momenta Pharmaceuticals Inc (a)	24,573	817,544
MyoKardia Inc (a)	10,017	967,843
Owens & Minor Inc	13,420	102,260
Pacira BioSciences Inc (a)	9,122	478,631
Portola Pharmaceuticals Inc (a)	391	7,034
Principia Biopharma Inc (a)	7,180	429,292
Reata Pharmaceuticals Inc, Class A (a)	5,957	929,411
Relmada Therapeutics Inc (a),(b)	3,106	138,993
Revance Therapeutics Inc (a)	11,023	269,182
Rhythm Pharmaceuticals Inc (a)	9,377	209,107
Sarepta Therapeutics Inc (a)	16,167	2,592,217
Spectrum Pharmaceuticals Inc (a)	24,122	81,532
TG Therapeutics Inc (a)	21,801	424,683
TherapeuticsMD Inc (a),(b)	57,904	72,380
Tricida Inc (a)	10,597	291,206
uniQure NV (a)	9,454	425,997
Voyager Therapeutics Inc (a)	7,918	99,925
Zogenix Inc (a)	9,451	255,272
		$17,966,011

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
June 30, 2020

June 30, 2019		Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$37,827,518	$33,753,415	$4,074,103
	$—	$37,827,518	$33,753,415	$4,074,103

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS — 98.36%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.57%			Banks (continued)
Dentsu Group Inc	800	$18,930	Bankia SA	14,423	$15,368
JCDecaux SA (a)	886	16,474	Bankinter SA	4,332	20,660
Publicis Groupe SA	560	18,126	Banque Cantonale Vaudoise	430	41,800
Stroeer SE & Co KGaA	308	20,728	BNP Paribas SA (a)	2,126	84,483
WPP PLC	2,700	21,104	Canadian Imperial Bank of Commerce	453	30,278
		$95,362	Chiba Bank Ltd/The	3,300	15,526
			Commerzbank AG (a)	4,382	19,530
Aerospace & Defense — 0.73%			Commonwealth Bank of Australia	1,827	87,526
Airbus SE (a)	181	12,917
			Concordia Financial Group Ltd	4,900	15,656
BAE Systems PLC	2,853	17,089	Credit Agricole SA (a)	2,186	20,699
Leonardo SpA	2,409	15,969	Credit Suisse Group AG	4,418	45,689
MTU Aero Engines AG (a)	108	18,704
			DBS Group Holdings Ltd	4,000	59,702
Rolls-Royce Holdings PLC	4,370	15,454	DNB ASA	481	6,352
Saab AB, Class B (a)	440	10,983
			Erste Group Bank AG (a)	866	20,383
Safran SA (a)	299	29,971
			Hang Seng Bank Ltd	700	11,750
		$121,087	HSBC Holdings PLC	18,217	85,460
			Intesa Sanpaolo SpA (a)	33,405	63,937
Agriculture — 1.11%
British American Tobacco PLC	2,921	112,365	Israel Discount Bank Ltd, Class A	2,118	6,420
Imperial Brands PLC	994	18,949	Japan Post Bank Co Ltd	1,600	11,884
Japan Tobacco Inc (b)	2,900	53,756	KBC Group NV	348	19,963
			Lloyds Banking Group PLC	65,958	25,479
		$185,070	Mediobanca Banca di Credito Finanziario SpA	2,909	20,884
Airlines — 0.32%			Mitsubishi UFJ Financial Group Inc	13,900	54,274
ANA Holdings Inc (a)	600	13,620	Mizrahi Tefahot Bank Ltd	336	6,268
International Consolidated Airlines Group SA	6,920	19,053	Mizuho Financial Group Inc	25,600	31,344
Japan Airlines Co Ltd	800	14,388	National Australia Bank Ltd	3,035	38,161
Singapore Airlines Ltd	2,100	5,621	National Bank of Canada	474	21,479
			Natixis SA (a)	4,929	12,875
		$52,682
			Oversea-Chinese Banking Corp Ltd	8,800	56,831
Apparel — 1.63%			Raiffeisen Bank International AG	1,093	19,476
adidas AG (a)	167	43,829
			Resona Holdings Inc	4,800	16,350
Gildan Activewear Inc	1,466	22,709	Royal Bank of Canada	1,921	130,335
Hermes International	37	30,920	Royal Bank of Scotland Group PLC	13,185	19,866
Kering SA	79	42,980	Shinsei Bank Ltd	1,100	13,223
LVMH Moet Hennessy Louis Vuitton SE	275	120,650	Shizuoka Bank Ltd/The	2,400	15,404
Yue Yuen Industrial Holdings Ltd	7,500	11,399	Societe Generale SA (a)	953	15,846
		$272,487	Standard Chartered PLC	3,339	18,209
Auto Manufacturers — 2.54%			Sumitomo Mitsui Financial Group Inc	1,400	39,313
Bayerische Motoren Werke AG	312	19,917	Sumitomo Mitsui Trust Holdings Inc	500	14,008
			Svenska Handelsbanken AB, Class A (a)	1,011	9,596
Hino Motors Ltd	2,700	18,204
			Swedbank AB, Class A (a)	758	9,713
Honda Motor Co Ltd	1,800	45,936
Isuzu Motors Ltd	2,200	19,831	Toronto-Dominion Bank/The	2,531	112,959
Mazda Motor Corp	2,700	16,154	UBS Group AG	6,817	78,463
Peugeot SA (a)	1,202	19,554	United Overseas Bank Ltd	600	8,710
Renault SA (a)	826	20,955	Westpac Banking Corp	3,773	46,737
Toyota Motor Corp	3,100	194,139			$1,769,130
Volvo AB, Class B (a)	4,426	69,300
			Beverages — 1.76%
		$423,990	Anheuser-Busch InBev SA	1,112	54,802
Auto Parts & Equipment — 1.43%			Asahi Group Holdings Ltd	500	17,486
Bridgestone Corp	500	16,064	Carlsberg A/S, Class B	171	22,601
Cie Generale des Etablissements Michelin SCA	180	18,674	Coca-Cola Amatil Ltd	2,301	13,751
Continental AG (a)	222	21,739	Coca-Cola HBC AG	857	21,535
Faurecia SE (a)	536	20,938	Diageo PLC	2,127	70,673
Hella GmbH & Co KGaA	550	22,492	Heineken Holding NV	209	17,106
Koito Manufacturing Co Ltd	400	16,078	Heineken NV	192	17,701
Magna International Inc	600	26,721	Pernod Ricard SA	179	28,165
NGK Insulators Ltd	1,100	15,159	Suntory Beverage & Food Ltd	400	15,578
Rheinmetall AG	227	19,688	Treasury Wine Estates Ltd	2,028	14,667
Stanley Electric Co Ltd	800	19,227			$294,065
Toyota Industries Corp	300	15,865
			Biotechnology — 0.71%
Valeo SA	959	25,169
			CSL Ltd	309	61,200
		$237,814	Genmab A/S (a)	65	21,757
Banks — 10.62%			H Lundbeck A/S	654	24,592
ABN AMRO Bank NV (c)	1,954	16,829	Swedish Orphan Biovitrum AB (a)	497	11,478
Australia & New Zealand Banking Group Ltd	2,985	38,398			$119,027
Banca Mediolanum SpA	3,145	22,579
Banco Bilbao Vizcaya Argentaria SA	5,065	17,436	Chemicals — 2.35%
Banco Santander SA (a)	16,506	40,325	Air Liquide SA	231	33,324
Bank of East Asia Ltd/The	5,200	11,875	Arkema SA	232	22,192
Bank of Ireland Group PLC (a)	8,483	17,393	Asahi Kasei Corp	2,000	16,219
Bank of Montreal	651	34,650	BASF SE	891	49,932
Bank of Nova Scotia/The (b)	1,227	50,776	Brenntag AG	430	22,595

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Chemicals (continued)			Distribution/Wholesale (continued)
Chr Hansen Holding A/S	104	$10,725	Toyota Tsusho Corp	600	$15,165
Croda International PLC	348	22,664	Travis Perkins PLC	1,687	23,527
EMS-Chemie Holding AG	58	44,933			$257,357
ICL Group Ltd	1,971	5,838
LANXESS AG	402	21,209	Diversified Financial Services — 2.75%
Nitto Denko Corp	300	16,948	Acom Co Ltd	3,500	13,323
			Amundi SA (a),(c)	272	21,300
Novozymes A/S, Class B	255	14,744
Nutrien Ltd (b)	555	17,832	ASX Ltd	264	15,555
Shin-Etsu Chemical Co Ltd	400	46,659	Brookfield Asset Management Inc, Class A	1,597	52,559
Sumitomo Chemical Co Ltd	4,800	14,314	CI Financial Corp	1,886	23,992
Taiyo Nippon Sanso Corp	1,000	16,680	Daiwa Securities Group Inc	3,700	15,410
Toray Industries Inc	3,300	15,511	EQT AB	709	12,718
			GRENKE AG	272	20,964
		$392,319	Hong Kong Exchanges & Clearing Ltd	1,264	53,818
Commercial Services — 3.39%			IGM Financial Inc (b)	1,104	26,827
Adecco Group AG	924	43,359	Magellan Financial Group Ltd	467	18,695
Adyen NV (a),(c)	19	27,654	Mitsubishi UFJ Lease & Finance Co Ltd	2,900	13,698
Amadeus IT Group SA	335	17,456	Nomura Holdings Inc	3,400	15,190
Ashtead Group PLC	843	28,402	Onex Corp	522	23,581
Atlantia SpA (a)	1,280	20,564	ORIX Corp	1,200	14,765
Babcock International Group PLC	3,885	14,933	Partners Group Holding AG	51	46,260
Brambles Ltd	1,926	14,448	SBI Holdings Inc	1,000	21,561
Bureau Veritas SA (a)	845	17,829	Schroders PLC	599	21,888
Elis SA (a)	1,693	19,763	Tokyo Century Corp	500	25,515
G4S PLC	16,127	22,771			$457,619
Intertek Group PLC	315	21,233
IWG PLC	8,634	28,351	Electric — 1.69%
Park24 Co Ltd	1,000	17,087	A2A SpA	12,908	18,280
Persol Holdings Co Ltd	1,400	19,190	ACEA SpA	1,010	19,393
Randstad NV	455	20,274	AGL Energy Ltd	1,183	13,919
Recruit Holdings Co Ltd	1,700	57,971	Atco Ltd, Class I	656	19,459
RELX PLC	1,719	39,831	Canadian Utilities Ltd, Class A	768	19,121
Rentokil Initial PLC	3,838	24,235	Chubu Electric Power Co Inc	1,000	12,521
Ritchie Bros Auctioneers Inc	558	22,717	Chugoku Electric Power Co Inc/The	1,000	13,346
Securitas AB, Class B (a)	782	10,536	Electric Power Development Co Ltd	700	13,258
SGS SA	16	39,094	Enel SpA	3,192	27,535
Sixt SE (a)	296	22,614	Fortum OYJ	1,093	20,759
Sohgo Security Services Co Ltd	300	13,948	Iberdrola SA	2,727	31,618
			Origin Energy Ltd	4,644	18,716
		$564,260	Power Assets Holdings Ltd	2,000	10,877
Computers — 1.01%			Red Electrica Corp SA	894	16,678
Atos SE (a)	237	20,210	Tohoku Electric Power Co Inc	1,500	14,253
Avast PLC (c)	709	4,643	Tokyo Electric Power Co Holdings Inc (a)	4,100	12,569
Capgemini SE	190	21,763			$282,302
CGI Inc (a)	335	21,105
Computershare Ltd	2,095	19,156	Electrical Components & Equipment — 0.97%
Fujitsu Ltd	200	23,376	Brother Industries Ltd	1,000	17,985
NEC Corp	400	19,153	Casio Computer Co Ltd	1,000	17,319
Nomura Research Institute Ltd	700	18,976	Legrand SA	250	18,993
Otsuka Corp	300	15,781	Prysmian SpA	1,002	23,213
SCSK Corp	100	4,853	Schneider Electric SE	568	63,100
			Signify NV (a),(c)	827	21,361
		$169,016
					$161,971
Construction Materials — 1.62%
Boral Ltd	9,922	25,951	Electronics — 0.82%
Buzzi Unicem SpA	877	18,888	ABB Ltd	2,022	45,521
Cie de Saint-Gobain (a)	660	23,766	Alps Alpine Co Ltd	1,500	19,171
CRH PLC	589	20,183	Assa Abloy AB, Class B	448	9,108
Daikin Industries Ltd	300	48,164	Hoya Corp	400	38,009
Geberit AG	80	40,040	Murata Manufacturing Co Ltd	100	5,850
HeidelbergCement AG	371	19,816	Spectris PLC	606	18,960
LafargeHolcim Ltd	996	43,637			$136,619
LIXIL Group Corp	1,200	16,737	Engineering & Construction — 2.05%
Xinyi Glass Holdings Ltd	10,000	12,257	ACS Actividades de Construccion y Servicios SA	818	20,623
		$269,439	ACS Actividades de Construccion y Servicios
			SA — Rights (a)	818	1,276
Distribution/Wholesale — 1.54%
			Aena SME SA (a),(c)	146	19,470
Bunzl PLC	914	24,531
Ferguson PLC	294	24,087	Aeroports de Paris	167	17,149
ITOCHU Corp	3,000	64,501	Auckland International Airport Ltd	2,027	8,594
			Bouygues SA (a)	547	18,689
Jardine Cycle & Carriage Ltd	600	8,680
Mitsubishi Corp	1,600	33,637	CK Infrastructure Holdings Ltd	2,000	10,296
			Eiffage SA (a)	227	20,760
Mitsui & Co Ltd	1,800	26,581
			Flughafen Zurich AG (a)	324	42,097
Sumitomo Corp	1,300	14,863
			Fraport AG Frankfurt Airport Services Worldwide(a)	396	17,271
Toromont Industries Ltd	439	21,785

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Engineering & Construction (continued)			Healthcare — Services — 0.42%
HOCHTIEF AG	241	$21,377	Fresenius Medical Care AG & Co KGaA	243	$20,831
Kajima Corp	1,400	16,648	Fresenius SE & Co KGaA	431	21,364
Obayashi Corp	1,700	15,870	Lonza Group AG	7	3,696
Shimizu Corp	1,800	14,753	NMC Health PLC (a),(d)	708	—
Skanska AB, Class B (a)	555	11,287	Ramsay Health Care Ltd	355	16,296
Sydney Airport	3,639	14,239	Ryman Healthcare Ltd	982	8,288
Taisei Corp	500	18,152			$70,475
Vinci SA	573	52,789
			Holding Companies — Diversified — 0.11%
		$341,340	CK Hutchison Holdings Ltd	1,500	9,638
Entertainment — 0.66%			Jardine Matheson Holdings Ltd	200	8,348
Aristocrat Leisure Ltd	953	16,770			$17,986
Flutter Entertainment PLC (a)	208	27,307
Genting Singapore Ltd	17,600	9,598	Home Builders — 1.04%
OPAP SA	2,110	20,020	Barratt Developments PLC	3,375	20,738
Tabcorp Holdings Ltd	8,039	18,751	Bellway PLC	690	21,768
Toho Co Ltd	500	18,037	Berkeley Group Holdings PLC	412	21,263
			Daiwa House Industry Co Ltd	600	14,125
		$110,483	Haseko Corp	1,400	17,608
Food — 4.70%			Sekisui Chemical Co Ltd	1,100	15,709
AAK AB (a)	519	8,917	Sekisui House Ltd	900	17,108
Ajinomoto Co Inc	800	13,277	Taylor Wimpey PLC	12,669	22,386
Associated British Foods PLC	821	19,481	Vistry Group PLC	2,584	22,749
Calbee Inc	600	16,576			$173,454
Carrefour SA	1,015	15,686
Chocoladefabriken Lindt & Spruengli AG	4	32,931	Home Furnishings — 0.77%
Coles Group Ltd	1,342	15,901	Haier Electronics Group Co Ltd	4,000	12,103
Danone SA	671	46,408	Hoshizaki Corp	200	17,115
Empire Co Ltd	962	23,037	Panasonic Corp	1,900	16,534
George Weston Ltd	259	18,973	Sony Corp	1,200	82,063
Jeronimo Martins SGPS SA	890	15,584			$127,815
Koninklijke Ahold Delhaize NV	2,300	62,689	Household Products — 1.46%
MEIJI Holdings Co Ltd	200	15,893	Essity AB, Class B (a)	275	8,886
Mowi ASA	354	6,718	Kao Corp	500	39,546
Nestle SA	3,040	336,070	L’Oreal SA (a)	139	44,617
NH Foods Ltd	400	16,022	Pola Orbis Holdings Inc	800	13,900
Salmar ASA (a)	162	7,727
			Unilever NV	1,420	75,381
Seven & i Holdings Co Ltd	1,700	55,420	Unilever PLC	1,127	60,816
Tesco PLC	9,268	26,195
Yakult Honsha Co Ltd	300	17,643			$243,146
Yamazaki Baking Co Ltd	700	12,032	Household Products/Wares — 0.19%
		$783,180	Reckitt Benckiser Group PLC	342	31,495
Food Service — 0.19%			Insurance — 6.31%
Compass Group PLC	1,178	16,232	Aegon NV	6,320	18,838
Sodexo SA	237	16,029	AIA Group Ltd	11,507	107,342
		$32,261	Allianz SE	566	115,581
			AMP Ltd (a)	15,236	19,504
Forest Products & Paper — 0.38%			Assicurazioni Generali SpA	1,179	17,842
Mondi PLC	1,078	20,177	Aviva PLC	5,544	18,795
Nine Dragons Paper Holdings Ltd	12,000	10,853	AXA SA	2,029	42,428
Oji Holdings Corp	2,700	12,528	Baloise Holding AG	279	41,845
Smurfit Kappa Group PLC	569	19,025	CNP Assurances (a)	1,640	18,886
		$62,583	Dai-ichi Life Holdings Inc	1,200	14,259
			Direct Line Insurance Group PLC	5,031	16,894
Gas — 0.50%
			Fairfax Financial Holdings Ltd	61	18,846
Centrica PLC	39,090	18,667	Gjensidige Forsikring ASA (a)	316	5,814
Enagas SA	806	19,696
			Great-West Lifeco Inc	1,099	19,266
National Grid PLC	875	10,725
			Grupo Catalana Occidente SA	800	18,425
Naturgy Energy Group SA	902	16,787
			Helvetia Holding AG	426	39,725
Snam SpA	3,479	16,940
			iA Financial Corp Inc	613	20,527
		$82,815	Japan Post Holdings Co Ltd	1,800	12,781
Healthcare — Products — 1.05%			Japan Post Insurance Co Ltd	1,200	15,704
Coloplast A/S, Class B	194	30,069	Manulife Financial Corp	4,248	57,794
ConvaTec Group PLC (c)	7,982	19,346	Mapfre SA (b)	9,994	17,786
EssilorLuxottica SA (a)	313	40,176	Medibank Pvt Ltd	7,647	15,779
GN Store Nord A/S	434	23,125	MS&AD Insurance Group Holdings Inc	500	13,711
Koninklijke Philips NV (a)	160	7,464	Muenchener Rueckversicherungs-Gesellschaft AG
Lifco AB, Class B	230	14,563	in Muenchen	280	72,794
Olympus Corp	1,000	19,222	NN Group NV	595	19,988
Sartorius Stedim Biotech	80	20,223	Power Corp of Canada	1,178	20,721
			Prudential PLC	289	4,363
		$174,188
			QBE Insurance Group Ltd	2,365	14,460
			Sampo OYJ, Class A	549	18,886

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)			Media (continued)
Sony Financial Holdings Inc	900	$21,630	Quebecor Inc, Class B	824	$17,705
Sun Life Financial Inc	565	20,763	Schibsted ASA, Class A (a)	283	7,374
Swiss Life Holding AG	108	40,011	Telenet Group Holding NV	533	21,941
Swiss Re AG	314	24,213	Vivendi SA	749	19,220
T&D Holdings Inc	1,700	14,501			$125,927
Talanx AG	476	17,691
Tokio Marine Holdings Inc	700	30,457	Metal Fabrication & Hardware — 0.56%
Tryg A/S	788	22,811	NSK Ltd	2,200	16,280
Zurich Insurance Group AG	56	19,753	SKF AB, Class B	615	11,428
			Tenaris SA	2,621	16,926
		$1,051,414	VAT Group AG (c)	263	48,022
Internet — 1.00%					$92,656
Adevinta ASA (a)	604	6,081
Iliad SA	118	23,021	Mining — 2.73%
Kakaku.com Inc	800	20,220	Anglo American PLC	1,051	24,345
Rakuten Inc	1,900	16,682	Antofagasta PLC	1,926	22,376
Rightmove PLC	3,054	20,662	Barrick Gold Corp	1,853	49,860
Shopify Inc, Class A (a)	33	31,351	BHP Group Ltd	4,621	114,228
Trend Micro Inc	100	5,575	BHP Group PLC	3,795	77,796
United Internet AG	93	3,940	Fresnillo PLC	2,232	23,271
Z Holdings Corp	2,900	14,127	Glencore PLC	12,024	25,510
ZOZO Inc	1,100	24,409	Kirkland Lake Gold Ltd	647	26,641
			Newcrest Mining Ltd	882	19,191
		$166,068	Rio Tinto Ltd	241	16,292
Investment Companies — 0.47%			Rio Tinto PLC	980	55,239
Groupe Bruxelles Lambert SA	204	17,116			$454,749
Industrivarden AB, Class C (a)	433	9,810
Investor AB, Class B	730	38,520	Miscellaneous Manufacture — 1.19%
Kinnevik AB, Class B	509	13,388	Aalberts NV	676	22,169
			Alfa Laval AB (a)	488	10,705
		$78,834	IMI PLC	1,992	22,770
Iron & Steel — 0.36%			Indutrade AB (a)	311	12,282
BlueScope Steel Ltd	2,357	19,014	JSR Corp	800	15,411
Fortescue Metals Group Ltd	2,034	19,441	Nikon Corp	1,500	12,531
thyssenkrupp AG (a)	3,051	21,643	Siemens AG	772	90,863
			Trelleborg AB, Class B (a)	783	11,398
		$60,098
Leisure Time — 0.34%					$198,129
Carnival PLC	1,517	18,530	Office & Business Equipment — 0.38%
Shimano Inc	100	19,218	Canon Inc (b)	1,400	27,676
Yamaha Motor Co Ltd	1,200	18,760	FUJIFILM Holdings Corp	500	21,348
		$56,508	Seiko Epson Corp	1,300	14,845
Lodging — 0.42%					$63,869
Accor SA (a)	585	15,912	Oil & Gas — 3.76%
MGM China Holdings Ltd	10,800	13,934	Beach Energy Ltd	17,687	18,553
NagaCorp Ltd	12,000	13,888	BP PLC	19,423	73,934
Sands China Ltd	3,236	12,693	Canadian Natural Resources Ltd	1,341	23,262
SJM Holdings Ltd	13,000	14,425	Cenovus Energy Inc	9,154	42,817
		$70,852	ENEOS Holdings Inc	4,200	14,859
			Eni SpA	2,566	24,476
Machinery — Construction & Mining — 0.83%			Galp Energia SGPS SA	1,407	16,274
Epiroc AB, Class A	853	10,628	Husky Energy Inc	7,628	25,059
Hitachi Ltd	900	28,365	Imperial Oil Ltd	1,625	26,142
Komatsu Ltd	900	18,367	Inpex Corp	2,500	15,441
Mitsubishi Electric Corp	2,200	28,515	Oil Search Ltd	8,771	19,187
Mitsubishi Heavy Industries Ltd	600	14,131	OMV AG	581	19,426
Sandvik AB (a)	595	11,117
			Royal Dutch Shell PLC, Class A	7,878	125,632
Weir Group PLC/The	2,065	27,212	Santos Ltd	5,947	21,751
		$138,335	Suncor Energy Inc	3,310	55,809
Machinery — Diversified — 1.55%			TOTAL SA	2,304	87,946
ANDRITZ AG (a)	512	18,637	Woodside Petroleum Ltd	1,117	16,689
Atlas Copco AB, Class A	956	40,484			$627,257
GEA Group AG	775	24,510	Oil & Gas Services — 0.10%
Hexagon AB, Class B (a)	317	18,507
			Saipem SpA	6,529	16,277
Keyence Corp	200	83,408
KION Group AG	368	22,657	Packaging & Containers — 0.37%
Kone OYJ, Class B	480	33,015	CCL Industries Inc, Class B	619	20,007
Kubota Corp	1,100	16,382	DS Smith PLC	5,405	21,981
			Huhtamaki OYJ (a)	501	19,723
		$257,600
					$61,711
Media — 0.76%
Informa PLC	3,363	19,602	Pharmaceuticals — 9.25%
ITV PLC	22,547	20,864	Amplifon SpA (a)	781	20,804
Pearson PLC	2,694	19,221	Astellas Pharma Inc	1,800	29,999

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)		Shares Held	Value
Pharmaceuticals (continued)			Retail (continued)
AstraZeneca PLC	919	$95,893	Dufry AG (a)		1,129	$33,437
Bayer AG	955	70,589	FamilyMart Co Ltd		800	13,699
Chugai Pharmaceutical Co Ltd	600	32,035	Fast Retailing Co Ltd		100	57,143
Daiichi Sankyo Co Ltd	200	16,311	Fielmann AG		274	18,440
GlaxoSmithKline PLC	6,246	126,663	Hennes & Mauritz AB, Class B		656	9,504
Hikma Pharmaceuticals PLC	731	20,108	Industria de Diseno Textil SA		2,214	58,629
Hisamitsu Pharmaceutical Co Inc	300	16,143	Lawson Inc		300	15,031
Ipsen SA	310	26,348	Moncler SpA (a)		439	16,789
Merck KGaA	421	48,860	Next PLC		366	22,195
Novartis AG	2,585	224,873	Nitori Holdings Co Ltd		100	19,565
Novo Nordisk A/S, Class B	2,264	146,576	Pandora A/S		597	32,431
Ono Pharmaceutical Co Ltd	600	17,432	Restaurant Brands International Inc		475	25,853
Orion OYJ, Class B	392	18,964	Sundrug Co Ltd		500	16,532
Otsuka Holdings Co Ltd	400	17,408	Swatch Group AG/The		176	35,128
Recordati SpA	379	18,927	Tsuruha Holdings Inc		100	13,753
Roche Holding AG	965	334,432	USS Co Ltd		1,100	17,553
Sanofi	768	78,217	Welcia Holdings Co Ltd		200	16,096
Santen Pharmaceutical Co Ltd	900	16,529	Yamada Denki Co Ltd		3,600	17,837
Shionogi & Co Ltd	300	18,754				$650,109
Sumitomo Dainippon Pharma Co Ltd	1,100	15,180
Suzuken Co Ltd/Aichi Japan	400	14,892	Semiconductors — 1.29%
Takeda Pharmaceutical Co Ltd	1,500	53,457	Advantest Corp		400	22,672
UCB SA	185	21,429	ASM International NV		172	26,581
Vifor Pharma AG	263	39,570	ASM Pacific Technology Ltd		1,200	12,595
			ASML Holding NV		372	136,625
		$1,540,393	SUMCO Corp		1,100	16,799
Pipelines — 0.94%						$215,272
Enbridge Inc	1,969	59,871
Inter Pipeline Ltd	3,198	29,775	Shipbuilding — 0.11%
Keyera Corp	2,036	30,999	Wartsila OYJ Abp		2,186	18,071
Pembina Pipeline Corp	970	24,250	Software — 1.13%
TC Energy Corp (b)	265	11,321	Constellation Software Inc		23	25,970
		$156,216	Micro Focus International PLC		338	1,809
			Nemetschek SE		58	3,988
Real Estate — 1.27%
			Nexon Co Ltd		900	20,313
Azrieli Group Ltd	109	4,931
CapitaLand Ltd (a)	4,300	9,010	Open Text Corp		255	10,829
			Sage Group PLC/The		1,105	9,198
CK Asset Holdings Ltd	2,016	12,017
			SAP SE		792	110,621
Daito Trust Construction Co Ltd	200	18,354	TeamViewer AG (a),(c)		91	4,969
Grand City Properties SA	763	17,607
Henderson Land Development Co Ltd	3,000	11,380				$187,697
Hongkong Land Holdings Ltd	2,200	9,086	Telecommunications — 3.95%
Hulic Co Ltd	1,400	13,122	1	&1 Drillisch AG	767	19,932
Hysan Development Co Ltd	4,000	12,825	BCE Inc		917	38,244
Kerry Properties Ltd	4,500	11,612	BT Group PLC		12,626	17,843
Mitsubishi Estate Co Ltd	1,000	14,841	Deutsche Telekom AG		5,521	92,701
Mitsui Fudosan Co Ltd	800	14,148	Hikari Tsushin Inc		100	22,737
Sino Land Co Ltd	10,000	12,580	KDDI Corp		2,600	77,874
Sumitomo Realty & Development Co Ltd	600	16,465	Koninklijke KPN NV		6,721	17,820
Swiss Prime Site AG	358	33,100	Nippon Telegraph & Telephone Corp		2,700	62,902
		$211,078	NTT DOCOMO Inc		1,200	32,030
			Orange SA		1,933	23,118
REITs — 1.28%
			Singapore Telecommunications Ltd		4,800	8,473
Activia Properties Inc	5	17,203
			Softbank Corp		1,100	14,008
British Land Co PLC/The	4,428	21,201
			SoftBank Group Corp		700	35,332
CapitaLand Commercial Trust	7,900	9,580
			Spark New Zealand Ltd		2,477	7,289
CapitaLand Mall Trust	6,800	9,564
			Swisscom AG		66	34,545
Gecina SA	121	14,954
			Tele2 AB, Class B		630	8,353
GPT Group/The	5,603	16,124
			Telecom Italia SpA/Milano		39,273	15,430
Klepierre SA	832	16,578
			Telefonaktiebolaget LM Ericsson, Class B		3,360	31,068
Merlin Properties Socimi SA	2,143	17,768
			Telefonica Deutschland Holding AG		6,429	18,975
RioCan Real Estate Investment Trust	1,590	17,989
			Telefonica SA		3,502	16,710
Scentre Group	12,997	19,463	Telefonica SA — Rights (a)		3,502	689
Stockland	8,039	18,363	Telekom Austria AG (a)		2,303	15,913
United Urban Investment Corp	14	15,015
			Telenor ASA		370	5,385
Vicinity Centres	19,652	19,393
			Vodafone Group PLC		26,027	41,557
		$213,195
						$658,928
Retail — 3.90%
			Toys, Games & Hobbies — 0.27%
ABC-Mart Inc	300	17,532
			Nintendo Co Ltd		100	44,464
Alimentation Couche-Tard Inc, Class B	2,378	74,566
Canadian Tire Corp Ltd, Class A	301	26,082	Transportation — 2.76%
Cie Financiere Richemont SA	606	38,658	AP Moller — Maersk A/S, Class B		22	25,634
Cosmos Pharmaceutical Corp	200	30,637	Aurizon Holdings Ltd		4,808	16,324
Dollarama Inc	692	23,019	Canadian National Railway Co		597	52,818

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	Portfolio Summary (unaudited)
Transportation (continued)			Location	Percent
Canadian Pacific Railway Ltd	271	$68,932	Japan	22.37%
Central Japan Railway Co	200	30,914	Switzerland	11.95%
Deutsche Post AG	1,992	72,847	United Kingdom	10.90%
East Japan Railway Co	400	27,688	Canada	10.31%
Hankyu Hanshin Holdings Inc	400	13,503	France	8.77%
Kuehne + Nagel International AG (a)	267	44,357
			Germany	8.62%
Kyushu Railway Co	500	12,961	Australia	5.85%
Poste Italiane SpA (c)	1,894	16,470
			Netherlands	3.35%
Seibu Holdings Inc	1,300	14,099	Sweden	2.55%
SG Holdings Co Ltd	600	19,560	Italy	2.49%
Tokyu Corp	900	12,645	Denmark	2.25%
West Japan Railway Co	200	11,199	Spain	2.21%
Yamato Holdings Co Ltd	900	19,421	Hong Kong	2.20%
		$459,372	United States	1.41%
			Singapore	1.12%
TOTAL COMMON STOCKS		$16,387,916	Belgium	0.81%
PREFERRED STOCKS — 1.08%	Shares Held	Value	Finland	0.78%
			Austria	0.56%
Auto Manufacturers — 0.64%			Ireland	0.50%
Porsche Automobil Holding SE			Norway	0.27%
3.24%, 03/24/2021	378	$21,727	Luxembourg	0.21%
Volkswagen AG			Portugal	0.19%
2.84%, 09/29/2023	558	84,595	Macau	0.16%
		$106,322	New Zealand	0.15%
Household Products/Wares — 0.44%			Israel	0.14%
Henkel AG & Co KGaA			Mexico	0.14%
1.98%, 08/07/2022	784	73,003	Chile	0.13%
			Jordan	0.12%
TOTAL PREFERRED STOCKS		$179,325	Greece	0.12%
			Cambodia	0.08%
INVESTMENT COMPANIES — 1.30%	Shares Held	Value
			Czech Republic	0.03%
Money Market Funds — 1.30%			Other Assets and Liabilities	(0.74)%
Principal Government Money Market Fund —
Institutional Class 0.00% (a),(e),(f),(g)	158,531	$158,531	TOTAL NET ASSETS	100.00%
State Street Institutional U.S. Government
Money Market Fund — Institutional Class
0.12% (g)	58,241	58,241

TOTAL INVESTMENT COMPANIES		$216,772
Total Investments		$16,784,013
Other Assets and Liabilities — (0.74)%		$(123,323)
TOTAL NET ASSETS — 100.00%		$16,660,690

(a) Non-income producing security.
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $200,064 or 1.20% of net assets.
(d) Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of
Directors. As of June 30, 2020, the fair value of the security totaled $0 or
0.00% of net assets.
(e) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled
$158,531 or 0.95% of net assets.
(f) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see affiliated sub-schedule for transactional information.
(g) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Core Index ETF
June 30, 2020

June 30, 2019		Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$2,490,432	$2,331,901	$158,531
	$—	$2,490,432	$2,331,901	$158,531

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2020

	Principal			Principal
BONDS — 98.88%	Amount	Value	BONDS (continued)	Amount	Value
Aerospace & Defense — 4.14%			Banks (continued)
Boeing Co/The			Bank of America Corp (continued)
2.70%, 02/01/2027	$770,000	$752,112	(3-month USD LIBOR + 0.97%),
2.80%, 03/01/2024	300,000	304,334	3.46%, 03/15/2025 (d)	$15,000	$16,270
3.50%, 03/01/2039	350,000	311,730	4.20%, 08/26/2024	225,000	249,795
3.63%, 03/01/2048	210,000	184,534	4.25%, 10/22/2026	310,000	355,587
3.75%, 02/01/2050	100,000	89,791	(3-month USD LIBOR + 2.66%),
3.90%, 05/01/2049	415,000	381,306	4.30%, 01/28/2025 (d),(e)	375,000	336,525
4.88%, 05/01/2025	335,000	365,084	Bank of Montreal
Lockheed Martin Corp			(5-year Swap rate + 1.43%),
1.85%, 06/15/2030	180,000	185,021	3.80%, 12/15/2032 (d)	295,000	317,512
4.09%, 09/15/2052	110,000	143,636	Barclays PLC
Raytheon Technologies Corp			(3-month USD LIBOR + 2.45%),
3.50%, 03/15/2027 (a)	330,000	371,331	2.85%, 05/07/2026 (d)	400,000	417,945
3.95%, 08/16/2025	435,000	494,960	5.20%, 05/12/2026	400,000	444,960
4.50%, 06/01/2042	640,000	797,640	BNP Paribas SA
4.63%, 11/16/2048	75,000	97,370	(5-year Treasury Constant Maturity
5.40%, 05/01/2035	75,000	101,505	Rate + 2.94%),
		$4,580,354	4.50%, 02/25/2030 (a),(d),(e)	605,000	530,131
			CIT Group Inc
Agriculture — 2.50%			3.93%, 06/19/2024 (c)	75,000	72,758
Altria Group Inc			Citigroup Inc
2.35%, 05/06/2025	260,000	273,212	(3-month USD LIBOR + 1.15%),
5.80%, 02/14/2039	95,000	117,483	3.52%, 10/27/2028 (d)	40,000	44,082
5.95%, 02/14/2049	120,000	157,391	Credit Suisse Group AG
BAT Capital Corp			2.19%, 06/05/2026 (a),(c)	1,500,000	1,519,197
3.22%, 08/15/2024	880,000	942,468	(5-year Treasury Constant Maturity
3.22%, 09/06/2026	440,000	471,738	Rate + 3.29%),
3.56%, 08/15/2027	325,000	350,298	5.10%, 01/24/2030 (a),(d),(e)	400,000	379,000
4.54%, 08/15/2047	315,000	342,021	Discover Bank
Reynolds American Inc			2.70%, 02/06/2030	250,000	251,874
5.85%, 08/15/2045	95,000	116,770	First Republic Bank
		$2,771,381	2.50%, 06/06/2022	250,000	257,320
			4.63%, 02/13/2047	735,000	882,347
Airlines — 2.66%			Goldman Sachs Group Inc/The
American Airlines 2013-2 Class A Pass Through			(3-month USD LIBOR + 1.05%),
Trust			2.91%, 06/05/2023 (d)	445,000	461,302
4.95%, 07/15/2024	698,287	565,599	3.63%, 02/20/2024	635,000	690,470
Continental Airlines 2012-1 Class A Pass Through			3.85%, 01/26/2027	910,000	1,026,493
Trust			HSBC Holdings PLC
4.15%, 10/11/2025	734,125	687,829	(3-month USD LIBOR + 1.14%),
JetBlue 2019-1 Class AA Pass Through Trust			2.63%, 11/07/2025 (d)	565,000	586,028
2.75%, 11/15/2033	227,196	215,383	JPMorgan Chase & Co
Southwest Airlines Co			4.60%, 02/01/2025 (c),(e)	720,000	642,600
4.75%, 05/04/2023	175,000	179,772	5.50%, 10/15/2040	780,000	1,119,478
5.25%, 05/04/2025	210,000	221,686	Morgan Stanley
United Airlines 2014-2 Class A Pass Through Trust			2.19%, 04/28/2026 (c)	250,000	260,302
3.75%, 03/03/2028	559,365	510,261	3.62%, 04/01/2031 (c)	285,000	325,577
United Airlines 2019-2 Class AA Pass Through			5.00%, 11/24/2025	265,000	309,498
Trust			(3-month USD LIBOR + 3.81%),
2.70%, 11/01/2033	205,000	185,112	5.55%, 10/15/2020 (d),(e)	825,000	758,335
US Airways 2013-1 Class A Pass Through Trust			NatWest Markets PLC
3.95%, 05/15/2027	462,570	382,650	2.38%, 05/21/2023 (a)	500,000	511,873
		$2,948,292	Royal Bank of Scotland Group PLC
			5.13%, 05/28/2024	1,050,000	1,148,581
Auto Manufacturers — 0.77%			(5-year Treasury Constant Maturity
General Motors Financial Co Inc			Rate + 5.63%),
3.95%, 04/13/2024	650,000	672,426	6.00%, 12/29/2025 (d),(e)	665,000	673,645
6.25%, 10/02/2043	170,000	180,655	Standard Chartered PLC
		$853,081	(3-month USD LIBOR + 1.21%),
			2.82%, 01/30/2026 (a),(d)	400,000	408,526
Banks — 20.57%			6.00%, 07/26/2025 (a),(c),(e)	335,000	333,158
ANZ New Zealand Int’l Ltd			Synchrony Bank
2.55%, 02/13/2030 (a),(b)	625,000	669,403	3.00%, 06/15/2022	911,000	930,178
Banco Santander SA			US Bancorp
2.75%, 05/28/2025	1,000,000	1,036,315	3.00%, 07/30/2029	300,000	326,123
Bank of America Corp			Wells Fargo & Co
2.68%, 06/19/2041 (c)	560,000	575,116	2.39%, 06/02/2028 (c)	860,000	888,564
(3-month USD LIBOR + 0.01%),			3.07%, 04/30/2041 (c)	185,000	192,971
2.88%, 10/22/2030 (d)	535,000	578,795	3.75%, 01/24/2024	650,000	710,221
(3-month USD LIBOR + 1.18%),			4.40%, 06/14/2046	290,000	345,794
3.19%, 07/23/2030 (d)	465,000	513,317

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2020

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Banks (continued)			Diversified Financial Services (continued)
Westpac Banking Corp			Brookfield Finance Inc
(5-year Treasury Constant Maturity			3.45%, 04/15/2050	$635,000	$608,935
Rate + 2.00%),			4.00%, 04/01/2024	450,000	487,951
4.11%,07/24/2034 (d)	$220,000	$242,712	4.85%, 03/29/2029	130,000	153,016
4.42%, 07/24/2039	365,000	430,322	GE Capital International Funding Co Unlimited Co
			4.42%, 11/15/2035	480,000	488,042
		$22,771,000
			Nuveen Finance LLC
Beverages — 2.50%			4.13%, 11/01/2024 (a)	1,650,000	1,860,988
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
					$5,086,204
Worldwide Inc
3.65%, 02/01/2026	325,000	364,905	Electric — 7.30%
4.90%, 02/01/2046	385,000	471,119	Alabama Power Co
Anheuser-Busch InBev Worldwide Inc			3.45%, 10/01/2049	255,000	278,328
4.60%, 04/15/2048	360,000	421,422	CMS Energy Corp
5.45%, 01/23/2039	295,000	372,729	3.00%, 05/15/2026	235,000	254,886
Constellation Brands Inc			Commonwealth Edison Co
2.88%, 05/01/2030	150,000	158,931	4.00%, 03/01/2049	540,000	669,817
3.70%, 12/06/2026	330,000	370,189	Dominion Energy Inc
4.40%, 11/15/2025	525,000	606,825	4.25%, 06/01/2028	165,000	190,172
			DTE Electric Co
		$2,766,120	3.95%, 03/01/2049	120,000	146,007
Biotechnology — 0.44%			DTE Energy Co
Amgen Inc			3.40%, 06/15/2029	465,000	502,317
2.20%, 02/21/2027	290,000	305,825	Duke Energy Florida LLC
3.38%, 02/21/2050	165,000	183,991	3.80%, 07/15/2028	290,000	338,576
		$489,816	Duke Energy Ohio Inc
			4.30%, 02/01/2049	165,000	208,826
Chemicals — 0.74%			Evergy Inc
Air Products and Chemicals Inc			2.90%, 09/15/2029	280,000	298,960
2.70%, 05/15/2040	145,000	152,565	FirstEnergy Corp
DuPont de Nemours Inc			1.60%, 01/15/2026	60,000	60,529
5.32%, 11/15/2038	425,000	538,843	2.25%, 09/01/2030	75,000	75,412
EI du Pont de Nemours and Co			3.40%, 03/01/2050	495,000	522,679
2.30%, 07/15/2030	60,000	62,327	Georgia Power Co
Westlake Chemical Corp			3.70%, 01/30/2050	90,000	99,467
3.38%, 06/15/2030	60,000	61,234	MidAmerican Energy Co
		$814,969	3.15%, 04/15/2050	270,000	306,409
Commercial Services — 0.72%			NextEra Energy Capital Holdings Inc
CoStar Group Inc			2.75%, 11/01/2029	195,000	209,810
2.80%, 07/15/2030 (a)	210,000	214,907	3.50%, 04/01/2029	560,000	633,479
Global Payments Inc			Pacific Gas and Electric Co
2.65%, 02/15/2025	230,000	243,640	1.75%, 06/16/2022	405,000	405,648
PayPal Holdings Inc			Public Service Co of Colorado
2.65%, 10/01/2026	310,000	336,887	4.05%, 09/15/2049	110,000	136,723
			Southern California Edison Co
		$795,434	4.20%, 03/01/2029	230,000	268,327
Computers — 1.62%			4.88%, 03/01/2049	365,000	477,379
Apple Inc			Southern Co/The
4.65%, 02/23/2046	640,000	881,377	(3-month USD LIBOR + 3.63%),
Dell International LLC / EMC Corp			5.50%, 03/15/2057 (d)	715,000	725,020
4.90%,10/01/2026 (a)	305,000	336,538	Tucson Electric Power Co
8.35%, 07/15/2046 (a)	155,000	206,737	4.85%, 12/01/2048	150,000	195,223
NetApp Inc			Virginia Electric & Power Co
1.88%, 06/22/2025	245,000	248,491	3.80%, 04/01/2028	595,000	690,153
Seagate HDD Cayman			4.60%, 12/01/2048	55,000	72,436
4.13%, 01/15/2031 (a)	115,000	120,839	Xcel Energy Inc
		$1,793,982	2.60%, 12/01/2029	290,000	311,165
Construction Materials — 0.38%					$8,077,748
Carrier Global Corp			Environmental Control — 0.51%
2.24%, 02/15/2025 (a)	200,000	204,484	Republic Services Inc
Martian Marietta Material Inc			2.30%, 03/01/2030	160,000	166,857
2.50%, 03/15/2030	215,000	216,420	Waste Connections Inc
		$420,904	4.25%, 12/01/2028	340,000	401,989
Diversified Financial Services — 4.60%					$568,846
AerCap Ireland Capital DAC / AerCap Global			Food — 0.34%
Aviation Trust			McCormick & Co Inc
4.50%, 09/15/2023	720,000	720,084	3.15%, 08/15/2024	350,000	379,006
Air Lease Corp
3.38%, 07/01/2025	580,000	580,992	Gas — 0.87%
Blackstone Holdings Finance Co LLC			Dominion Energy Gas Holdings LLC
3.50%, 09/10/2049 (a)	180,000	186,196	3.00%, 11/15/2029	170,000	182,076

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2020

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Gas (continued)			Media — 5.51%
Piedmont Natural Gas Co Inc			Charter Communications Operating LLC / Charter
3.50%, 06/01/2029	$450,000	$513,077	Communications Operating Capital
Southern California Gas Co			3.70%, 04/01/2051	$310,000	$304,053
2.55%, 02/01/2030	250,000	269,069	4.80%, 03/01/2050	375,000	415,058
		$964,222	4.91%, 07/23/2025	405,000	464,164
			Comcast Corp
Healthcare — Products — 0.99%			3.75%, 04/01/2040	270,000	316,140
Abbott Laboratories			3.95%, 10/15/2025	485,000	555,785
4.90%, 11/30/2046	330,000	473,769	3.97%, 11/01/2047	140,000	165,994
Boston Scientific Corp			4.60%, 10/15/2038	670,000	852,003
4.70%, 03/01/2049	450,000	574,100	Fox Corp
Medtronic Inc			5.48%, 01/25/2039	325,000	434,535
4.63%, 03/15/2045	39,000	52,525	5.58%, 01/25/2049	170,000	236,549
		$1,100,394	NBCUniversal Media LLC
			4.45%, 01/15/2043	510,000	641,098
Healthcare — Services —0.77%			ViacomCBS Inc
Centene Corp			2.90%, 01/15/2027	330,000	346,414
3.38%, 02/15/2030	290,000	292,816	4.95%, 05/19/2050	200,000	222,766
UnitedHealth Group Inc			5.25%, 04/01/2044	415,000	463,319
2.75%, 05/15/2040	395,000	422,861	Walt Disney Co/The
3.50%, 08/15/2039	120,000	139,540	3.50%, 05/13/2040	625,000	682,611
		$855,217			$6,100,489
Insurance — 5.77%			Mining — 1.59%
American International Group Inc			BHP Billiton Finance USA Ltd
3.90%, 04/01/2026	400,000	451,928	(5-year Swap rate + 5.09%),
4.50%, 07/16/2044	790,000	920,332	6.75%, 10/19/2075 (a),(d)	500,000	577,350
Arch Capital Finance LLC			Newmont Corp
5.03%, 12/15/2046	295,000	368,720	2.25%, 10/01/2030	515,000	521,934
Arch Capital Group Ltd			Teck Resources Ltd
3.64%, 06/30/2050	300,000	314,470	3.90%, 07/15/2030 (a)	270,000	268,744
Markel Corp			5.40%, 02/01/2043	400,000	393,372
3.35%, 09/17/2029	25,000	26,693			$1,761,400
4.30%, 11/01/2047	350,000	395,895
Massachusetts Mutual Life Insurance Co			Miscellaneous Manufacture — 0.67%
3.38%, 04/15/2050 (a)	185,000	190,192	General Electric Co
New York Life Insurance Co			3.45%, 05/01/2027	140,000	143,292
3.75%, 05/15/2050 (a)	205,000	231,513	5.88%, 01/14/2038	530,000	598,205
PartnerRe Finance B LLC					$741,497
3.70%, 07/02/2029	90,000	98,648	Oil & Gas — 3.98%
Progressive Corp			BP Capital Markets America Inc
3.95%, 03/26/2050	140,000	177,607	3.59%, 04/14/2027	465,000	513,839
Swiss Re Finance Luxembourg SA			4.23%, 11/06/2028	25,000	29,049
(5-year Treasury Constant Maturity Rate + 3.58),			Canadian Natural Resources Ltd
5.00%, 04/02/2049 (a),(d)	200,000	224,000	4.95%, 06/01/2047 (b)	120,000	132,669
XLIT Ltd			Chevron Corp
4.45%, 03/31/2025	1,670,000	1,881,214	2.00%, 05/11/2027	445,000	465,964
5.50%, 03/31/2045	825,000	1,103,879	Continental Resources Inc
		$6,385,091	3.80%, 06/01/2024	765,000	715,290
			4.90%, 06/01/2044 (b)	60,000	47,775
Internet — 0.54%			Exxon Mobil Corp
Amazon.com Inc			2.44%, 08/16/2029	325,000	344,682
1.20%, 06/03/2027	220,000	223,176	3.00%, 08/16/2039	100,000	105,145
2.50%, 06/03/2050	195,000	200,191	Marathon Oil Corp
2.70%, 06/03/2060	170,000	172,922	4.40%, 07/15/2027	390,000	383,707
		$596,289	6.60%, 10/01/2037	600,000	620,532
			Occidental Petroleum Corp
Iron & Steel — 0.44%			2.90%, 08/15/2024	165,000	140,989
Nucor Corp			3.20%, 08/15/2026	150,000	121,875
2.70%, 06/01/2030	55,000	57,743	4.30%, 08/15/2039	135,000	93,111
Steel Dynamics Inc			Shell International Finance BV
2.40%, 06/15/2025	125,000	128,737	3.13%, 11/07/2049	100,000	105,045
3.25%, 01/15/2031	80,000	81,596	Total Capital International SA
3.45%, 04/15/2030	205,000	214,301	2.83%, 01/10/2030	535,000	581,403
		$482,377	3.46%, 07/12/2049	5,000	5,402
Machinery — Diversified — 0.79%					$4,406,477
CNH Industrial Capital LLC			Packaging & Containers — 0.37%
1.95%, 07/02/2023	580,000	583,807	Bemis Co Inc
Westinghouse Air Brake Technologies Corp			2.63%, 06/19/2030	280,000	287,080
3.20%, 06/15/2025	290,000	295,509	WRKCo Inc
		$879,316	3.00%, 06/15/2033	115,000	119,782
					$406,862

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

June 30, 2020

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Pharmaceuticals — 7.26%			Retail — 0.17%
AbbVie Inc			Home Depot Inc/The
2.60%, 11/21/2024 (a)	$290,000	$307,867	3.30%, 04/15/2040	$110,000	$123,485
4.05%, 11/21/2039 (a)	80,000	93,557	Walmart Inc
Bayer US Finance II LLC			4.05%, 06/29/2048	45,000	59,213
3.38%, 07/15/2024 (a)	250,000	270,863
					$182,698
4.25%, 12/15/2025 (a)	950,000	1,090,704
4.38%, 12/15/2028 (a)	335,000	391,502	Semiconductors — 2.99%
Becton Dickinson and Co			Applied Materials Inc
3.36%, 06/06/2024	275,000	296,800	1.75%, 06/01/2030	595,000	608,106
3.70%, 06/06/2027	235,000	262,662	Broadcom Inc
			3.15%, 11/15/2025 (a)	235,000	250,116
4.67%, 06/06/2047	180,000	220,713
			4.70%, 04/15/2025 (a)	285,000	321,131
4.69%, 12/15/2044	354,000	435,922
Bristol-Myers Squibb Co			Lam Research Corp
4.13%, 06/15/2039 (a)	495,000	630,172	4.00%, 03/15/2029	220,000	261,458
4.25%, 10/26/2049 (a)	565,000	745,345	4.88%, 03/15/2049	45,000	62,399
Cigna Corp			Micron Technology Inc
4.38%, 10/15/2028	430,000	508,900	2.50%, 04/24/2023	240,000	249,423
4.90%, 12/15/2048	50,000	65,906	4.19%, 02/15/2027	330,000	365,560
CVS Health Corp			NVIDIA Corp
4.30%, 03/25/2028	180,000	210,522	3.50%, 04/01/2040	155,000	180,789
5.05%, 03/25/2048	195,000	255,429	NXP BV / NXP Funding LLC / NXP USA Inc
			2.70%, 05/01/2025 (a)	100,000	104,828
Pfizer Inc
			3.15%, 05/01/2027 (a)	100,000	106,008
2.55%, 05/28/2040	205,000	212,091
2.70%, 05/28/2050	155,000	160,512	Xilinx Inc
Upjohn Inc			2.38%, 06/01/2030	145,000	149,272
2.30%, 06/22/2027 (a)	170,000	175,361	2.95%, 06/01/2024	605,000	648,870
Zoetis Inc					$3,307,960
3.90%, 08/20/2028	1,195,000	1,407,398	Software — 2.98%
4.45%, 08/20/2048	225,000	290,323	Adobe Inc
		$8,032,549	2.15%, 02/01/2027	230,000	246,904
Pipelines — 4.75%			2.30%, 02/01/2030	140,000	151,199
Energy Transfer Operating LP			Fiserv Inc
3.75%, 05/15/2030	600,000	595,952	3.50%, 07/01/2029	335,000	376,581
5.15%, 03/15/2045	100,000	95,301	3.80%, 10/01/2023	485,000	529,912
6.25%, 04/15/2049	300,000	318,034	4.40%, 07/01/2049	205,000	249,502
Enterprise Products Operating LLC			Microsoft Corp
3.13%, 07/31/2029	285,000	305,065	3.70%, 08/08/2046	615,000	765,850
3.95%, 01/31/2060	160,000	164,880	Oracle Corp
4.20%, 01/31/2050	455,000	507,669	2.50%, 04/01/2025	130,000	139,233
MPLX LP			2.80%, 04/01/2027	315,000	344,013
4.00%, 03/15/2028	70,000	73,765	salesforce.com Inc
4.88%, 12/01/2024	265,000	294,326	3.70%, 04/11/2028	420,000	490,289
5.50%, 02/15/2049	260,000	288,139			$3,293,483
Sabine Pass Liquefaction LLC			Telecommunications — 5.11%
5.00%, 03/15/2027	460,000	514,691	AT&T Inc
5.75%, 05/15/2024	1,620,000	1,824,363	2.75%, 06/01/2031	220,000	229,062
Western Midstream Operating LP			3.50%, 06/01/2041	355,000	372,136
3.10%, 02/01/2025	290,000	274,775	3.60%, 07/15/2025	630,000	699,852
		$5,256,960	4.05%, 12/15/2023	400,000	444,391
			4.75%, 05/15/2046	255,000	305,704
REITs — 3.54%			5.35%, 09/01/2040	315,000	396,021
Alexandria Real Estate Equities Inc			5.38%, 10/15/2041	725,000	909,119
3.45%, 04/30/2025	920,000	1,024,091	Rogers Communications Inc
4.70%, 07/01/2030	330,000	403,974	3.70%, 11/15/2049	220,000	242,208
American Campus Communities Operating			4.35%, 05/01/2049	105,000	129,001
Partnership LP			T-Mobile USA Inc
3.88%, 01/30/2031	415,000	435,569	2.05%, 02/15/2028 (a)	330,000	330,155
American Tower Corp			Verizon Communications Inc
3.10%, 06/15/2050	245,000	242,338	3.88%, 02/08/2029	355,000	419,574
Essex Portfolio LP			5.25%, 03/16/2037	630,000	843,420
3.00%, 01/15/2030	225,000	245,253	Vodafone Group PLC
Healthcare Trust of America Holdings LP			4.88%, 06/19/2049	270,000	340,356
3.10%, 02/15/2030	345,000	348,081			$5,660,999
Healthpeak Properties Inc
2.88%, 01/15/2031	255,000	261,859	TOTAL BONDS		$109,453,741
Prologis LP
3.00%, 04/15/2050	195,000	206,155
VEREIT Operating Partnership LP
3.10%, 12/15/2029	260,000	250,589
Welltower Inc
2.75%, 01/15/2031	505,000	504,415
		$3,922,324

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
June 30, 2020

INVESTMENT COMPANIES — 1.83%	Shares Held	Value	(f) Non-income producing security.
Money Market Funds — 1.83%			(g) Security or a portion of the security was pledged as collateral for securities
Principal Government Money Market Fund —			lending. At the end of the period, the value of these securities totaled
Institutional Class 0.00% (f),(g),(h),(i)	600,345	$600,345
			$600,345 or 0.54% of net assets.
State Street Institutional U.S. Government
			(h) Affiliated Security. Security is either an affiliate (and registered under the
Money Market Fund — Institutional
Class 0.12% (i)	1,420,779	1,420,779	Investment Company Act of 1940) or an affiliate as defined by the
			Investment Company Act of 1940 (controls 5.00% or more of the
TOTAL INVESTMENT COMPANIES		$2,021,124	outstanding voting shares of the security). Please see affiliated
Total Investments		$111,474,865	sub-schedule for transactional information.
Other Assets and Liabilities — (0.71)%		$(782,330)	(i) Current yield shown is as of period end.
TOTAL NET ASSETS — 100.00%		$110,692,535

	Portfolio Summary (unaudited)
(a) Security exempt from registration under Rule 144A of the Securities Act
	Sector	Percent
of 1933. These securities may be resold in transactions exempt from
	Financial	34.48%
registration, normally to qualified institutional buyers. At the end of the
	Consumer, Non-cyclical	15.53%
period, the value of these securities totaled $14,162,716 or 12.79% of net	Communications	11.16%
assets.	Energy	8.73%
(b) Security or a portion of the security was on loan at the end of the period.	Utilities	8.17%
(c) Certain variable rate securities are not based on a published reference rate	Technology	7.59%
and spread but are determined by the issuer or agent and are based on	Industrial	6.86%
	Consumer, Cyclical	3.60%
current market conditions. These securities do not indicate a reference rate
	Basic Materials	2.76%
and spread in their description. Rate shown is the rate in effect as of period	Investment Companies	1.83%
end.	Other Assets and Liabilities	(0.71)%
(d) Rate shown is as of period end. The rate may be a variable or floating rate
	TOTAL NET ASSETS	100.00%
or a fixed rate which may convert to a variable or floating rate in the future.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Futures Contracts

Value and
Unrealized
			Notional	Appreciation/
Description and Expiration Date	Type	Contracts	Amount	(Depreciation)

U.S. Treasury Ultra Long Bonds;
September 2020	Short	6	$1,308,938	$(53,825)
U.S. Treasury Ultra 10-Year Notes;
September 2020	Short	14	2,204,781	(31,123)

Total				$(84,948)

	June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$14,279,731	$13,679,386	$600,345
	$—	$14,279,731	$13,679,386	$600,345

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—
(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Millennials Index ETF

June 30, 2020

COMMON STOCKS — 99.76%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 4.09%			Internet (continued)
adidas AG (a)	461	$120,989	Facebook Inc, Class A (a)	2,713	$616,041
boohoo Group PLC (a)	21,934	111,975	Farfetch Ltd, Class A (a)	6,567	113,412
Carter’s Inc	788	63,591	iQIYI Inc ADR (a)	12,745	295,557
Deckers Outdoor Corp (a)	389	76,396	JOYY Inc (a)	6,354	562,647
Fila Holdings Corp	2,190	63,906	Momo Inc ADR	2,393	41,830
Gildan Activewear Inc	4,178	64,720	Naspers Ltd, Class N	2,104	383,529
Hanesbrands Inc	6,592	74,424	Netflix Inc (a)	1,199	545,593
Kering SA	199	108,267	Pinduoduo Inc ADR (a)	2,917	250,395
Levi Strauss & Co, Class A	4,173	55,918	Rightmove PLC	17,171	116,170
LVMH Moet Hennessy Louis Vuitton SE	280	122,843	Roku Inc (a)	2,580	300,648
Puma SE (a)	1,737	134,303	Snap Inc, Class A (a)	18,978	445,793
Tapestry Inc	4,006	53,200	Spotify Technology SA (a)	2,785	719,059
		$1,050,532	Tencent Holdings Ltd	9,245	594,743
			Tencent Music Entertainment Group ADR (a)	10,315	138,840
Beverages — 1.17%			Trip.com Group Ltd ADR (a)	9,579	248,288
Brown-Forman Corp, Class B	1,870	119,044	Wayfair Inc, Class A (a)	984	194,448
Davide Campari-Milano SpA	14,441	121,684	Yandex NV, Class A (a)	6,658	333,033
Treasury Wine Estates Ltd	8,452	61,127	ZOZO Inc	3,900	86,542
		$301,855			$7,907,832
Chemicals — 1.40%			Leisure Time — 0.97%
Givaudan SA	97	361,197	Camping World Holdings Inc, Class A (c)	9,168	249,003

Commercial Services — 10.56%			Media — 4.32%
Aaron’s Inc	2,277	103,376	AMC Networks Inc, Class A (a)	2,133	49,891
Adyen NV (a),(b)	355	516,700
			Comcast Corp, Class A	3,019	117,681
Bright Horizons Family Solutions Inc (a)	1,019	119,427	Fox Corp, Class B (a)	4,535	121,719
China Yuhua Education Corp Ltd (b)	456,000	374,190	MSG Networks Inc, Class A (a)	5,086	50,606
Global Payments Inc	721	122,296	Sirius XM Holdings Inc	21,006	123,305
GMO Payment Gateway Inc	700	72,869	ViacomCBS Inc, Class B	7,518	175,320
New Oriental Education & Technology Group Inc			Vivendi SA	4,845	124,326
ADR (a)	2,076	270,357	Walt Disney Co/The	3,114	347,242
PayPal Holdings Inc (a)	3,140	547,082
Square Inc, Class A (a)	1,983	208,096			$1,110,090
StoneCo Ltd, Class A (a)	2,382	92,326	REITs — 0.80%
TAL Education Group ADR (a)	4,220	288,564	Equity Residential	1,681	98,876
		$2,715,283	Essex Property Trust Inc	471	107,939
Computers — 2.51%					$206,815
Apple Inc	1,772	646,426	Retail — 19.92%
			American Eagle Outfitters Inc	6,526	71,133
Construction Materials — 1.62%			ANTA Sports Products Ltd	14,000	123,553
Fortune Brands Home & Security Inc	2,396	153,176	Bed Bath & Beyond Inc (c)	12,324	130,635
Masco Corp	3,003	150,781	Children’s Place Inc/The (c)	2,652	99,238
Patrick Industries Inc	1,841	112,761	Chipotle Mexican Grill Inc (a)	516	543,018
		$416,718	Dick’s Sporting Goods Inc	2,440	100,674
Diversified Financial Services — 3.34%			Domino’s Pizza Inc	1,048	387,173
Discover Financial Services	9,484	475,053	Foot Locker Inc	2,352	68,584
LexinFintech Holdings Ltd ADR (a)	5,851	62,255	Hennes & Mauritz AB, Class B	26,196	379,522
Pagseguro Digital Ltd, Class A (a)	2,685	94,888	Home Depot Inc/The	2,424	607,236
XP Inc, Class A (a)	5,389	226,392	Industria de Diseno Textil SA	17,372	460,026
			Li Ning Co Ltd	115,500	366,596
		$858,588	Lowe’s Cos Inc	1,225	165,522
Electronics — 0.53%			Lululemon Athletica Inc (a)	1,584	494,224
Garmin Ltd	1,386	135,135	Pandora A/S	1,596	86,700
			Qurate Retail Inc, Series A (a)	8,498	80,731
Food — 2.25%			Signet Jewelers Ltd	8,044	82,612
Kroger Co/The	14,968	506,667	Starbucks Corp	1,579	116,199
Sprouts Farmers Market Inc (a)	2,792	71,447
			Urban Outfitters Inc (a)	15,940	242,607
		$578,114	Williams-Sonoma Inc	1,219	99,970
			Zalando SE (a),(b)	5,877	414,524
Home Builders — 0.67%
DR Horton Inc	3,099	171,839			$5,120,477
Home Furnishings — 2.13%			Semiconductors — 1.69%
Sleep Number Corp (a)	2,707	112,719	NVIDIA Corp	1,142	433,857
Sony Corp	5,100	348,770	Software — 8.78%
Tempur Sealy International Inc (a)	1,186	85,333
			Activision Blizzard Inc	5,057	383,826
		$546,822	Bilibili Inc ADR (a),(c)	9,611	445,182
			Electronic Arts Inc (a)	1,054	139,181
Internet — 30.76%
			Fiserv Inc (a)	1,091	106,503
AfreecaTV Co Ltd	7,851	412,506
Alibaba Group Holding Ltd ADR (a)	2,316	499,561	Microsoft Corp	2,857	581,428
Alphabet Inc, Class C (a)	389	549,894	NetEase Inc ADR	323	138,690
Booking Holdings Inc (a)	78	124,203	Pearl Abyss Corp (a)	355	64,339
			Take-Two Interactive Software Inc (a)	2,853	398,193
eBay Inc	3,452	181,057
Expedia Group Inc	1,874	154,043			$2,257,342

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	(c) Security or a portion of the security was on loan at the end of the period.
Telecommunications — 1.71%			(d) Security or a portion of the security was pledged as collateral for securities
AT&T Inc	10,325	$312,125	lending. At the end of the period, the value of these securities totaled
Xiaomi Corp, Class B (a),(b)	77,000	127,563
			$736,189 or 2.86% of net assets.
		$439,688	(e) Affiliated Security. Security is either an affiliate (and registered under the
Textiles — 0.54%			Investment Company Act of 1940) or an affiliate as defined by the
Mohawk Industries Inc (a)	1,360	138,395	Investment Company Act of 1940 (controls 5.00% or more of the
			outstanding voting shares of the security).
TOTAL COMMON STOCKS		$25,646,008
			Please see affiliated sub-schedule for transactional information.
INVESTMENT COMPANIES — 4.36%	Shares Held	Value	(f) Current yield shown is as of period end.

Money Market Funds — 4.36%
Principal Government Money Market Fund —
			Portfolio Summary (unaudited)
Institutional Class 0.00% (a),(d),(e),(f)	736,189	$736,189
State Street Institutional U.S. Government			Sector	Percent
Money Market Fund — Institutional			Communications	36.79%
Class 0.12% (f)	384,392	384,392	Consumer, Cyclical	28.31%
			Consumer, Non-cyclical	13.98%
TOTAL INVESTMENT COMPANIES		$1,120,581	Technology	12.98%
Total Investments		$26,766,589	Investment Companies	4.36%
Other Assets and Liabilities — (4.12)%		$(1,058,209)	Financial	4.14%
			Industrial	2.15%
TOTAL NET ASSETS — 100.00%		$25,708,380	Basic Materials	1.41%
			Other Assets and Liabilities	(4.12)%

(a) Non-income producing security.
	TOTAL NET ASSETS	100.00%
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,432,977 or 5.57% of net assets.

	June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$12,697,227	$11,961,038	$736,189
	$—	$12,697,227	$11,961,038	$736,189

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—
(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

June 30, 2020

COMMON STOCKS — 99.67%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.22%			Electrical Components & Equipment — 2.55%
Omnicom Group Inc	717	$39,148	AMETEK Inc	1,993	$178,114
			Emerson Electric Co	2,674	165,868
Aerospace & Defense — 1.82%
			Universal Display Corp	756	113,113
Lockheed Martin Corp	463	168,958
Teledyne Technologies Inc (a)	508	157,963			$457,095
		$326,921	Electronics — 4.23%
			Allegion PLC	432	44,159
Apparel — 0.30%
			Amphenol Corp, Class A	561	53,749
NIKE Inc, Class B	555	54,418
			Garmin Ltd	1,357	132,308
Banks — 0.71%			Honeywell International Inc	307	44,389
M&T Bank Corp	1,221	126,947	Keysight Technologies Inc (a)	525	52,910
			Mettler-Toledo International Inc (a)	244	196,554
Beverages — 2.57%			Roper Technologies Inc	487	189,083
Brown-Forman Corp, Class B	2,791	177,675	Waters Corp (a)	256	46,182
Coca-Cola Co/The	2,243	100,217
Monster Beverage Corp (a)	1,923	133,303			$759,334
PepsiCo Inc	377	49,862	Environmental Control — 0.87%
		$461,057	Republic Services Inc	1,899	155,813
Biotechnology — 0.58%			Food — 2.46%
Alexion Pharmaceuticals Inc (a)	547	61,395	General Mills Inc	2,449	150,981
Biogen Inc (a)	160	42,808	Hershey Co/The	1,190	154,248
		$104,203	Lamb Weston Holdings Inc	1,381	88,287
			Mondelez International Inc, Class A	940	48,062
Chemicals — 2.46%
Air Products & Chemicals Inc	227	54,812			$441,578
Ecolab Inc	275	54,711	Healthcare — Products — 8.41%
RPM International Inc	1,872	140,512	Abbott Laboratories	1,558	142,448
Sherwin-Williams Co/The	332	191,846	Align Technology Inc (a)	236	64,768
		$441,881	Cooper Cos Inc/The	528	149,762
			Edwards Lifesciences Corp (a)	2,510	173,466
Commercial Services — 8.90%			IDEXX Laboratories Inc (a)	471	155,505
Automatic Data Processing Inc	1,108	164,970	Intuitive Surgical Inc (a)	96	54,704
Booz Allen Hamilton Holding Corp	1,683	130,921	Medtronic PLC	491	45,025
Cintas Corp	643	171,270	ResMed Inc	1,078	206,976
FleetCor Technologies Inc (a)	645	162,237
			Teleflex Inc	512	186,358
MarketAxess Holdings Inc	529	264,987	Thermo Fisher Scientific Inc	413	149,646
Moody’s Corp	714	196,157	West Pharmaceutical Services Inc	797	181,054
Rollins Inc	1,373	58,201
S&P Global Inc	451	148,595			$1,509,712
TransUnion	1,928	167,813	Healthcare — Services — 2.27%
Verisk Analytics Inc	774	131,735	Anthem Inc	467	122,812
		$1,596,886	Humana Inc	375	145,406
			UnitedHealth Group Inc	471	138,921
Computers — 2.03%
Accenture PLC, Class A	949	203,770			$407,139
Apple Inc	439	160,147	Home Builders — 0.68%
		$363,917	Lennar Corp, Class A	1,989	122,562
Distribution/Wholesale — 2.14%			Household Products — 1.04%
Copart Inc (a)	2,029	168,955	Colgate-Palmolive Co	2,537	185,861
Fastenal Co	5,009	214,586	Household Products/Wares — 3.34%
		$383,541	Avery Dennison Corp	1,048	119,566
Diversified Financial Services — 6.56%			Church & Dwight Co Inc	2,466	190,622
Blackstone Group Inc/The	955	54,110	Clorox Co/The	1,075	235,823
Cboe Global Markets Inc	1,504	140,293	Kimberly-Clark Corp	379	53,572
KKR & Co Inc, Class A	4,195	129,542			$599,583
Mastercard Inc, Class A	591	174,759	Insurance — 5.29%
Nasdaq Inc	1,671	199,634	Aflac Inc	1,155	41,615
SEI Investments Co	3,133	172,252	Allstate Corp/The	1,629	157,997
T Rowe Price Group Inc	1,017	125,600	American Financial Group Inc	1,298	82,371
Visa Inc, Class A	943	182,159	Arch Capital Group Ltd (a)	4,240	121,476
		$1,178,349	Arthur J Gallagher & Co	507	49,427
Electric — 4.10%			Brown & Brown Inc	3,985	162,428
Alliant Energy Corp	2,302	110,128	Everest Re Group Ltd	199	41,034
American Electric Power Co Inc	556	44,280	Fidelity National Financial Inc	1,277	39,153
CMS Energy Corp	1,986	116,022	Marsh & McLennan Cos Inc	1,148	123,261
Duke Energy Corp	1,308	104,496	Progressive Corp/The	1,640	131,380
Evergy Inc	2,623	155,517			$950,142
Southern Co/The	822	42,621	Internet — 2.18%
WEC Energy Group Inc	1,300	113,945	Alphabet Inc, Class A (a)	37	52,468
Xcel Energy Inc	796	49,750	Booking Holdings Inc (a)	101	160,826
		$736,759	CDW Corp	1,051	122,105

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Internet (continued)			Software (continued)
VeriSign Inc (a)	271	$56,051	VMware Inc, Class A (a)	427	$66,125
		$391,450			$2,240,782
Lodging — 0.50%			Telecommunications — 1.51%
Hilton Worldwide Holdings Inc	1,234	90,637	Arista Networks Inc (a)	266	55,868
			Cisco Systems Inc	1,288	60,072
Machinery — Diversified — 1.80%
			Ubiquiti Inc	884	154,311
Dover Corp	1,168	112,782
IDEX Corp	336	53,101			$270,251
Nordson Corp	826	156,701	Transportation — 0.30%
		$322,584	Expeditors International of Washington Inc	705	53,608
Media — 1.18%			Water — 0.97%
FactSet Research Systems Inc	644	211,535	American Water Works Co Inc	970	124,800
			Essential Utilities Inc	1,154	48,745
Miscellaneous Manufacture — 1.39%
3M Co	804	125,416			$173,545
Illinois Tool Works Inc	715	125,018
			TOTAL COMMON STOCKS		$17,891,698
		$250,434
			INVESTMENT COMPANIES — 3.07%	Shares Held	Value
Packaging & Containers — 0.27%
Ball Corp	704	48,921	Money Market Fund — 3.07%
			State Street Institutional U.S. Government
Pharmaceuticals — 3.20%			Money Market Fund — Institutional
Eli Lilly & Co	1,359	223,121	Class 0.12% (b)	550,610	$550,610
Johnson & Johnson	1,275	179,303
Merck & Co Inc	1,567	121,176	TOTAL INVESTMENT COMPANIES		$550,610
Zoetis Inc	371	50,842
			Total Investments		$18,442,308
		$574,442	Other Assets and Liabilities — (2.74)%		$(491,099)
Real Estate — 0.22%			TOTAL NET ASSETS — 100.00%		$17,951,209
CBRE Group Inc, Class A (a)	882	39,884

REITs — 3.59%			(a) Non-income producing security.
American Tower Corp	756	195,456	(b) Current yield shown is as of period end.
Extra Space Storage Inc	1,196	110,474
Federal Realty Investment Trust	427	36,385	Portfolio Summary (unaudited)
Gaming and Leisure Properties Inc	14	569
National Retail Properties Inc	976	34,628	Sector		Percent
Public Storage	238	45,670	Consumer, Non-cyclical		33.06%
Realty Income Corp	1,658	98,651	Financial		15.35%
Vornado Realty Trust	3,199	122,234	Technology		15.23%
		$644,067	Industrial		13.95%
			Consumer, Cyclical		9.46%
Retail — 5.83%			Communications		5.08%
AutoZone Inc (a)	116	130,862
			Utilities		5.07%
Costco Wholesale Corp	427	129,471	Investment Companies		3.07%
Dollar General Corp	342	65,154	Basic Materials		2.47%
Domino’s Pizza Inc	147	54,308	Other Assets and Liabilities		(2.74)%
Home Depot Inc/The	551	138,031
Lowe’s Cos Inc	483	65,263	TOTAL NET ASSETS		100.00%
O’Reilly Automotive Inc (a)	325	137,043
Ross Stores Inc	1,103	94,020
TJX Cos Inc/The	2,006	101,423
Tractor Supply Co	581	76,570
Walmart Inc	461	55,218
		$1,047,363
Semiconductors — 0.72%
Intel Corp	926	55,403
Teradyne Inc	875	73,946
		$129,349
Software — 12.48%
Adobe Inc (a)	497	216,349
ANSYS Inc (a)	495	144,406
Cadence Design Systems Inc (a)	2,592	248,728
Citrix Systems Inc	497	73,511
Fair Isaac Corp (a)	456	190,626
Intuit Inc	645	191,043
Jack Henry & Associates Inc	791	145,568
Microsoft Corp	1,058	215,314
MSCI Inc	406	135,531
Oracle Corp	3,466	191,566
Paychex Inc	2,212	167,559
Paycom Software Inc (a)	182	56,371
Veeva Systems Inc, Class A(a)	845	198,085

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
June 30, 2020

	June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money Market Fund —Institutional Class 0.00%	$—	$381,678	$381,678	$—
	$—	$381,678	$381,678	$—

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—
(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

June 30, 2020

COMMON STOCKS — 99.47%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 1.79%			Distribution/Wholesale — 1.24%
Interpublic Group of Cos Inc/The	18,758	$321,887	Watsco Inc	2,230	$396,271
Omnicom Group Inc	4,560	248,976
			Diversified Financial Services — 6.53%
		$570,863	Air Lease Corp	2,905	85,087
Aerospace & Defense — 0.09%			Alliance Data Systems Corp	2,563	115,643
Spirit AeroSystems Holdings Inc, Class A	1,218	29,159	American Express Co	1,144	108,909
			Capital One Financial Corp	1,722	107,780
Agriculture — 3.40%			Charles Schwab Corp/The	3,434	115,863
Altria Group Inc	16,012	628,471	Discover Financial Services	2,957	148,116
Philip Morris International Inc	6,529	457,422	Jefferies Financial Group Inc	11,630	180,846
		$1,085,893	Mastercard Inc, Class A	157	46,425
Airlines — 1.23%			OneMain Holdings Inc	19,055	467,610
Alaska Air Group Inc	4,007	145,294	Santander Consumer USA Holdings Inc	14,614	269,044
Delta Air Lines Inc	5,467	153,349	Synchrony Financial	8,042	178,211
Southwest Airlines Co	2,750	93,995	T Rowe Price Group Inc	2,098	259,103
		$392,638			$2,082,637
Apparel — 2.75%			Electrical Components & Equipment — 0.11%
Carter’s Inc	1,965	158,575	Acuity Brands Inc	364	34,849
Dow Inc (a)	9,347	380,984	Electronics — 1.63%
Hanesbrands Inc	30,047	339,231	Avnet Inc	6,163	171,855
		$878,790	Honeywell International Inc	1,147	165,845
			TE Connectivity Ltd	2,246	183,161
Auto Manufacturers — 2.54%
Cummins Inc	1,796	311,175			$520,861
PACCAR Inc	6,654	498,052	Entertainment — 1.32%
		$809,227	Cinemark Holdings Inc	15,159	175,086
			Vail Resorts Inc	1,359	247,542
Auto Parts & Equipment — 0.66%
Lear Corp	1,925	209,864			$422,628

Banks — 11.80%			Food — 0.76%
Bank of America Corp	6,441	152,974	Kroger Co/The	7,207	243,957
Citizens Financial Group Inc	10,485	264,641	Hand/Machine Tools — 1.31%
Comerica Inc	6,984	266,090	Lincoln Electric Holdings Inc	2,354	198,301
Fifth Third Bancorp	12,436	239,766	Snap-on Inc	1,576	218,292
Huntington Bancshares Inc	30,873	278,938			$416,593
KeyCorp	21,281	259,203
M&T Bank Corp	1,690	175,709	Healthcare — Services — 1.16%
Morgan Stanley	5,535	267,341	Anthem Inc	409	107,559
Northern Trust Corp	2,769	219,693	Humana Inc	183	70,958
PNC Financial Services Group Inc/The	2,051	215,786	UnitedHealth Group Inc	546	161,043
Popular Inc	4,167	154,887	Universal Health Services Inc, Class B	323	30,003
Regions Financial Corp	25,050	278,556			$369,563
State Street Corp	4,473	284,259
			Home Builders — 0.68%
Synovus Financial Corp	10,331	212,096
			DR Horton Inc	2,176	120,659
Wells Fargo & Co	8,559	219,110
			PulteGroup Inc	2,823	96,067
Western Alliance Bancorp	1,859	70,400
Zions Bancorp NA	6,046	205,564			$216,726
		$3,765,013	Home Furnishings — 1.00%
			Whirlpool Corp	2,472	320,198
Biotechnology — 0.88%
Amgen Inc	1,187	279,966	Insurance — 10.31%
			Allstate Corp/The	1,652	160,228
Chemicals — 1.66%
			American Financial Group Inc	4,810	305,243
Celanese Corp	2,039	176,047
			First American Financial Corp	4,943	237,363
Eastman Chemical Co	5,087	354,259
			Hanover Insurance Group Inc/The	5,890	596,834
		$530,306	Hartford Financial Services Group Inc/The	3,869	149,150
Commercial Services — 6.45%			MetLife Inc	7,872	287,485
ADT Inc (b)	163,686	1,306,214	MGIC Investment Corp	6,895	56,470
H&R Block Inc	20,896	298,395	Primerica Inc	917	106,922
ManpowerGroup Inc	2,893	198,894	Progressive Corp/The	5,228	418,815
Quanta Services Inc	1,326	52,019	Prudential Financial Inc	5,568	339,091
Robert Half International Inc	3,817	201,652	Reinsurance Group of America Inc	1,280	100,403
			Travelers Cos Inc/The	1,956	223,082
		$2,057,174	Unum Group	15,794	262,022
Computers — 2.86%			Voya Financial Inc	981	45,764
Apple Inc	369	134,611			$3,288,872
DXC Technology Co	8,863	146,240
Hewlett Packard Enterprise Co	22,096	214,994	Internet — 1.31%
MAXIMUS Inc	2,155	151,820	CDW Corp	758	88,065
NetApp Inc	5,963	264,578	eBay Inc	4,380	229,731
			Expedia Group Inc	1,215	99,873
		$912,243
					$417,669

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	INVESTMENT COMPANIES — 3.34%	Shares Held	Value
Iron & Steel — 1.38%			Money Market Funds — 3.34%
Reliance Steel & Aluminum Co	1,760	$167,077	Principal Government Money Market Fund —
Steel Dynamics Inc	10,504	274,049	Institutional Class 0.00% (a),(c),(d),(e)	982,112	$982,112
		$441,126	State Street Institutional U.S. Government
			Money Market Fund — Institutional
Leisure Time — 0.54%			Class 0.12% (e)	84,455	84,455
Brunswick Corp	2,674	171,163

Media — 0.53%			TOTAL INVESTMENT COMPANIES		$1,066,567
Fox Corp, Class A	3,957	106,127	Total Investments	$32,802,926
Sirius XM Holdings Inc	10,720	62,926	Other Assets and Liabilities — (2.81)%		$(895,959)
		$169,053	TOTAL NET ASSETS — 100.00%	$31,906,967
Mining — 1.41%
Newmont Corp	7,312	451,443	(a) Non-income producing security.
			(b) Security or a portion of the security was on loan at the end of the period.
Miscellaneous Manufacture — 2.42%
Carlisle Cos Inc	752	89,992	(c) Security or a portion of the security was pledged as collateral for securities
Eaton Corp PLC	3,251	284,397	lending. At the end of the period, the value of these securities totaled
Illinois Tool Works Inc	1,351	236,222	$982,112 or 3.08% of net assets.
Parker-Hannifin Corp	873	159,995	(d) Affiliated Security. Security is either an affiliate (and registered under the
		$770,606	Investment Company Act of 1940) or an affiliate as defined by the
Oil & Gas — 6.09%			Investment Company Act of 1940 (controls 5.00% or more of the
Cabot Oil & Gas Corp	14,209	244,111	outstanding voting shares of the security). Please see affiliated sub-schedule
Continental Resources Inc	754	13,218	for transactional information.
CVR Energy Inc	26,111	525,092	(e) Current yield shown is as of period end.
Helmerich & Payne Inc	16,684	325,505
HollyFrontier Corp	7,688	224,490
Marathon Petroleum Corp	7,362	275,191	Portfolio Summary (unaudited)
Valero Energy Corp	5,711	335,921	Sector		Percent
		$1,943,528	Financial		32.70%
Packaging & Containers — 0.96%			Consumer, Non-cyclical		16.52%
Packaging Corp of America	3,063	305,687	Consumer, Cyclical		16.37%
			Technology		11.65%
Pharmaceuticals — 3.87%			Industrial		7.83%
AbbVie Inc	5,548	544,703	Energy		6.09%
AmerisourceBergen Corp	2,217	223,407	Basic Materials		4.46%
Cardinal Health Inc	8,945	466,839	Communications		3.85%
		$1,234,949	Investment Companies		3.34%
			Other Assets and Liabilities		(2.81)%
REITs — 4.06%
CubeSmart	16,633	448,925	TOTAL NET ASSETS		100.00%
VICI Properties Inc	17,997	363,359
Vornado Realty Trust	12,676	484,350
		$1,296,634
Retail — 4.40%
Foot Locker Inc	10,343	301,602
Home Depot Inc/The	1,121	280,822
Kohl’s Corp	13,238	274,953
Tractor Supply Co	1,635	215,477
Williams-Sonoma Inc	4,044	331,648
		$1,404,502
Semiconductors — 3.80%
Applied Materials Inc	2,292	138,551
Broadcom Inc	1,286	405,875
Intel Corp	3,767	225,380
Lam Research Corp	522	168,846
Texas Instruments Inc	2,153	273,366
		$1,212,018
Software — 4.99%
Oracle Corp	3,408	188,360
VMware Inc, Class A (a)	9,063	1,403,496
		$1,591,856
Telecommunications — 0.23%
Ubiquiti Inc	413	72,093

Transportation — 1.32%
CH Robinson Worldwide Inc	3,679	290,862
CSX Corp	1,848	128,879
		$419,741

TOTAL COMMON STOCKS		$31,736,359

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
June 30, 2020

	June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$2,822,931	$1,840,819	$982,112
	$—	$2,822,931	$1,840,819	$982,112

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—
(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

June 30, 2020

	Principal			Principal
BONDS — 98.09%	Amount	Value	BONDS (continued)	Amount	Value
Banks — 33.91%			Electric (continued)
Bank of America Corp			Duke Energy Corp
(3-month USD LIBOR + 3.90%),			(5-year Treasury Constant Maturity
6.10%, 03/17/2025 (a),(b)	$5,576,000	$5,882,680	Rate + 3.39%),
(3-month USD LIBOR + 4.55%),			4.88%, 09/16/2024 (a),(b)	$5,576,000	$5,569,867
6.30%, 03/10/2026 (a),(b)	557,000	618,114	Emera Inc
Bank of New York Mellon Corp/The			(3-month USD LIBOR + 5.44%),
(3-month USD LIBOR + 3.42%),			6.75%, 06/15/2076 (b)	4,182,000	4,522,875
3.73%, 09/20/2020 (a),(b)	1,902,000	1,804,428
					$14,733,668
(5-year Treasury Constant Maturity
Rate + 4.36%),			Gas — 1.52%
4.70%, 09/20/2025 (a),(b)	538,000	559,520	NiSource Inc
Bank of Nova Scotia/The			(5-year Treasury Constant Maturity
(5-year Treasury Constant Maturity			Rate + 2.84%),
			5.65%, 06/15/2023 (a),(b)	2,231,000	2,130,605
Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	2,320,000	2,314,896	Hand/Machine Tools — 1.99%
BNP Paribas SA			Stanley Black & Decker Inc
(3-month USD LIBOR + 1.29%),			(5-year Treasury Constant Maturity
7.20%, 06/25/2037 (a),(b),(c)	2,300,000	2,484,000
			Rate + 2.66%),
Citigroup Inc			4.00%, 03/15/2060 (b)	2,788,000	2,789,411
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	2,788,000	2,768,484	Insurance — 35.49%
Citizens Financial Group Inc			Allstate Corp/The
(3-month USD LIBOR + 3.16%),			(3-month USD LIBOR + 2.94%),
6.38%, 04/06/2024 (a),(b),(d)	2,788,000	2,590,902	5.75%, 08/15/2053 (b)	2,788,000	2,880,116
Goldman Sachs Group Inc/The			American International Group Inc
(5-year Treasury Constant Maturity			(3-month USD LIBOR + 2.87%),
Rate + 3.62%),			5.75%, 04/01/2048 (b)	1,160,000	1,197,227
5.50%, 08/10/2024 (a),(b),(d)	4,182,000	4,334,099	Argentum Netherlands BV for Swiss Re Ltd
HSBC Capital Funding Dollar 1 LP			(3-month USD LIBOR + 3.78%),
			5.63%, 08/15/2052 (b)	5,600,000	6,096,440
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	2,075,000	3,278,500	AXA SA
Huntington Bancshares Inc			(3-month USD LIBOR + 2.26%),
			6.38%, 12/14/2036 (a),(b),(c)	3,801,000	4,884,285
(10-year Treasury Constant Maturity
Rate + 4.95%),			Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 07/15/2030 (a),(b)	2,030,000	2,082,577	(3-month USD LIBOR + 4.92%),
			5.63%, 06/24/2046 (b)	5,600,000	6,342,000
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),			M&G PLC
6.75%, 02/01/2024 (a),(b)	3,625,000	3,896,875	6.50%, 10/20/2048	2,200,000	2,516,250
KeyCorp			Meiji Yasuda Life Insurance Co
(3-month USD LIBOR + 3.61%),			(5-year Swap rate + 4.23%),
			5.20%, 10/20/2045 (b),(c)	2,788,000	3,146,955
5.00%, 09/15/2026 (a),(b)	837,000	790,965
Lloyds Bank PLC			MetLife Inc
			9.25%, 04/08/2068 (c)	4,182,000	5,844,345
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	3,195,000	3,686,391	Progressive Corp/The
Truist Financial Corp			(3-month USD LIBOR + 2.54%),
			5.38%, 03/15/2023 (a),(b)	951,000	941,490
(5-year Treasury Constant Maturity
Rate + 3.00%),			Prudential Financial Inc
4.80%, 09/01/2024 (a),(b)	5,576,000	5,135,942	(3-month USD LIBOR + 3.92%),
			5.63%, 06/15/2043 (b)	4,182,000	4,449,648
(5-year Treasury Constant Maturity
			QBE Insurance Group Ltd
Rate + 4.61%),
			(10-year Swap rate + 4.40%),
4.95%, 09/01/2025 (a),(b)	1,160,000	1,186,100
			5.88%, 06/17/2046 (b)	2,200,000	2,327,192
Wells Fargo & Co			Sumitomo Life Insurance Co
(3-month USD LIBOR + 3.99%),			(3-month USD LIBOR + 4.44%),
5.88%, 06/15/2025 (a),(b)	3,905,000	4,058,740
			6.50%, 09/20/2073 (b),(c)	5,600,000	6,326,712
		$47,473,213	Voya Financial Inc
Diversified Financial Services — 3.14%			(5-year United States Treasury + 3.36%),
			6.13%, 09/15/2023 (a),(b)	2,788,000	2,726,887
Charles Schwab Corp/The
(5-year Treasury Constant Maturity					$49,679,547
Rate + 4.97%),			Pipelines — 9.18%
5.38%, 06/01/2025 (a),(b)	3,345,000	3,573,530
			Enbridge Inc
Discover Financial Services			(3-month USD LIBOR + 3.89%),
(5-year Treasury Constant Maturity			6.00%, 01/15/2077 (b)	4,182,000	4,119,270
Rate + 5.78%),			Enterprise Products Operating LLC
6.13%, 06/23/2025 (a),(b)	800,000	820,560
			(3-month USD LIBOR + 3.03%),
		$4,394,090	5.25%, 08/16/2077 (b)	2,788,000	2,606,780
Electric — 10.53%			Transcanada Trust
Dominion Energy Inc			(3-month USD LIBOR + 4.15%),
			5.50%, 09/15/2079 (b)	6,136,000	6,120,660
(5-year Treasury Constant Maturity
Rate + 2.99%),					$12,846,710
4.65%, 12/15/2024 (a),(b)	4,739,000	4,640,926

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

June 30, 2020

	Principal		(d) Security or a portion of the security was on loan at the end of the period.
BONDS (continued)	Amount	Value	(e) Non-income producing security.
Telecommunications — 2.33%			(f) Security or a portion of the security was pledged as collateral for securities
Vodafone Group PLC			lending. At the end of the period, the value of these securities totaled
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	$2,788,000	$3,266,296	$2,865,310 or 2.05% of net assets.
			(g) Affiliated Security. Security is either an affiliate (and registered under the
TOTAL BONDS		$137,313,540	Investment Company Act of 1940) or an affiliate as defined by the
INVESTMENT COMPANIES — 2.78%	Shares Held	Value	Investment Company Act of 1940 (controls 5.00% or more of the
Money Market Funds — 2.78%			outstanding voting shares of the security). Please see affiliated
Principal Government Money Market Fund —			sub-schedule for transactional information.
Institutional Class 0.00% (e),(f),(g),(h)	2,865,310	$2,865,310	(h) Current yield shown is as of period end.
State Street Institutional U.S. Government
Money Market Fund — Institutional			Portfolio Summary (unaudited)
Class 0.12% (h)	1,029,843	1,029,843
			Sector				Percent
TOTAL INVESTMENT COMPANIES		$3,895,153	Financial				72.54%
			Utilities				12.05%
Total Investments		$141,208,693
			Energy				9.18%
Other Assets and Liabilities — (0.87)%		$(1,213,613)
			Investment Companies				2.78%
TOTAL NET ASSETS — 100.00%		$139,995,080	Communications				2.33%
			Industrial				1.99%
(a) Perpetual security. Perpetual securities pay an indefinite stream of interest,			Other Assets and Liabilities				(0.87)%
but they may be called by the issuer at an earlier date. Date shown, if any,			TOTAL NET ASSETS				100.00%
reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,372,688 or 18.84% of net assets.

			June 30, 2019		Purchases	Sales	June 30, 2020
Affiliated Securities			Value		Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%				$—	$25,846,308	$22,980,998	$2,865,310
				$—	$25,846,308	$22,980,998	$2,865,310

						Realized Gain
					Realized	from	Change in
					Gain/Loss on	Capital Gain	Unrealized
			Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%				$—	$—	$—	$—
				$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

June 30, 2020

					Principal
PREFERRED STOCKS — 15.28%	Shares Held	Value	BONDS (continued)		Amount	Value
Banks — 6.36%			Banks (continued)
Associated Banc-Corp; Series F			HSBC Holdings PLC
5.63%, 09/15/2025 (a)	1,800	$45,306	(5-year Swap rate + 4.37%),
JPMorgan Chase & Co; Series DD			6.38%, 03/30/2025 (a),(b)		$750,000	$770,160
5.75%, 12/01/2023 (a)	5,000	132,100
			Huntington Bancshares Inc
JPMorgan Chase & Co; Series EE			(10-year Treasury Constant Maturity
6.00%, 03/01/2024 (a)	5,000	137,000
			Rate + 4.95%),
Morgan Stanley; Series I			5.63%, 07/15/2030 (a),(b)		500,000	512,950
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a),(b)	15,000	388,950	ING Groep NV
Synovus Financial Corp; Series E			(5-year Treasury Constant Maturity
(5-year Treasury Constant Maturity			Rate + 4.34%),
Rate + 4.13%),			5.75%, 11/16/2026 (a),(b)		750,000	744,375
5.88%, 07/01/2024 (a),(b)	10,000	217,500	Lloyds Banking Group PLC
Wells Fargo & Co; Series Z			(5-year Swap rate + 4.50%),
4.75%, 03/15/2025 (a)	10,767	250,225	7.50%, 09/27/2025 (a),(b)		750,000	778,275
Wells Fargo & Co; Series L			M&T Bank Corp
7.50%, 07/15/2023 (a)	75	97,275	(3-month USD LIBOR + 3.52%),
		$1,268,356	5.13%, 11/01/2026 (a),(b)		500,000	498,435
			Nordea Bank Abp
Electric — 0.67%
Duke Energy Corp; Series A			(5-year Treasury Constant Maturity
5.75%, 06/15/2024 (a)	5,000	134,600	Rate + 4.11%),
			6.63%, 03/26/2026 (a),(b),(c)		750,000	800,550
Insurance — 4.08%			PNC Financial Services Group Inc/The
Allstate Corp/The; Series H			(3-month USD LIBOR + 3.68%),
5.10%, 10/15/2024 (a)	10,000	253,600	6.75%, 08/01/2021 (a),(b)		500,000	496,250
American International Group Inc; Series A			Royal Bank of Scotland Group PLC
5.85%, 03/15/2024 (a)	7,439	191,257
			(5-year Swap rate + 5.72%),
MetLife Inc; Series F			8.00%, 08/10/2025 (a),(b)		750,000	827,895
4.75%, 03/15/2025 (a)	15,000	368,550
			Societe Generale SA
		$813,407	(5-year Swap rate + 4.98%),
			7.88%, 12/18/2023 (a),(b)		750,000	787,215
Telecommunications — 4.17%			Standard Chartered PLC
AT&T Inc; Series C
4.75%, 02/18/2025 (a)	24,174	578,000	(5-year Swap rate + 6.30%),
			7.50%, 04/02/2022 (a),(b)		750,000	774,150
AT&T Inc; Series A
5.00%, 12/12/2024 (a)	10,000	253,600	State Street Corp
			(3-month USD LIBOR + 3.60%),
		$831,600	5.25%, 09/15/2020 (a),(b)		500,000	477,275
			Truist Financial Corp
TOTAL PREFERRED STOCKS		$3,047,963		(5-year Treasury Constant Maturity
	Principal		Rate + 4.61%),
BONDS — 83.21%	Amount	Value	4.95%, 09/01/2025 (a),(b)		500,000	511,250
Banks — 71.53%			UBS Group AG
Bank of America Corp			(5-year Swap rate + 4.34%),
(3-month USD LIBOR + 3.90%),			7.00%, 01/31/2024 (a),(b)		750,000	779,063
6.10%, 03/17/2025 (a),(b)	$200,000	$211,000	Wells Fargo & Co
(3-month USD LIBOR + 4.55%),			(3-month USD LIBOR + 3.99%),
6.30%, 03/10/2026 (a),(b)	500,000	554,860	5.88%, 06/15/2025 (a),(b)		500,000	519,685
Bank of New York Mellon Corp/The
(5-year Treasury Constant Maturity						$14,268,280
Rate + 4.36%),			Diversified Financial Services — 5.25%
4.70%, 09/20/2025 (a),(b)	500,000	520,000	Charles Schwab Corp/The
Bank of Nova Scotia/The			(5-year Treasury Constant Maturity
(5-year Treasury Constant Maturity			Rate + 4.97%),
Rate + 4.55%),			5.38%, 06/01/2025 (a),(b)		500,000	534,160
4.90%, 06/04/2025 (a),(b)	500,000	498,900
			Discover Financial Services
BNP Paribas SA			(5-year Treasury Constant Maturity
(5-year Swap rate + 6.31%),
7.63%, 03/30/2021 (a),(b)	500,000	507,500	Rate + 5.78%),
			6.13%, 06/23/2025 (a),(b)		500,000	512,850
Citizens Financial Group Inc
(5-year Treasury Constant Maturity						$1,047,010
Rate + 5.31%),			Electric — 4.47%
5.65%, 10/06/2025 (a),(b)	500,000	506,735
Comerica Inc			Dominion Energy Inc
(5-year Treasury Constant Maturity			(5-year Treasury Constant Maturity
Rate + 5.29%),			Rate + 2.99%),
5.63%, 07/01/2025 (a),(b)	500,000	507,500	4.65%, 12/15/2024 (a),(b)		400,000	391,722
Credit Agricole SA			Duke Energy Corp
(5-year Swap rate + 4.90%),			(5-year Treasury Constant Maturity
7.88%, 01/23/2024 (a),(b)	750,000	813,607	Rate + 3.39%),
Credit Suisse Group AG			4.88%, 09/16/2024 (a),(b)		500,000	499,450
(5-year Treasury Constant Maturity
						$891,172
Rate + 4.82%),
6.38%, 08/21/2026 (a),(b),(c)	350,000	355,425
(5-year Swap rate + 5.11%),
7.13%, 07/29/2022 (a),(b)	500,000	515,225

See accompanying notes.

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

June 30, 2020

	Principal
BONDS (continued)	Amount	Value
Insurance — 1.96%
Voya Financial Inc
(5-year United States Treasury + 3.36%), 6.13%,
09/15/2023 (a),(b)	$400,000	$391,232

TOTAL BONDS		$16,597,694
INVESTMENT COMPANIES — 0.67%	Shares Held	Value
Money Market Fund — 0.67%
State Street Institutional U.S. Government
Money Market Fund — Institutional
Class 0.12% (d)	133,648	$133,648

TOTAL INVESTMENT COMPANIES		$133,648
Total Investments		$19,779,305
Other Assets and Liabilities — 0.84%		$168,290
TOTAL NET ASSETS — 100.00%		$19,947,595

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,155,975 or 5.80% of net assets.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	89.18%
Utilities	5.14%
Communications	4.17%
Investment Companies	0.67%
Other Assets and Liabilities	0.84%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

June 30, 2020

COMMON STOCKS — 99.52%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.41%			Electrical Components & Equipment — 0.68%
Omnicom Group Inc	329	$17,963	Acuity Brands Inc	316	$30,254

Aerospace & Defense — 0.62%			Environmental Control — 0.70%
Spirit AeroSystems Holdings Inc, Class A	1,150	27,531	Stericycle Inc (a)	558	31,237

Agriculture — 0.41%			Food — 0.80%
Bunge Ltd	438	18,015	Kraft Heinz Co/The	1,111	35,430

Airlines — 2.87%			Food Service — 0.46%
Alaska Air Group Inc	966	35,027	Aramark	902	20,358
American Airlines Group Inc	2,218	28,989
JetBlue Airways Corp (a)	3,084	33,616	Gas — 0.48%
United Airlines Holdings Inc (a)	857	29,661	UGI Corp	675	21,465
		$127,293	Hand/Machine Tools — 1.09%
			Colfax Corp (a)	910	25,389
Apparel — 2.97%			Snap-on Inc	167	23,131
Hanesbrands Inc	3,494	39,447
PVH Corp	730	35,077			$48,520
Tapestry Inc	2,123	28,193	Healthcare — Products — 0.70%
Under Armour Inc, Class A (a)	2,986	29,084	DENTSPLY SIRONA Inc	708	31,194

		$131,801	Home Builders — 1.74%
Auto Manufacturers — 0.78%			Thor Industries Inc	433	46,128
Ford Motor Co	5,711	34,723	Toll Brothers Inc	956	31,156

Auto Parts & Equipment — 0.90%					$77,284
BorgWarner Inc	1,129	39,854	Home Furnishings — 1.76%
Banks — 5.40%			Leggett & Platt Inc	1,031	36,240
CIT Group Inc	1,593	33,023	Whirlpool Corp	321	41,579
East West Bancorp Inc	700	25,368			$77,819
First Horizon National Corp	2,237	22,281	Household Products — 0.54%
PacWest Bancorp	1,536	30,275	Coty Inc, Class A	5,330	23,825
Signature Bank	343	36,674
Synovus Financial Corp	1,026	21,064	Housewares — 0.73%
TCF Financial Corp	794	23,359	Newell Brands Inc	2,036	32,332
Webster Financial Corp	786	22,487
			Insurance — 2.48%
Wells Fargo & Co	959	24,550
			American International Group Inc	1,134	35,358
		$239,081	Axis Capital Holdings Ltd	465	18,860
Beverages — 0.55%			Lincoln National Corp	684	25,164
Molson Coors Beverage Co, Class B	705	24,224	Unum Group	1,833	30,410

Biotechnology — 1.03%					$109,792
Alexion Pharmaceuticals Inc (a)	201	22,560	Internet — 0.91%
United Therapeutics Corp (a)	190	22,990	Expedia Group Inc	489	40,196

		$45,550	Leisure Time — 4.25%
Chemicals — 3.02%			Carnival Corp (b)	2,082	34,186
Axalta Coating Systems Ltd (a)	1,593	35,922	Harley-Davidson Inc	1,458	34,657
Eastman Chemical Co	387	26,951	Norwegian Cruise Line Holdings Ltd (a)	2,509	41,223
Mosaic Co/The	2,543	31,813	Polaris Inc	380	35,169
W R Grace & Co	772	39,225	Royal Caribbean Cruises Ltd	855	43,006
		$133,911			$188,241
Commercial Services — 1.79%			Lodging — 0.58%
H&R Block Inc	1,280	18,278	MGM Resorts International	1,527	25,654
ManpowerGroup Inc	341	23,444	Machinery — Diversified — 2.34%
Sabre Corp	4,652	37,495	Flowserve Corp	1,151	32,826
		$79,217	Middleby Corp/The (a)	484	38,207
Computers — 1.12%			Westinghouse Air Brake Technologies Corp	570	32,815
DXC Technology Co	1,380	22,770			$103,848
NCR Corp (a)	1,554	26,915
			Media — 3.08%
		$49,685	Discovery Inc, Class A (a),(b)	929	19,602
Distribution/Wholesale — 0.52%			DISH Network Corp, Class A (a)	1,376	47,486
LKQ Corp (a)	878	23,004	News Corp, Class A	2,008	23,815
			ViacomCBS Inc, Class B	1,963	45,777
Diversified Financial Services — 5.52%
Affiliated Managers Group Inc	458	34,149			$136,680
Alliance Data Systems Corp	817	36,863	Miscellaneous Manufacture — 1.03%
Capital One Financial Corp	357	22,345	General Electric Co	3,408	23,277
Discover Financial Services	505	25,295	Textron Inc	675	22,214
Franklin Resources Inc	1,643	34,454			$45,491
Invesco Ltd	2,978	32,043
Lazard Ltd, Class A	764	21,873	Oil & Gas — 17.70%
Synchrony Financial	1,704	37,761	Apache Corp	6,561	88,574
			Cimarex Energy Co	1,633	44,891
		$244,783	Concho Resources Inc	641	33,012

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas (continued)			Telecommunications (continued)
Continental Resources Inc	3,594	$63,003	ViaSat Inc (a)	765	$29,353
Devon Energy Corp	3,976	45,088			$58,520
Diamondback Energy Inc	1,049	43,869
EOG Resources Inc	765	38,755	Textiles — 0.82%
			Mohawk Industries Inc (a)	356	36,227
Exxon Mobil Corp	724	32,377
Helmerich & Payne Inc	1,757	34,279	Toys, Games & Hobbies — 0.67%
Marathon Oil Corp	8,352	51,114	Mattel Inc (a)	3,069	29,677
Noble Energy Inc	4,552	40,786
Occidental Petroleum Corp	2,374	43,444	Transportation — 0.98%
Ovintiv Inc	10,170	97,123	FedEx Corp	150	21,033
			Kirby Corp (a)	414	22,174
Parsley Energy Inc, Class A	4,797	51,232
Pioneer Natural Resources Co	393	38,396			$43,207
WPX Energy Inc (a)	5,994	38,242
		$784,185	TOTAL COMMON STOCKS		$4,410,209
Oil & Gas Services — 3.70%			INVESTMENT COMPANIES — 2.48%	Shares Held	Value
Baker Hughes Co	2,618	40,291	Money Market Funds — 2.48%
Halliburton Co	4,015	52,115	Principal Government Money Market Fund —
National Oilwell Varco Inc	2,797	34,263	Institutional Class 0.00% (a),(c),(d),(e)	93,298	$93,298
Schlumberger Ltd	2,039	37,497	State Street Institutional U.S. Government Money
			Market Fund — Institutional Class 0.12% (e)	16,503	16,503
		$164,166

Packaging & Containers — 0.82%			TOTAL INVESTMENT COMPANIES		$109,801
Sealed Air Corp	1,112	36,529
			Total Investments		$4,520,010
Pharmaceuticals — 3.17%			Other Assets and Liabilities — (2.00)%		$(88,672)
Cardinal Health Inc	574	29,957
			TOTAL NET ASSETS — 100.00%		$4,431,338
CVS Health Corp	457	29,691
Jazz Pharmaceuticals PLC (a)	182	20,082
			(a) Non-income producing security.
Mylan NV (a)	1,850	29,748
			(b) Security or a portion of the security was on loan at the end of the period.
Perrigo Co PLC	564	31,172
			(c) Security or a portion of the security was pledged as collateral for securities
		$140,650
			lending. At the end of the period, the value of these securities totaled
Pipelines — 1.20%
Targa Resources Corp	2,644	53,065	$93,298 or 2.11% of net assets.
			(d) Affiliated Security. Security is either an affiliate (and registered under the
Real Estate — 0.64%			Investment Company Act of 1940) or an affiliate as defined by the
Howard Hughes Corp/The (a)	544	28,261
			Investment Company Act of 1940 (controls 5.00% or more of the
REITs — 7.79%			outstanding voting shares of the security). Please see affiliated sub-schedule
American Campus Communities Inc	648	22,654	for transactional information.
Boston Properties Inc	196	17,715	(e) Current yield shown is as of period end.
Brixmor Property Group Inc	2,887	37,011
EPR Properties	744	24,649
Federal Realty Investment Trust	363	30,931	Portfolio Summary (unaudited)
Kimco Realty Corp	2,854	36,645	Sector		Percent
Regency Centers Corp	716	32,857
			Consumer, Cyclical		25.06%
Simon Property Group Inc	493	33,711
			Financial		22.72%
SL Green Realty Corp	638	31,447
			Energy		22.60%
Ventas Inc	672	24,609
			Consumer, Non-cyclical		8.98%
Vornado Realty Trust	759	29,001
			Industrial		8.28%
Weyerhaeuser Co	1,062	23,853
			Communications		5.73%
		$345,083	Basic Materials		3.02%
Retail — 6.01%			Technology		2.66%
Advance Auto Parts Inc	194	27,635	Investment Companies		2.48%
Foot Locker Inc	1,248	36,392	Utilities		0.47%
Gap Inc/The	3,905	49,281	Other Assets and Liabilities		(2.00)%
Kohl’s Corp	1,235	25,651	TOTAL NET ASSETS		100.00%
L Brands Inc	2,378	35,599
Macy’s Inc (b)	5,599	38,521
Nordstrom Inc (b)	1,792	27,758
Walgreens Boots Alliance Inc	602	25,519
		$266,356
Savings & Loans — 0.90%
New York Community Bancorp Inc	1,919	19,574
Sterling Bancorp	1,724	20,205
		$39,779
Software — 1.54%
CDK Global Inc	837	34,668
DocuSign Inc (a)	195	33,581
		$68,249
Telecommunications — 1.32%
CenturyLink Inc	2,908	29,167

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
June 30, 2020

	June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$1,463,796	$1,370,498	$93,298
	$—	$1,463,796	$1,370,498	$93,298

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%	$—	$—	$—	$—
	$—	$—	$—	$—
(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Ultra-Short Active Income ETF

June 30, 2020

		Principal			Principal
BONDS — 98.58%		Amount	Value	BONDS (continued)	Amount	Value
Aerospace & Defense — 1.84%				Chemicals — 2.02%
General Dynamics Corp				DuPont de Nemours Inc
(3-month USD LIBOR + 0.38%),				3.77%, 11/15/2020	$250,000	$252,850
0.83%, 05/11/2021 (a)		$230,000	$230,545
				Diversified Financial Services — 4.13%
Asset-Backed Securities — 15.64%				American Express Co
AmeriCredit Automobile Receivables Trust 2019-3				(3-month USD LIBOR + 0.53%),
2.17%, 01/18/2023		219,105	220,714	0.91%, 05/17/2021 (a)	266,000	266,677
CCG Receivables Trust 2018-1 A2				USAA Capital Corp
2.50%, 06/16/2025 (b)		77,129	77,523	2.45%, 08/01/2020 (b)	250,000	250,416
CPS Auto Receivables Trust 2019-A						$517,093
3.18%, 06/15/2022 (b)		60,944	61,154
CPS Auto Receivables Trust 2020-A				Electric — 11.18%
2.09%, 05/15/2023 (b)		75,419	76,046	Alabama Power Co
				3.38%, 10/01/2020 (d)	250,000	251,835
Ford Credit Auto Owner Trust 2015-2
2.44%, 01/15/2027 (b)		150,000	150,100	Dominion Energy Inc
Navient Private Education Loan Trust 2018-BA				2.58%, 07/01/2020	350,000	350,000
1.69%, 12/15/2059 (b),(c)		250,000	250,933	LG&E & KU Energy LLC
SMB Private Education Loan Trust 2015-B				3.75%, 11/15/2020	420,000	421,585
1.39%, 07/15/2027 (b),(c)		163,484	163,251	NextEra Energy Capital Holdings Inc
Verizon Owner Trust 2018-A A1A				(3-month USD LIBOR + 0.48%),
3.23%, 04/20/2023		256,000	261,637	1.04%, 05/04/2021 (a)	374,000	374,893
Volvo Financial Equipment Master Owner Trust						$1,398,313
2018	-A
0.71%, 07/17/2023 (b),(c)		325,000	323,083	Food — 2.03%
Westlake Automobile Receivables Trust 2018-1A C				Tyson Foods Inc
2.92%, 05/15/2023 (b)		121,010	121,366	2.25%, 08/23/2021	250,000	253,896
Westlake Automobile Receivables Trust 2020-2A				Insurance — 7.99%
0.93%, 02/15/2024 (b)		250,000	250,097	MassMutual Global Funding II
				1.95%, 09/22/2020 (b)	250,000	250,900
			$1,955,904
				2.00%, 04/15/2021 (b)	200,000	202,665
Banks — 31.84%				Metropolitan Life Global Funding I
Bank of America Corp				0.90%, 06/08/2023 (b)	250,000	251,410
2.63%, 10/19/2020		205,000	206,394	New York Life Global Funding
5.63%, 07/01/2020		250,000	250,000	1.70%, 09/14/2021 (b)	290,000	294,421
Citibank NA
(3-month USD LIBOR + 0.57%),						$999,396
1.61%, 07/23/2021 (a)		250,000	251,166	Machinery — Construction & Mining — 2.40%
Citigroup Inc				Caterpillar Financial Services Corp
2.70%, 03/30/2021		200,000	203,256	(3-month USD LIBOR + 0.30%),
Credit Suisse Group Funding Guernsey Ltd				0.62%, 03/08/2021 (a)	300,000	300,151
3.13%, 12/10/2020		250,000	252,864
Fifth Third Bank				Oil & Gas — 3.64%
(3-month USD LIBOR + 0.25%),				BP Capital Markets America Inc
1.01%, 10/30/2020 (a)		200,000	200,115	4.74%, 03/11/2021	200,000	206,068
Goldman Sachs Group Inc/The				Phillips 66
(3-month USD LIBOR + 1.20%),				(3-month USD LIBOR + 0.60%),
1.51%, 09/15/2020 (a)		250,000	250,320	0.96%, 02/26/2021 (a)	250,000	249,626
HSBC Holdings PLC						$455,694
(3-month USD LIBOR + 1.66%),
2.02%, 05/25/2021 (a)		250,000	252,787	Pharmaceuticals — 2.04%
ING Bank NV				CVS Health Corp
(3-month USD LIBOR + 0.88%),				3.35%, 03/09/2021	250,000	254,960
1.27%, 08/15/2021 (a),(b)		200,000	201,382	Retail — 3.21%
JPMorgan Chase & Co				McDonald’s Corp
2.30%, 08/15/2021		300,000	300,627	(3-month USD LIBOR + 0.43%),
KeyCorp				1.32%, 10/28/2021 (a)	400,000	400,891
5.10%, 03/24/2021		245,000	253,170
Morgan Stanley				Software — 2.03%
0.76%, 01/20/2023 (c)		200,000	199,323	Oracle Corp
5.50%, 07/24/2020		200,000	200,612	1.90%, 09/15/2021	250,000	254,272
PNC Financial Services Group Inc/The				Telecommunications — 4.57%
4.38%, 08/11/2020		309,000	310,381	AT&T Inc
Truist Bank				(3-month USD LIBOR + 0.75%),
(3-month USD LIBOR + 0.50%),				1.10%, 06/01/2021 (a)	286,000	287,448
1.49%, 10/26/2021 (a)		200,000	200,339	Sprint Spectrum Co LLC / Sprint Spectrum Co II
Wells Fargo & Co				LLC / Sprint Spectrum Co III LLC
(3-month USD LIBOR + 0.88%),				3.36%, 03/20/2023 (b)	281,250	284,676
1.98%, 07/22/2020 (a)		200,000	200,088
2.60%, 07/22/2020		250,000	250,305			$572,124
			$3,983,129
Beverages — 2.06%
Keurig Dr Pepper Inc
3.55%, 05/25/2021		250,000	256,948

See accompanying notes.

     Schedule of Investments Principal Ultra-Short Active Income ETF

June 30, 2020

	Principal		(c) Certain variable rate securities are not based on a published reference rate
BONDS (continued)	Amount	Value	and spread but are determined by the issuer or agent and are based on
Transportation — 1.96%			current market conditions. These securities do not indicate a reference rate
Penske Truck Leasing Co LP / PTL Finance			and spread in their description. Rate shown is the rate in effect as of period
Corp
			end.
3.65%, 07/29/2021 (b)	$240,000	$245,647
			(d) Security or a portion of the security was on loan at the end of the period.
			(e) Non-Income producing security.
TOTAL BONDS		$12,331,813
			(f) Security or a portion of the security was pledged as collateral for securities
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS — 0.82%	Amount	Value	lending. At the end of the period, the value of these securities totaled
			$11,413 or 0.09% of net assets.
Sovereign — 0.82%
			(g) Affiliated Security. Security is either an affiliate (and registered under the
U.S. Treasury Note
2.75%, 09/15/2021	$100,000	$103,102	Investment Company Act of 1940) or an affiliate as defined by the
			Investment Company Act of 1940 (controls 5.00% or more of the
TOTAL U.S. GOVERNMENT &			outstanding voting shares of the security). Please see affiliated sub-
GOVERNMENT AGENCY OBLIGATIONS		$103,102	schedule for transactional information.
INVESTMENT COMPANIES — 2.16%	Shares Held	Value	(h) Current yield shown is as of period end.

Money Market Funds — 2.16%			Portfolio Summary (unaudited)
Principal Government Money Market Fund —
Institutional Class 0.00% (e),(f),(g),(h)	11,413	$11,413	Sector			Percent
State Street Institutional U.S. Government			Financial			43.96%
Money Market Fund — Institutional			Asset-Backed Securities			15.64%
Class 0.12% (h)	258,080	258,080	Utilities			11.18%
			Industrial			6.21%
TOTAL INVESTMENT COMPANIES		$269,493	Consumer, Non-cyclical			6.12%
Total Investments		$12,704,408	Communications			4.57%
Other Assets and Liabilities — (1.56)%		$(194,930)	Energy			3.64%
			Consumer, Cyclical			3.21%
TOTAL NET ASSETS — 100.00%		$12,509,478	Investment Companies			2.16%
(a) Rate shown is as of period end. The rate may be a variable or floating rate			Technology			2.03%
			Basic Materials			2.02%
or a fixed rate which may convert to a variable or floating rate in the			Government			0.82%
future.			Other Assets and Liabilities			(1.56)%
(b) Security exempt from registration under Rule 144A of the Securities Act
			TOTAL NET ASSETS			100.00%
of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,455,070 or 27.62% of net assets.

			June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%			$—	$1,274,579	$1,263,166	$11,413
			$—	$1,274,579	$1,263,166	$11,413

					Realized Gain
				Realized	from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%			$—	$—	$—	$—
			$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal U.S. Large-Cap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS — 99.62%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.41%			Distribution/Wholesale — 0.58%
Omnicom Group Inc	475	$25,935	Fastenal Co	454	$19,450
			WW Grainger Inc	57	17,907
Aerospace & Defense — 0.49%
General Dynamics Corp	106	15,843			$37,357
Lockheed Martin Corp	42	15,326	Diversified Financial Services — 4.19%
		$31,169	Capital One Financial Corp	334	20,905
Agriculture — 0.92%			Charles Schwab Corp/The	502	16,938
Altria Group Inc	519	20,371	Discover Financial Services	474	23,743
Philip Morris International Inc	546	38,253	Mastercard Inc, Class A	226	66,828
			Synchrony Financial	1,050	23,268
		$58,624	T Rowe Price Group Inc	174	21,489
Airlines — 0.79%			Visa Inc, Class A	490	94,653
Delta Air Lines Inc	915	25,666			$267,824
Southwest Airlines Co	732	25,020
			Electric — 1.45%
		$50,686	Alliant Energy Corp	267	12,773
Apparel — 0.41%			DTE Energy Co	135	14,513
NIKE Inc, Class B	265	25,983	Duke Energy Corp	159	12,703
			Edison International	236	12,817
Auto Manufacturers — 0.56%			Evergy Inc	235	13,933
Cummins Inc	105	18,192
PACCAR Inc	233	17,440	Sempra Energy	114	13,364
			Southern Co/The	239	12,392
		$35,632
					$92,495
Banks — 5.54%
Bank of America Corp	1,976	46,930	Electrical Components & Equipment — 0.56%
Bank of New York Mellon Corp/The	501	19,364	AMETEK Inc	198	17,695
Citizens Financial Group Inc	899	22,691	Emerson Electric Co	295	18,299
Fifth Third Bancorp	1,139	21,960			$35,994
Goldman Sachs Group Inc/The	111	21,936	Electronics — 1.04%
Huntington Bancshares Inc	2,060	18,612	Amphenol Corp, Class A	193	18,491
JPMorgan Chase & Co	780	73,367	Honeywell International Inc	107	15,471
KeyCorp	1,631	19,865	TE Connectivity Ltd	224	18,267
M&T Bank Corp	163	16,947	Waters Corp (a)	79	14,252
PNC Financial Services Group Inc/The	176	18,517
Regions Financial Corp	1,886	20,972			$66,481
State Street Corp	316	20,082	Food — 1.86%
US Bancorp	490	18,042	General Mills Inc	382	23,550
Wells Fargo & Co	590	15,104	Hershey Co/The	151	19,573
		$354,389	Kraft Heinz Co/The	812	25,895
Beverages — 1.76%			Kroger Co/The	867	29,348
Coca-Cola Co/The	983	43,920	Mondelez International Inc, Class A	401	20,503
Monster Beverage Corp (a)	356	24,678			$118,869
PepsiCo Inc	333	44,043	Forest Products & Paper — 0.19%
		$112,641	International Paper Co	341	12,007

Biotechnology — 1.25%			Healthcare — Products — 1.85%
Alexion Pharmaceuticals Inc (a)	51	5,724
			Abbott Laboratories	419	38,309
Amgen Inc	138	32,549	Cooper Cos Inc/The	179	50,772
Biogen Inc (a)	40	10,702
			Medtronic PLC	322	29,527
Illumina Inc (a)	31	11,481
Incyte Corp (a)	59	6,134			$118,608
Regeneron Pharmaceuticals Inc (a)	21	13,097	Healthcare — Services — 3.08%
		$79,687	Humana Inc	157	60,877
			Quest Diagnostics Inc	615	70,085
Chemicals — 0.71%			UnitedHealth Group Inc	225	66,364
LyondellBasell Industries NV, Class A	214	14,064
PPG Industries Inc	126	13,364			$197,326
Sherwin-Williams Co/The	31	17,913	Home Builders — 1.02%
		$45,341	DR Horton Inc	591	32,771
			Lennar Corp, Class A	525	32,350
Commercial Services — 1.95%
Cintas Corp	83	22,108			$65,121
FleetCor Technologies Inc (a)	75	18,865
			Household Products — 1.52%
Gartner Inc (a)	693	84,081
			Colgate-Palmolive Co	302	22,125
		$125,054	Procter & Gamble Co/The	627	74,970
Computers — 11.65%					$97,095
Apple Inc	1,038	378,662	Household Products/Wares — 0.78%
Cognizant Technology Solutions Corp, Class A	1,484	84,321	Church & Dwight Co Inc	312	24,117
Hewlett Packard Enterprise Co	7,109	69,171	Clorox Co/The	118	25,886
HP Inc	3,988	69,511
International Business Machines Corp	622	75,119			$50,003
Seagate Technology PLC	1,415	68,500	Insurance — 3.65%
		$745,284	Allstate Corp/The	184	17,846
			Arch Capital Group Ltd (a)	593	16,990

See accompanying notes.

Schedule of Investments

Principal U.S. Large-Cap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)			Semiconductors — 6.16%
Berkshire Hathaway Inc, Class B (a)	575	$102,643	Intel Corp	1,281	$76,642
Fidelity National Financial Inc	679	20,818	Maxim Integrated Products Inc	1,419	86,006
Hartford Financial Services Group Inc/The	480	18,504	NVIDIA Corp	104	39,511
Markel Corp (a)	18	16,617	QUALCOMM Inc	1,020	93,034
MetLife Inc	552	20,159	Skyworks Solutions Inc	772	98,708
Prudential Financial Inc	323	19,671			$393,901
		$233,248	Software — 8.38%
Internet — 14.55%			Adobe Inc (a)	114	49,625
Alphabet Inc, Class A (a)	173	245,322	Akamai Technologies Inc (a)	46	4,926
Amazon.com Inc (a)	101	278,641	ANSYS Inc (a)	23	6,710
Booking Holdings Inc (a)	20	31,847	Cerner Corp	81	5,552
CDW Corp	739	85,857	Citrix Systems Inc	32	4,733
eBay Inc	883	46,313	Microsoft Corp	1,918	390,332
Expedia Group Inc	464	38,141	Oracle Corp	536	29,625
Facebook Inc, Class A (a)	683	155,089	Paychex Inc	225	17,044
Netflix Inc (a)	101	45,959	salesforce.com Inc (a)	129	24,166
NortonLifeLock Inc	164	3,252	SS&C Technologies Holdings Inc	64	3,615
		$930,421			$536,328
Lodging — 0.58%			Telecommunications — 2.56%
MGM Resorts International	2,213	37,178	Arista Networks Inc (a)	17	3,570
			AT&T Inc	1,825	55,170
Media — 3.09%
			Cisco Systems Inc	1,014	47,293
Comcast Corp, Class A	1,472	57,379
Discovery Inc, Class A (a),(b)	1,343	28,337	Verizon Communications Inc	1,053	58,052
Fox Corp, Class A	1,105	29,636			$164,085
ViacomCBS Inc, Class B	1,894	44,168	Transportation — 0.53%
Walt Disney Co/The	345	38,471	CSX Corp	245	17,086
		$197,991	Union Pacific Corp	99	16,738
Miscellaneous Manufacture — 0.83%					$33,824
3M Co	103	16,067
Illinois Tool Works Inc	100	17,485	TOTAL COMMON STOCKS		$6,372,302
Parker-Hannifin Corp	108	19,793	INVESTMENT COMPANIES — 0.60%	Shares Held	Value
		$53,345	Money Market Funds — 0.60%
Oil & Gas — 2.19%			Principal Government Money Market Fund —
			Institutional Class 0.00% (a),(c),(d),(e)	21,902	$21,902
Chevron Corp	328	29,267
ConocoPhillips	465	19,539	State Street Institutional U.S. Government Money
EOG Resources Inc	399	20,213	Market Fund — Institutional Class 0.12% (e)	16,772	16,772
Exxon Mobil Corp	1,080	48,298
Marathon Petroleum Corp	607	22,690	TOTAL INVESTMENT COMPANIES		$38,674
		$140,007	Total Investments		$6,410,976
			Other Assets and Liabilities — (0.22)%		$(14,264)
Pharmaceuticals — 7.76%
AbbVie Inc	650	63,817	TOTAL NET ASSETS — 100.00%		$6,396,712
Bristol-Myers Squibb Co	772	45,394
			(a) Non-income producing security.
Cardinal Health Inc	1,034	53,964
Cigna Corp (a)	279	52,354	(b) Security or a portion of the security was on loan at the end of the period.
CVS Health Corp	440	28,587	(c) Security or a portion of the security was pledged as collateral for securities
Eli Lilly & Co	212	34,806	lending. At the end of the period, the value of these securities totaled
Johnson & Johnson	747	105,051	$21,902 or 0.34% of net assets.
Merck & Co Inc	751	58,075	(d) Affiliated Security. Security is either an affiliate (and registered under the
Pfizer Inc	1,666	54,478
			Investment Company Act of 1940) or an affiliate as defined by the
		$496,526	Investment Company Act of 1940 (controls 5.00% or more of the
Pipelines — 0.57%			outstanding voting shares of the security). Please see affiliated sub-schedule
Cheniere Energy Inc (a)	428	20,681
			for transactional information.
Kinder Morgan Inc	1,032	15,655
			(e) Current yield shown is as of period end.
		$36,336
REITs — 0.33%
Simon Property Group Inc	307	20,993

Retail — 3.88%
Costco Wholesale Corp	112	33,960
Home Depot Inc/The	271	67,888
McDonald’s Corp	125	23,059
O’Reilly Automotive Inc (a)	88	37,107
Ulta Beauty Inc (a)	151	30,716
Walgreens Boots Alliance Inc	570	24,162
Walmart Inc	264	31,622
		$248,514

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Multi-Factor Core Index ETF
June 30, 2020

Portfolio Summary (unaudited)
Sector	Percent
Technology	26.19%
Consumer, Non-cyclical	22.74%
Communications	20.61%
Financial	13.70%
Consumer, Cyclical	7.82%
Industrial	3.45%
Energy	2.76%
Utilities	1.45%
Basic Materials	0.90%
Investment Companies	0.60%
Other Assets and Liabilities	(0.22)%
TOTAL NET ASSETS	100.00%

		June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities		Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%		$—	$153,770	$131,868	$21,902
		$—	$153,770	$131,868	$21,902

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
		Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%		$—	$—	$—	$—
		$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal U.S. Mega-Cap Multi-Factor Index ETF

June 30, 2020

COMMON STOCKS — 99.69%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Banks — 3.61%			Software (continued)
Bank of America Corp	837,676	$19,894,805	salesforce.com Inc (a)	213,407	$39,977,533
JPMorgan Chase & Co	197,297	18,557,756			$205,317,208
Wells Fargo & Co	619,787	15,866,547
			Telecommunications — 7.52%
		$54,319,108	AT&T Inc	1,055,970	31,921,973
Beverages — 5.19%			Cisco Systems Inc	782,063	36,475,419
Coca-Cola Co/The	987,635	44,127,532	Verizon Communications Inc	813,317	44,838,166
PepsiCo Inc	256,333	33,902,602			$113,235,558
		$78,030,134
			TOTAL COMMON STOCKS		$1,500,426,652
Biotechnology — 2.38%
Amgen Inc	151,633	35,764,159	INVESTMENT COMPANIES — 0.24%	Shares Held	Value

Computers — 2.93%			Money Market Fund — 0.24%
Apple Inc	120,894	44,102,131	State Street Institutional U.S. Government
			Money Market Fund — Institutional
Diversified Financial Services — 4.95%			Class 0.12% (b)	3,583,990	$3,583,990
Mastercard Inc, Class A	127,206	37,614,814
Visa Inc, Class A	190,716	36,840,610	TOTAL INVESTMENT COMPANIES		$3,583,990
		$74,455,424	Total Investments		$1,504,010,642
Electric — 2.04%			Other Assets and Liabilities — 0.07%		$1,035,241
NextEra Energy Inc	127,846	30,704,774	TOTAL NET ASSETS — 100.00%		$1,505,045,883

Healthcare — Products — 7.05%			(a) Non-income producing security.
Abbott Laboratories	389,399	35,602,750	(b) Current yield shown is as of period end.
Medtronic PLC	341,384	31,304,913
Thermo Fisher Scientific Inc	108,332	39,253,017
			Portfolio Summary (unaudited)
		$106,160,680
			Sector		Percent
Healthcare — Services — 1.40%
UnitedHealth Group Inc	71,128	20,979,204	Consumer, Non-cyclical		29.59%
			Communications		24.06%
Household Products — 2.22%			Technology		19.58%
Procter & Gamble Co/The	279,819	33,457,958	Financial		10.55%
Insurance — 2.00%			Consumer, Cyclical		10.01%
Berkshire Hathaway Inc, Class B (a)	168,409	30,062,691	Energy		3.86%
			Utilities		2.04%
Internet — 11.86%			Investment Companies		0.24%
Alphabet Inc, Class A (a)	26,445	37,500,332	Other Assets and Liabilities		0.07%
Amazon.com Inc (a)	22,466	61,979,650
			TOTAL NET ASSETS		100.00%
Facebook Inc, Class A (a)	184,210	41,828,565
Netflix Inc (a)	81,853	37,246,389
		$178,554,936
Media — 4.67%
Comcast Corp, Class A	893,913	34,844,729
Walt Disney Co/The	318,145	35,476,349
		$70,321,078
Oil & Gas — 3.86%
Chevron Corp	245,413	21,898,202
Exxon Mobil Corp	809,566	36,203,791
		$58,101,993
Pharmaceuticals — 11.36%
Eli Lilly & Co	221,708	36,400,019
Johnson & Johnson	333,212	46,859,604
Merck & Co Inc	568,123	43,932,952
Pfizer Inc	1,339,220	43,792,494
		$170,985,069
Retail — 10.01%
Costco Wholesale Corp	153,288	46,478,454
Home Depot Inc/The	95,221	23,853,813
McDonald’s Corp	185,800	34,274,526
Walmart Inc	384,714	46,081,043
		$150,687,836
Semiconductors — 3.00%
Intel Corp	327,826	19,613,829
NVIDIA Corp	67,313	25,572,882
		$45,186,711
Software — 13.64%
Adobe Inc (a)	96,650	42,072,712
Microsoft Corp	432,742	88,067,324
Oracle Corp	636,867	35,199,639

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2020

COMMON STOCKS — 99.68%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.01%			Banks (continued)
National CineMedia Inc	11,280	$33,502	MidWestOne Financial Group Inc	3,373	$67,460
Agriculture — 0.24%			NBT Bancorp Inc	13,344	410,461
			Nicolet Bankshares Inc (a)	3,373	184,840
Phibro Animal Health Corp, Class A	7,232	189,985
Vector Group Ltd	58,184	585,331	Old Second Bancorp Inc	12,481	97,102
			Origin Bancorp Inc	5,721	125,862
		$775,316	Peapack-Gladstone Financial Corp	6,152	115,227
Airlines — 0.74%			Peoples Bancorp Inc	6,590	140,235
Allegiant Travel Co	5,423	592,246	Preferred Bank	9,937	425,800
Hawaiian Holdings Inc	32,448	455,570	Renasant Corp	23,976	597,002
Spirit Airlines Inc (a)	78,599	1,399,062	S&T Bancorp Inc	16,294	382,094
		$2,446,878	Sandy Spring Bancorp Inc	20,906	518,051
			ServisFirst Bancshares Inc	17,946	641,749
Apparel — 0.91%			Simmons First National Corp, Class A	57,531	984,355
Kontoor Brands Inc (a)	36,779	655,034
			South State Corp	26,946	1,284,246
Levi Strauss & Co, Class A	44,897	601,620	Stock Yards Bancorp Inc	4,503	181,021
Oxford Industries Inc	6,554	288,442	TriCo Bancshares	8,355	254,410
Steven Madden Ltd	25,867	638,656	United Community Banks Inc	38,269	769,972
Wolverine World Wide Inc	33,699	802,373	Univest Financial Corp	12,347	199,281
		$2,986,125	Veritex Holdings Inc	46,319	819,846
Auto Manufacturers — 0.23%			Washington Trust Bancorp Inc	4,111	134,635
Wabash National Corp	71,689	761,337	WesBanco Inc	24,973	507,202
			Wintrust Financial Corp	41,588	1,814,069
Auto Parts & Equipment — 1.22%
Dana Inc	52,659	641,913			$39,053,418
Douglas Dynamics Inc	9,347	328,267	Biotechnology — 2.73%
Gentherm Inc (a)	7,804	303,576	ADMA Biologics Inc (a),(b)	65,955	193,248
Goodyear Tire & Rubber Co/The	240,541	2,151,639	Agenus Inc (a)	111,570	438,470
Methode Electronics Inc	13,339	416,977	ANI Pharmaceuticals Inc (a)	3,972	128,455
Standard Motor Products Inc	4,206	173,287	Ardelyx Inc (a)	42,261	292,446
			Clearside Biomedical Inc (a),(b)	35,648	67,018
		$4,015,659
			EyePoint Pharmaceuticals Inc (a)	33,649	25,472
Banks — 11.90%			ImmunoGen Inc (a)	119,280	548,688
1st Source Corp	5,264	187,293	Innoviva Inc (a)	45,022	629,408
Amalgamated Bank, Class A	9,119	115,264	Intercept Pharmaceuticals Inc (a)	28,572	1,368,885
Ameris Bancorp	40,401	953,060	Lexicon Pharmaceuticals Inc (a)	69,138	137,930
Associated Banc-Corp	140,370	1,920,262	Ligand Pharmaceuticals Inc (a)	24,649	2,756,991
Atlantic Capital Bancshares Inc (a)	6,311	76,742
			Myriad Genetics Inc (a)	57,632	653,547
Atlantic Union Bankshares Corp	39,714	919,776	NGM Biopharmaceuticals Inc (a)	18,685	368,842
BancorpSouth Bank	48,522	1,103,390	Prothena Corp PLC (a)	9,814	102,654
Bank of Hawaii Corp	25,012	1,535,987	Puma Biotechnology Inc (a)	55,728	581,243
Bank OZK	102,472	2,405,018	Radius Health Inc (a)	26,089	355,593
BankUnited Inc	74,682	1,512,311	Rigel Pharmaceuticals Inc (a)	82,531	151,032
Banner Corp	20,650	784,700	TransMedics Group Inc (a)	8,658	155,151
Cadence BanCorp	175,622	1,556,011
Cathay General Bancorp	33,049	869,189			$8,955,073
Central Pacific Financial Corp	17,216	275,972	Chemicals — 2.21%
City Holding Co	6,206	404,445	Amyris Inc (a),(b)	65,252	278,626
Civista Bancshares Inc	4,161	64,079	Cabot Corp	16,846	624,144
ConnectOne Bancorp Inc	15,859	255,647	Hawkins Inc	1,174	49,989
Customers Bancorp Inc (a)	20,320	244,246
			HB Fuller Co	27,815	1,240,549
Eagle Bancorp Inc	21,146	692,532	Ingevity Corp (a)	28,618	1,504,448
Enterprise Financial Services Corp	9,831	305,941	Innospec Inc	5,339	412,438
FB Financial Corp	13,502	334,445	Koppers Holdings Inc (a)	8,795	165,698
Financial Institutions Inc	3,262	60,706	Minerals Technologies Inc	8,420	395,151
First Bancshares Inc/The	11,545	259,763	Orion Engineered Carbons S.A.	30,052	318,251
First Financial Corp	3,636	133,950	PolyOne Corp	41,031	1,076,243
First Foundation Inc	11,957	195,377	PQ Group Holdings Inc (a)	5,193	68,755
First Hawaiian Inc	108,985	1,878,901	Sensient Technologies Corp	21,612	1,127,282
First Merchants Corp	19,871	547,843
First Midwest Bancorp Inc	78,638	1,049,817			$7,261,574
First of Long Island Corp/The	5,020	82,027	Coal — 0.44%
Great Southern Bancorp Inc	4,239	171,086	Arch Resources Inc	24,441	694,369
Great Western Bancorp Inc	35,430	487,517	Warrior Met Coal Inc	49,526	762,205
Hanmi Financial Corp	13,891	134,882
HarborOne Bancorp Inc (a)	39,156	334,392			$1,456,574
Hilltop Holdings Inc	50,929	939,640	Commercial Services — 4.33%
Home BancShares Inc	71,670	1,102,285	ABM Industries Inc	30,830	1,119,129
Hope Bancorp Inc	109,040	1,005,349	ASGN Inc (a)	27,776	1,852,104
Horizon Bancorp Inc	10,149	108,493	Barrett Business Services Inc	3,386	179,898
Independent Bank Group Inc	54,764	2,219,037	BG Staffing Inc	4,001	45,291
Kearny Financial Corp	50,983	417,041	Carriage Services Inc	3,669	66,482
Lakeland Bancorp Inc	11,717	133,925	Cass Information Systems Inc	3,834	149,641
Lakeland Financial Corp	8,522	397,040	Cimpress PLC (a)	17,979	1,372,517
Mercantile Bank Corp	4,630	104,638	Collectors Universe Inc	1,683	57,693
Midland States Bancorp Inc	7,925	118,479	CorVel Corp (a)	4,334	307,237

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Commercial Services (continued)			Electronics — 2.04%
Deluxe Corp	27,892	$656,578	Advanced Energy Industries Inc (a)	15,955	$1,081,589
EVERTEC Inc	29,539	830,046	Atkore International Group Inc (a)	19,616	536,498
Forrester Research Inc (a)	3,344	107,142	Avnet Inc	57,504	1,603,499
Hackett Group Inc/The	11,757	159,190	Badger Meter Inc	12,069	759,382
Heidrick & Struggles International Inc	7,846	169,631	Comtech Telecommunications Corp	26,059	440,137
HMS Holdings Corp (a)	54,146	1,753,789	Fluidigm Corp (a)	20,981	84,134
Kelly Services Inc, Class A	14,568	230,393	OSI Systems Inc (a)	13,802	1,030,181
Kforce Inc	10,287	300,895	SMART Global Holdings Inc (a)	13,747	373,643
Korn Ferry	30,038	923,068	Watts Water Technologies Inc, Class A	9,619	779,139
Medifast Inc (b)	13,672	1,897,263
					$6,688,202
Monro Inc	12,383	680,322
Rent-A-Center Inc	23,923	665,538	Engineering & Construction — 1.50%
Resources Connection Inc	11,413	136,614	Arcosa Inc	7,036	296,919
SP Plus Corp (a)	3,561	73,748	Comfort Systems USA Inc	13,281	541,201
TrueBlue Inc (a)	23,894	364,861	Construction Partners Inc, Class A (a)	9,373	166,464
Viad Corp	7,010	133,330	Exponent Inc	17,050	1,379,857
			Mistras Group Inc (a)	9,302	36,743
		$14,232,400	TopBuild Corp (a)	21,894	2,490,880
Computers — 1.58%					$4,912,064
Diebold Nixdorf Inc (a)	91,515	554,581
ExlService Holdings Inc (a)	11,671	739,941	Entertainment — 1.13%
Insight Enterprises Inc (a)	30,029	1,477,427	AMC Entertainment Holdings Inc, Class A (b)	79,755	342,149
MTS Systems Corp	12,183	214,299	Cinemark Holdings Inc	68,508	791,267
NetScout Systems Inc (a)	30,890	789,548	RCI Hospitality Holdings Inc	2,412	33,430
Super Micro Computer Inc (a)	17,932	509,090	SeaWorld Entertainment Inc (a)	49,688	735,879
TTEC Holdings Inc	9,434	439,247	Six Flags Entertainment Corp	89,341	1,716,241
Virtusa Corp (a)	14,081	457,210	Twin River Worldwide Holdings Inc	4,437	98,901
		$5,181,343			$3,717,867
Construction Materials — 1.62%			Food — 1.49%
American Woodmark Corp (a)	3,247	245,636	B&G Foods Inc (b)	33,976	828,335
			BellRing Brands Inc, Class A (a)	16,429	327,594
Apogee Enterprises Inc	9,866	227,313
			Hostess Brands Inc (a)	86,143	1,052,667
Boise Cascade Co	19,950	750,319
Griffon Corp	11,148	206,461	J&J Snack Foods Corp	4,303	547,040
Patrick Industries Inc	11,162	683,672	John B Sanfilippo & Son Inc	3,273	279,285
PGT Innovations Inc (a)	23,967	375,803	Sprouts Farmers Market Inc (a)	41,669	1,066,310
			TreeHouse Foods Inc (a)	17,727	776,443
Simpson Manufacturing Co Inc	20,325	1,714,617
UFP Industries Inc	22,691	1,123,431			$4,877,674
		$5,327,252	Food Service — 0.29%
Distribution/Wholesale — 1.62%			Healthcare Services Group Inc	39,082	955,946
Core-Mark Holding Co Inc	5,205	129,891	Forest Products & Paper — 0.20%
G-III Apparel Group Ltd (a)	26,811	356,318	Neenah Inc	5,678	280,834
H&E Equipment Services Inc	20,351	376,086	Schweitzer-Mauduit International Inc	11,127	371,753
KAR Auction Services Inc	72,477	997,284
ScanSource Inc (a)	7,757	186,866			$652,587
Systemax Inc	4,468	91,773	Gas — 1.16%
Triton International Ltd	23,553	712,243	Chesapeake Utilities Corp	3,469	291,396
WESCO International Inc (a)	70,165	2,463,493	National Fuel Gas Co	47,198	1,979,012
		$5,313,954	South Jersey Industries Inc	61,250	1,530,638
Diversified Financial Services — 4.51%					$3,801,046
B. Riley Financial Inc	4,197	91,327	Hand/Machine Tools — 1.22%
Brightsphere Investment Group Inc (a)	32,663	406,981	Franklin Electric Co Inc	12,548	659,021
Cohen & Steers Inc	12,537	853,143	Kennametal Inc	64,791	1,860,150
Curo Group Holdings Corp	30,669	250,566	Regal Beloit Corp	17,070	1,490,552
Diamond Hill Investment Group Inc	2,203	250,415			$4,009,723
Ellington Financial Inc	83,001	977,752
Encore Capital Group Inc (a)	23,444	801,316	Healthcare — Products — 4.46%
			Accuray Inc (a)	34,085	69,192
Evercore Inc, Class A	39,097	2,303,595
			AngioDynamics Inc (a)	17,383	176,785
Federated Hermes Inc	64,884	1,537,751
Navient Corp	188,835	1,327,510	Atrion Corp	476	303,217
Premier Financial Corp	15,943	281,713	Cantel Medical Corp	25,824	1,142,195
Regional Management Corp (a)	5,545	98,202	CONMED Corp	22,714	1,635,181
			GenMark Diagnostics Inc (a)	52,969	779,174
Tradeweb Markets Inc, Class A	42,804	2,488,624
			Inspire Medical Systems Inc (a)	21,682	1,886,768
Virtus Investment Partners Inc	6,990	812,867
Waddell & Reed Financial Inc, Class A	149,932	2,325,445	Invacare Corp	15,319	97,582
			LeMaitre Vascular Inc	7,898	208,507
		$14,807,207	Luminex Corp	21,328	693,800
Electric — 0.32%			Meridian Bioscience Inc (a)	26,059	606,914
NorthWestern Corp	19,236	1,048,747	Natus Medical Inc (a)	13,058	284,926
			OrthoPediatrics Corp (a)	9,317	407,712
Electrical Components & Equipment — 0.19%			Patterson Cos Inc	97,529	2,145,638
Belden Inc	19,051	620,110	RTI Surgical Holdings Inc (a)	26,468	84,168
			Silk Road Medical Inc (a)	18,193	762,105

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products (continued)			Leisure Time — 0.16%
SmileDirectClub Inc (a),(b)	384,666	$3,038,861	Acushnet Holdings Corp	13,001	$452,305
Utah Medical Products Inc	1,013	89,772	Lindblad Expeditions Holdings Inc (a)	11,031	85,159
Varex Imaging Corp (a)	15,424	233,674
					$537,464
		$14,646,171	Lodging — 0.02%
Healthcare — Services — 4.23%			Marcus Corp/The	5,677	75,334
Acadia Healthcare Co Inc (a)	43,458	1,091,665
Brookdale Senior Living Inc (a)	120,994	356,932	Machinery — Construction & Mining — 0.37%
Community Health Systems Inc (a)	90,770	273,218	Terex Corp	64,743	1,215,226
Ensign Group Inc/The	16,127	674,915	Machinery — Diversified — 1.23%
Fulgent Genetics Inc (a)	10,421	166,736	Albany International Corp, Class A	15,701	921,806
Magellan Health Inc (a)	9,780	713,744	Altra Industrial Motion Corp	24,669	785,954
MEDNAX Inc (a)	92,930	1,589,103	Applied Industrial Technologies Inc	12,333	769,456
Medpace Holdings Inc (a)	16,772	1,560,131	Cactus Inc, Class A	14,908	307,552
National HealthCare Corp	4,504	285,734	Ichor Holdings Ltd (a)	22,999	611,313
OPKO Health Inc (a),(b)	435,666	1,485,621	Kadant Inc	3,634	362,165
Pennant Group Inc/The (a)	7,993	180,642	Tennant Co	4,302	279,673
Personalis Inc (a)	18,793	243,745
Select Medical Holdings Corp (a)	52,875	778,849			$4,037,919
Surgery Partners Inc (a)	36,150	418,255	Media — 1.32%
Tenet Healthcare Corp (a)	121,589	2,201,977	AMC Networks Inc, Class A (a)	22,547	527,374
Tivity Health Inc (a),(b)	100,013	1,133,147	Entercom Communications Corp, Class A	23,574	32,532
Triple-S Management Corp, Class B (a)	10,079	191,703	EW Scripps Co/The Class A	9,401	82,259
US Physical Therapy Inc	6,578	532,950	iHeartMedia Inc, Class A (a),(b)	13,550	113,143
			John Wiley & Sons Inc, Class A	9,715	378,885
		$13,879,067	Meredith Corp	62,493	909,273
Home Builders — 2.56%			MSG Networks Inc, Class A (a)	30,196	300,450
Century Communities Inc (a)	15,397	472,072	Sinclair Broadcast Group Inc, Class A	58,032	1,071,271
Installed Building Products Inc (a)	15,560	1,070,217	TEGNA Inc	83,315	928,129
LCI Industries	5,613	645,383			$4,343,316
Meritage Homes Corp (a)	20,128	1,532,143
Taylor Morrison Home Corp, Class A (a)	101,974	1,967,078	Metal Fabrication & Hardware — 0.48%
TRI Pointe Group Inc (a)	77,107	1,132,702	AZZ Inc	10,379	356,207
Winnebago Industries Inc	23,645	1,575,230	Mueller Industries Inc	9,843	261,627
			Park-Ohio Holdings Corp	2,450	40,645
		$8,394,825	Valmont Industries Inc	7,990	907,824
Home Furnishings — 0.05%					$1,566,303
Ethan Allen Interiors Inc	13,781	163,029
			Mining — 0.43%
Household Products — 0.20%			Compass Minerals International Inc	18,766	914,843
Edgewell Personal Care Co (a)	20,698	644,950
			Kaiser Aluminum Corp	6,834	503,119
Household Products/Wares — 0.35%
					$1,417,962
ACCO Brands Corp	27,178	192,964
Quanex Building Products Corp	17,538	243,427	Miscellaneous Manufacture — 0.59%
Spectrum Brands Holdings Inc	15,580	715,122	EnPro Industries Inc	5,599	275,975
			Federal Signal Corp	28,256	840,051
		$1,151,513
			Hillenbrand Inc	21,837	591,127
Insurance — 2.08%			Myers Industries Inc	6,273	91,272
American National Insurance Co	5,111	368,350	Standex International Corp	2,678	154,119
CNO Financial Group Inc	103,544	1,612,180
Enstar Group Ltd (a)	2,591	395,827			$1,952,544
Hallmark Financial Services Inc (a)	9,635	33,626	Office & Business Equipment — 0.14%
Kinsale Capital Group Inc	12,660	1,964,959	Pitney Bowes Inc	171,099	444,857
Mercury General Corp	27,072	1,103,184	Office Furnishings — 0.47%
National General Holdings Corp	24,910	538,305	Herman Miller Inc	23,832	562,673
Stewart Information Services Corp	13,602	442,201	HNI Corp	6,068	185,499
Third Point Reinsurance Ltd (a)	47,389	355,891
			Interface Inc	11,698	95,222
		$6,814,523	Kimball International Inc, Class B	3,975	45,951
Internet — 1.89%			Knoll Inc	23,152	282,223
ChannelAdvisor Corp (a)	5,154	81,639	Steelcase Inc, Class A	31,268	377,092
Cogent Communications Holdings Inc	20,124	1,556,793			$1,548,660
Endurance International Group Holdings Inc (a)	47,191	190,180
			Oil & Gas — 2.92%
GlobalSCAPE Inc	8,967	87,428	Berry Corp	31,796	153,575
HealthStream Inc (a)	9,348	206,871
			Bonanza Creek Energy Inc (a)	6,292	93,247
NIC Inc	25,368	582,449	Callon Petroleum Co (a)	897,732	1,032,392
Perficient Inc (a)	22,459	803,583
			CVR Energy Inc	24,565	494,002
Revolve Group Inc (a),(b)	27,830	413,554
			Denbury Resources Inc (a),(b)	762,532	210,535
Shutterstock Inc	15,916	556,583	Kosmos Energy Ltd	342,718	568,912
TripAdvisor Inc	90,342	1,717,401	Murphy Oil Corp (b)	147,622	2,037,183
		$6,196,481	Par Pacific Holdings Inc (a)	14,439	129,807
Iron & Steel — 0.60%			Patterson-UTI Energy Inc	184,023	638,560
Carpenter Technology Corp	19,341	469,600	PBF Energy Inc, Class A	106,001	1,085,450
			PDC Energy Inc (a)	67,283	837,000
Commercial Metals Co	73,256	1,494,422
			ProPetro Holding Corp (a)	68,369	351,417
		$1,964,022	QEP Resources Inc	521,930	673,290

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas (continued)			Retail (continued)
Southwestern Energy Co (a)	500,080	$1,280,205	Cato Corp/The, Class A	5,839	$47,763
			Cheesecake Factory Inc/The (b)	47,228	1,082,466
		$9,585,575
			Chico’s FAS Inc	102,226	141,072
Oil & Gas Services — 0.60%			Children’s Place Inc/The	28,062	1,050,080
Archrock Inc	20,692	134,291	Cracker Barrel Old Country Store Inc	11,868	1,316,280
Core Laboratories NV	54,710	1,111,707	Dave & Buster’s Entertainment Inc (b)	30,121	401,513
Helix Energy Solutions Group Inc (a)	66,166	229,596	Denny’s Corp (a)	17,229	174,013
MRC Global Inc (a)	31,031	183,393
			Dick’s Sporting Goods Inc	67,038	2,765,988
RPC Inc	60,458	186,211	El Pollo Loco Holdings Inc (a)	9,983	147,349
Solaris Oilfield Infrastructure Inc, Class A	19,182	142,331	Foundation Building Materials Inc (a)	26,516	413,915
		$1,987,529	GMS Inc (a)	21,014	516,734
Packaging & Containers — 1.01%			Group 1 Automotive Inc	7,639	503,945
Greif Inc, Class A	13,381	460,440	Haverty Furniture Cos Inc	4,929	78,864
Matthews International Corp, Class A	3,944	75,330	Jack in the Box Inc	16,064	1,190,182
O-I Glass Inc	131,402	1,179,990	La-Z-Boy Inc	11,938	323,042
Silgan Holdings Inc	49,392	1,599,807	Lithia Motors Inc, Class A	6,946	1,051,138
			MSC Industrial Direct Co Inc, Class A	32,768	2,385,838
		$3,315,567	Office Depot Inc	132,392	311,121
Pharmaceuticals — 5.68%			PC Connection Inc	10,549	489,052
Akebia Therapeutics Inc (a)	46,335	629,229	Penske Automotive Group Inc	9,395	363,680
Alkermes PLC (a)	124,189	2,409,888	PetIQ Inc (a)	12,670	441,423
Amneal Pharmaceuticals Inc (a)	67,811	322,780	PriceSmart Inc	5,056	305,028
Anika Therapeutics Inc (a)	14,452	545,274	Qurate Retail Inc, Series A (a)	100,688	956,536
Arvinas Inc (a)	16,565	555,590	Ruth’s Hospitality Group Inc	17,749	144,832
BioDelivery Sciences International Inc (a)	73,233	319,296	Sally Beauty Holdings Inc (a)	60,950	763,703
BioSpecifics Technologies Corp (a)	2,780	170,358	Shoe Carnival Inc	3,788	110,875
Clovis Oncology Inc (a),(b)	228,609	1,543,111	Signet Jewelers Ltd	84,370	866,480
Coherus Biosciences Inc (a)	61,629	1,100,694	Sonic Automotive Inc, Class A	11,894	379,538
Durect Corp (a),(b)	49,484	114,803	Sportsman’s Warehouse Holdings Inc (a)	20,446	291,356
Eagle Pharmaceuticals Inc (a)	10,790	517,704	Tilly’s Inc, Class A	11,978	67,915
Endo International PLC (a)	269,799	925,411	World Fuel Services Corp	30,503	785,757
Ironwood Pharmaceuticals Inc (a)	139,069	1,435,192	Zumiez Inc (a)	14,364	393,286
Jounce Therapeutics Inc (a)	16,767	115,692
					$25,722,848
La Jolla Pharmaceutical Co (a),(b)	41,246	175,708
Lannett Co Inc (a),(b)	48,557	352,524	Savings & Loans — 1.34%
Mallinckrodt PLC (a),(b)	287,259	769,854	Berkshire Hills Bancorp Inc	26,906	296,504
Owens & Minor Inc	39,016	297,302	Meridian Bancorp Inc	19,813	229,831
Pacira BioSciences Inc (a)	52,121	2,734,789	Northfield Bancorp Inc	13,267	152,836
Premier Inc, Class A (a)	55,081	1,888,177	OceanFirst Financial Corp	24,880	438,634
Prestige Consumer Healthcare Inc (a)	34,121	1,281,585	Pacific Premier Bancorp Inc	47,571	1,031,339
USANA Health Sciences Inc (a)	5,908	433,824	Provident Financial Services Inc	25,146	363,360
			Washington Federal Inc	48,319	1,296,882
		$18,638,785	WSFS Financial Corp	21,018	603,217
Private Equity — 0.07%					$4,412,603
Victory Capital Holdings Inc, Class A	12,675	217,883
			Semiconductors — 1.39%
Real Estate — 1.27%			ACM Research Inc, Class A (a)	21,934	1,367,804
Alexander & Baldwin Inc	68,375	833,491	Alpha & Omega Semiconductor Ltd (a)	10,555	114,839
Realogy Holdings Corp	301,716	2,235,716	Diodes Inc (a)	27,113	1,374,629
RMR Group Inc/The, Class A	12,811	377,540	Power Integrations Inc	14,569	1,721,036
Safehold Inc	12,799	735,814			$4,578,308
		$4,182,561	Software — 3.68%
REITs — 3.96%			Allscripts Healthcare Solutions Inc (a)	149,115	1,009,508
Corporate Office Properties Trust	59,188	1,499,824	American Software Inc, Class A	5,410	85,262
Essential Properties Realty Trust Inc	94,567	1,403,374	Blackbaud Inc	25,078	1,431,452
Exantas Capital Corp	41,023	108,711	Computer Programs & Systems Inc	5,429	123,727
iStar Inc	51,313	632,176	Cornerstone OnDemand Inc (a)	56,246	2,168,846
KKR Real Estate Finance Trust Inc	41,376	686,014	CSG Systems International Inc	28,533	1,180,981
LTC Properties Inc	26,664	1,004,433	Ebix Inc	23,806	532,302
Macerich Co/The (b)	319,480	2,865,736	Inovalon Holdings Inc, Class A (a)	32,862	632,922
Tanger Factory Outlet Centers Inc (b)	359,462	2,562,964	MicroStrategy Inc, Class A (a)	5,120	605,645
Weingarten Realty Investors	117,958	2,232,945	NantHealth Inc (a)	15,438	70,706
			PDF Solutions Inc (a)	9,355	182,984
		$12,996,177
			Progress Software Corp	45,043	1,745,416
Retail — 7.83%			Sciplay Corp, Class A (a)	8,548	126,767
Asbury Automotive Group Inc (a)	7,231	559,173	Seachange International Inc (a)	23,666	35,736
AutoNation Inc (a)	24,616	925,069
			Simulations Plus Inc	8,460	506,077
Big Lots Inc	28,045	1,177,890	SPS Commerce Inc (a)	14,216	1,067,906
Biglari Holdings Inc, Class B (a)	445	30,696
			Xperi Holding Corp	39,998	590,370
BJ’s Restaurants Inc	13,137	275,089
Bloomin’ Brands Inc	46,487	495,551			$12,096,607
BMC Stock Holdings Inc (a)	33,191	834,422
Brinker International Inc	42,513	1,020,312
Caleres Inc	17,252	143,882

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	(a) Non-income producing security.
Telecommunications — 2.57%			(b) Security or a portion of the security was on loan at the end of the period.
Consolidated Communications Holdings Inc (a)	50,649	$342,894
			(c) Security or a portion of the security was pledged as collateral for securities
GTT Communications Inc (a),(b)	46,380	378,461
			lending. At the end of the period, the value of these securities totaled
InterDigital Inc	14,739	834,669
Loral Space & Communications Inc	11,109	216,848	$13,835,298 or 4.21% of net assets.
ORBCOMM Inc (a)	41,703	160,556	(d) Affiliated Security. Security is either an affiliate (and registered under the
Ribbon Communications Inc (a)	17,084	67,140	Investment Company Act of 1940) or an affiliate as defined by the
Shenandoah Telecommunications Co	16,165	796,773	Investment Company Act of 1940 (controls 5.00% or more of the
Switch Inc, Class A	108,985	1,942,113	outstanding voting shares of the security). Please see affiliated sub-
Telephone & Data Systems Inc	82,903	1,648,112	schedule for transactional information.
Viavi Solutions Inc (a)	160,691	2,047,203
			(e) Current yield shown is as of period end.
		$8,434,769
Textiles — 0.36%			Portfolio Summary (unaudited)
UniFirst Corp	6,595	1,180,175
			Sector			Percent
Transportation — 1.19%			Financial			25.12%
ArcBest Corp	14,964	396,695	Consumer, Non-cyclical			23.70%
Dorian LPG Ltd (a)	42,802	331,287
			Consumer, Cyclical			17.61%
Forward Air Corp	10,896	542,839	Industrial			11.43%
Ryder System Inc	68,025	2,551,618	Technology			6.79%
Universal Logistics Holdings Inc	4,015	69,781	Communications			5.79%
		$3,892,220	Investment Companies			4.51%
Water — 0.35%			Energy			3.97%
American States Water Co	14,586	1,146,897	Basic Materials			3.44%
			Utilities			1.83%
TOTAL COMMON STOCKS		$327,274,248	Other Assets and Liabilities			(4.19)%
INVESTMENT COMPANIES — 4.51%	Shares Held	Value	TOTAL NET ASSETS			100.00%
Money Market Funds — 4.51%
Principal Government Money Market Fund —
Institutional Class 0.00% (a),(c),(d),(e)	13,835,298	$13,835,298
State Street Institutional U.S. Government
Money Market Fund — Institutional Class
0.12% (e)	965,166	965,166

TOTAL INVESTMENT COMPANIES		$14,800,464
Total Investments		$342,074,712
Other Assets and Liabilities — (4.19)%		$(13,769,495)
TOTAL NET ASSETS — 100.00%		$328,305,217

			June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%			$—	$89,060,206	$75,224,908	$13,835,298
			$—	$89,060,206	$75,224,908	$13,835,298

					Realized Gain
				Realized	from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%			$—	$—	$—	$—
			$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS — 99.70%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.21%			Banks (continued)
Interpublic Group of Cos Inc/The	1,079	$18,516	Fulton Financial Corp	846	$8,908
National CineMedia Inc	102	303	Great Southern Bancorp Inc	34	1,372
		$18,819	Great Western Bancorp Inc	287	3,949
			Hanmi Financial Corp	111	1,078
Aerospace & Defense — 0.74%			HarborOne Bancorp Inc (a)	317	2,707
Howmet Aerospace Inc	2,537	40,211	Hilltop Holdings Inc	401	7,399
Spirit AeroSystems Holdings Inc, Class A	1,059	25,353	Home BancShares Inc	565	8,690
		$65,564	Hope Bancorp Inc	858	7,911
Agriculture — 0.02%			Horizon Bancorp Inc	80	855
Phibro Animal Health Corp, Class A	81	2,128	Independent Bank Corp	81	1,203
			Independent Bank Group Inc	459	18,599
Airlines — 0.73%			International Bancshares Corp	153	4,899
Alaska Air Group Inc	590	21,393	Kearny Financial Corp	413	3,378
Allegiant Travel Co	48	5,242	Lakeland Bancorp Inc	93	1,063
Hawaiian Holdings Inc	290	4,072	Mercantile Bank Corp	37	836
JetBlue Airways Corp (a)	1,979	21,571	Midland States Bancorp Inc	63	942
Spirit Airlines Inc (a)	687	12,229	MidWestOne Financial Group Inc	27	540
			Nicolet Bankshares Inc (a)	27	1,480
		$64,507
			Old Second Bancorp Inc	99	770
Apparel — 2.31%			Origin Bancorp Inc	47	1,034
Carter’s Inc	224	18,077	PacWest Bancorp	1,041	20,518
Hanesbrands Inc	3,480	39,289	Peapack-Gladstone Financial Corp	49	918
Kontoor Brands Inc (a)	311	5,539	People’s Utah Bancorp	16	360
Levi Strauss & Co, Class A	382	5,119	Pinnacle Financial Partners Inc	396	16,628
Oxford Industries Inc	55	2,421	Popular Inc	683	25,387
PVH Corp	444	21,334	Preferred Bank	81	3,471
Ralph Lauren Corp	487	35,317	Renasant Corp	193	4,806
Skechers U.S.A. Inc, Class A (a)	785	24,633	S&T Bancorp Inc	132	3,095
Steven Madden Ltd	218	5,382	Sandy Spring Bancorp Inc	168	4,163
Tapestry Inc	1,303	17,304	ServisFirst Bancshares Inc	145	5,185
Under Armour Inc, Class A (a)	2,470	24,058	Sierra Bancorp	20	378
Wolverine World Wide Inc	285	6,786	Signature Bank	381	40,737
		$205,259	Simmons First National Corp, Class A	451	7,717
Auto Manufacturers — 0.07%			South State Corp	215	10,247
Wabash National Corp	590	6,266	Stock Yards Bancorp Inc	37	1,487
			Synovus Financial Corp	1,168	23,979
Auto Parts & Equipment — 1.24%			TCF Financial Corp	624	18,358
Allison Transmission Holdings Inc	884	32,514	TriCo Bancshares	67	2,040
BorgWarner Inc	1,393	49,173	United Bankshares Inc	504	13,941
Dana Inc	448	5,461	United Community Banks Inc	310	6,237
Goodyear Tire & Rubber Co/The	2,006	17,944	Univest Financial Corp	99	1,598
Methode Electronics Inc	109	3,407	Veritex Holdings Inc	375	6,638
Standard Motor Products Inc	35	1,442	Webster Financial Corp	583	16,680
		$109,941	WesBanco Inc	201	4,082
			Western Alliance Bancorp	667	25,259
Banks — 7.94%			Wintrust Financial Corp	331	14,438
1st Source Corp	42	1,494	Zions Bancorp NA	1,330	45,220
Amalgamated Bank, Class A	72	910
Ameris Bancorp	316	7,454			$704,516
Associated Banc-Corp	1,123	15,363	Beverages — 0.35%
Atlantic Capital Bancshares Inc (a)	52	632	Molson Coors Beverage Co, Class B	904	31,061
Atlantic Union Bankshares Corp	310	7,180	Biotechnology — 1.65%
BancorpSouth Bank	380	8,641	ACADIA Pharmaceuticals Inc (a)	311	15,074
Bank of Hawaii Corp	200	12,282	ADMA Biologics Inc (a)	152	445
Bank OZK	821	19,269	Agenus Inc (a)	277	1,089
BankUnited Inc	596	12,069	ANI Pharmaceuticals Inc (a)	23	744
Banner Corp	167	6,346	Ardelyx Inc (a)	198	1,370
Cathay General Bancorp	270	7,101	Bio-Rad Laboratories Inc, Class A (a)	102	46,052
Central Pacific Financial Corp	138	2,212	Clearside Biomedical Inc (a),(b)	99	186
Comerica Inc	1,213	46,215	Dynavax Technologies Corp (a),(b)	192	1,703
ConnectOne Bancorp Inc	127	2,047	Eiger BioPharmaceuticals Inc (a)	56	538
Eagle Bancorp Inc	171	5,600	EyePoint Pharmaceuticals Inc (a)	183	139
East West Bancorp Inc	1,381	50,047	ImmunoGen Inc (a)	449	2,065
Enterprise Financial Services Corp	79	2,459	Innoviva Inc (a)	508	7,102
Financial Institutions Inc	26	484	Intercept Pharmaceuticals Inc (a)	55	2,635
First Bancshares Inc/The	93	2,093	Karyopharm Therapeutics Inc (a)	139	2,633
First Citizens BancShares Inc, Class A	40	16,201	Lexicon Pharmaceuticals Inc (a)	101	201
First Foundation Inc	95	1,552	Ligand Pharmaceuticals Inc (a)	40	4,474
First Hawaiian Inc	1,029	17,740	Prothena Corp PLC (a)	91	952
First Horizon National Corp	4,416	43,983	Puma Biotechnology Inc (a)	88	918
First Merchants Corp	161	4,439	Radius Health Inc (a)	294	4,007
First Mid-Illinois Bancshares Inc	23	603	Rigel Pharmaceuticals Inc (a)	933	1,707
First Midwest Bancorp Inc	618	8,250	Ultragenyx Pharmaceutical Inc (a)	85	6,649
First of Long Island Corp/The	41	670

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Biotechnology (continued)			Computers (continued)
United Therapeutics Corp (a)	375	$45,375	Perspecta Inc	1,641	$38,120
		$146,058	Science Applications International Corp	479	37,209
			Super Micro Computer Inc (a)	360	10,220
Chemicals — 3.18%			TTEC Holdings Inc	78	3,632
Amyris Inc (a),(b)	159	679	Virtusa Corp (a)	283	9,189
Axalta Coating Systems Ltd (a)	1,440	32,472
Cabot Corp	160	5,928			$306,565
CF Industries Holdings Inc	1,266	35,625	Construction Materials — 1.46%
Eastman Chemical Co	709	49,375	American Woodmark Corp (a)	28	2,118
FMC Corp	366	36,461	Apogee Enterprises Inc	80	1,843
Hawkins Inc	12	511	Armstrong World Industries Inc	211	16,450
HB Fuller Co	258	11,507	Boise Cascade Co	164	6,168
Huntsman Corp	1,103	19,821	Eagle Materials Inc	157	11,025
Ingevity Corp (a)	269	14,141	Fortune Brands Home & Security Inc	498	31,837
Innospec Inc	52	4,017	Owens Corning	810	45,166
Koppers Holdings Inc (a)	83	1,564	Patrick Industries Inc	92	5,635
Minerals Technologies Inc	80	3,754	UFP Industries Inc	181	8,961
NewMarket Corp	37	14,818			$129,203
Orion Engineered Carbons S.A.	286	3,029
PolyOne Corp	378	9,915	Distribution/Wholesale — 0.86%
Sensient Technologies Corp	200	10,432	Core-Mark Holding Co Inc	47	1,173
			G-III Apparel Group Ltd (a)	226	3,003
Valvoline Inc	544	10,515
W R Grace & Co	344	17,479	H&E Equipment Services Inc	166	3,068
			HD Supply Holdings Inc (a)	757	26,230
		$282,043	LKQ Corp (a)	656	17,187
Coal — 0.16%			ScanSource Inc (a)	155	3,734
Arch Resources Inc	232	6,591	Systemax Inc	89	1,828
Warrior Met Coal Inc	472	7,264	WESCO International Inc (a)	569	19,978
		$13,855			$76,201
Commercial Services — 3.45%			Diversified Financial Services — 5.24%
Aaron’s Inc	262	11,895	Affiliated Managers Group Inc	441	32,881
ABM Industries Inc	245	8,894	Air Lease Corp	472	13,825
AMERCO	14	4,231	Alliance Data Systems Corp	702	31,674
ASGN Inc (a)	224	14,936	B. Riley Financial Inc	34	740
Barrett Business Services Inc	29	1,541	Brightsphere Investment Group Inc (a)	264	3,289
Booz Allen Hamilton Holding Corp	521	40,529	Cohen & Steers Inc	103	7,009
Carriage Services Inc	33	598	Credit Acceptance Corp (a),(b)	139	58,242
Cass Information Systems Inc	31	1,210	Curo Group Holdings Corp	248	2,026
Cimpress PLC (a)	144	10,993	Diamond Hill Investment Group Inc	17	1,932
Collectors Universe Inc	16	548	Eaton Vance Corp	381	14,707
CorVel Corp (a)	50	3,545	Ellington Financial Inc	651	7,669
Deluxe Corp	229	5,391	Encore Capital Group Inc (a)	189	6,460
Euronet Worldwide Inc (a)	415	39,765	Evercore Inc, Class A	439	25,866
EVERTEC Inc	242	6,800	Federated Hermes Inc	517	12,253
Forrester Research Inc (a)	68	2,179	Invesco Ltd	3,928	42,265
H&R Block Inc	883	12,609	Jefferies Financial Group Inc	1,870	29,079
Hackett Group Inc/The	236	3,195	Lazard Ltd, Class A	790	22,618
Heidrick & Struggles International Inc	65	1,405	Mr Cooper Group Inc (a)	353	4,391
Huron Consulting Group Inc (a)	75	3,319	Navient Corp	1,501	10,552
IAA Inc (a)	295	11,378	OneMain Holdings Inc	722	17,718
Kelly Services Inc, Class A	118	1,866	Premier Financial Corp	128	2,262
Kforce Inc	84	2,457	Regional Management Corp (a)	44	779
Korn Ferry	238	7,314	Santander Consumer USA Holdings Inc	986	18,152
Macquarie Infrastructure Corp	322	9,882	SEI Investments Co	562	30,899
ManpowerGroup Inc	384	26,400	Virtus Investment Partners Inc	57	6,629
Monro Inc	112	6,153	Waddell & Reed Financial Inc, Class A	1,201	18,628
Resources Connection Inc	95	1,137	Western Union Co/The	1,965	42,483
Robert Half International Inc	769	40,626			$465,028
Sabre Corp	1,119	9,019
Service Corp International/US	320	12,445	Electric — 1.79%
SP Plus Corp (a)	33	683	Black Hills Corp	276	15,638
TrueBlue Inc (a)	195	2,978	IDACORP Inc	229	20,008
			NorthWestern Corp	222	12,103
		$305,921	OGE Energy Corp	1,160	35,218
Computers — 3.45%			Pinnacle West Capital Corp	474	34,739
Diebold Nixdorf Inc (a)	1,844	11,175	Vistra Energy Corp	2,229	41,504
DXC Technology Co	2,723	44,929			$159,210
Genpact Ltd	789	28,814
Insight Enterprises Inc (a)	609	29,963	Electrical Components & Equipment — 0.31%
MAXIMUS Inc	266	18,740	Acuity Brands Inc	233	22,307
NCR Corp (a)	1,200	20,784	Belden Inc	156	5,078
NetApp Inc	854	37,892			$27,385
NetScout Systems Inc (a)	622	15,898

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Electronics — 3.17%			Healthcare — Products (continued)
Allegion PLC	389	$39,764	Cantel Medical Corp	282	$12,473
Atkore International Group Inc (a)	160	4,376	CONMED Corp	252	18,141
Avnet Inc	465	12,966	DENTSPLY SIRONA Inc	917	40,403
Badger Meter Inc	100	6,292	GenMark Diagnostics Inc (a)	598	8,797
Comtech Telecommunications Corp	524	8,850	Hanger Inc (a)	192	3,179
FLIR Systems Inc	679	27,547	Henry Schein Inc (a)	705	41,165
Gentex Corp	743	19,147	Hill-Rom Holdings Inc	356	39,082
Hubbell Inc	163	20,434	Inspire Medical Systems Inc (a)	241	20,972
OSI Systems Inc (a)	111	8,285	Invacare Corp	171	1,089
SYNNEX Corp	487	58,328	iRadimed Corp (a)	30	696
Trimble Inc (a)	767	33,127	LeMaitre Vascular Inc	88	2,323
Watts Water Technologies Inc, Class A	80	6,480	Luminex Corp	107	3,481
Woodward Inc	456	35,363	Meridian Bioscience Inc (a)	293	6,824
			Natus Medical Inc (a)	147	3,208
		$280,959
			NuVasive Inc (a)	575	32,004
Engineering & Construction — 0.68%			OrthoPediatrics Corp (a)	104	4,551
Arcosa Inc	42	1,772	Patterson Cos Inc	1,123	24,706
Construction Partners Inc, Class A (a)	76	1,350	RTI Surgical Holdings Inc (a)	298	948
frontdoor Inc (a)	210	9,309
			Utah Medical Products Inc	11	975
MasTec Inc (a)	620	27,820	Varex Imaging Corp (a)	173	2,621
TopBuild Corp (a)	178	20,251
			West Pharmaceutical Services Inc	231	52,476
		$60,502			$417,541
Entertainment — 0.25%			Healthcare — Services — 4.10%
Cinemark Holdings Inc	613	7,080	Acadia Healthcare Co Inc (a)	475	11,932
Marriott Vacations Worldwide Corp	91	7,481	Brookdale Senior Living Inc (a)	1,366	4,030
RCI Hospitality Holdings Inc	21	291	Catalent Inc (a)	653	47,865
SeaWorld Entertainment Inc (a)	444	6,576	Charles River Laboratories International Inc (a)	124	21,619
Twin River Worldwide Holdings Inc	38	847	Chemed Corp	74	33,379
		$22,275	Community Health Systems Inc (a)	1,024	3,082
			DaVita Inc (a)	471	37,275
Food — 0.59%
BellRing Brands Inc, Class A (a)	137	2,732	Encompass Health Corp	556	34,433
Flowers Foods Inc	502	11,225	Ensign Group Inc/The	184	7,700
			Fulgent Genetics Inc (a)	25	400
Ingredion Inc	172	14,276
			LHC Group Inc (a)	171	29,809
John B Sanfilippo & Son Inc	28	2,389
			Magellan Health Inc (a)	111	8,101
Pilgrim’s Pride Corp (a)	358	6,047
			MEDNAX Inc (a)	1,026	17,545
Sprouts Farmers Market Inc (a)	363	9,289
			Medpace Holdings Inc (a)	67	6,232
TreeHouse Foods Inc (a)	152	6,657
			National HealthCare Corp	51	3,235
		$52,615	OPKO Health Inc (a),(b)	1,275	4,348
Food Service — 0.32%			Surgery Partners Inc (a)	407	4,709
Aramark	787	17,763	Syneos Health Inc (a)	149	8,679
Healthcare Services Group Inc	425	10,395	Tenet Healthcare Corp (a)	1,391	25,191
			Tivity Health Inc (a),(b)	1,096	12,418
		$28,158
			Triple-S Management Corp, Class B (a)	112	2,130
Forest Products & Paper — 0.18%			Universal Health Services Inc, Class B	359	33,348
Domtar Corp	410	8,655	US Physical Therapy Inc	74	5,996
Neenah Inc	54	2,671
PH Glatfelter Co	81	1,300			$363,456
Schweitzer-Mauduit International Inc	105	3,508	Home Builders — 1.46%
			Century Communities Inc (a)	129	3,955
		$16,134
			Installed Building Products Inc (a)	123	8,460
Gas — 1.31%			LCI Industries	47	5,404
National Fuel Gas Co	571	23,942	Meritage Homes Corp (a)	166	12,636
ONE Gas Inc	194	14,948	PulteGroup Inc	1,427	48,561
South Jersey Industries Inc	713	17,818	Taylor Morrison Home Corp, Class A (a)	849	16,377
Southwest Gas Holdings Inc (a)	252	17,400	Toll Brothers Inc	768	25,029
UGI Corp	1,335	42,453	TRI Pointe Group Inc (a)	637	9,358
		$116,561			$129,780
Hand/Machine Tools — 0.95%			Home Furnishings — 0.63%
Franklin Electric Co Inc	104	5,462	Ethan Allen Interiors Inc	115	1,360
Lincoln Electric Holdings Inc	251	21,144	Leggett & Platt Inc	390	13,709
Regal Beloit Corp	138	12,050	Whirlpool Corp	314	40,672
Snap-on Inc	327	45,293
					$55,741
		$83,949
			Household Products/Wares — 0.04%
Healthcare — Products — 4.70%			ACCO Brands Corp	229	1,626
Accelerate Diagnostics Inc (a),(b)	89	1,349	Quanex Building Products Corp	143	1,985
Accuray Inc (a)	384	780
AngioDynamics Inc (a)	195	1,983			$3,611
Atrion Corp	6	3,822	Housewares — 0.21%
Avantor Inc (a)	907	15,419	Newell Brands Inc	1,156	18,357
Bio-Techne Corp	187	49,381
Bruker Corp	607	24,693

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Insurance — 4.65%			Media (continued)
American Financial Group Inc	265	$16,817	FactSet Research Systems Inc	79	$25,949
American National Insurance Co	41	2,955	John Wiley & Sons Inc, Class A	86	3,354
Athene Holding Ltd, Class A (a)	1,224	38,177	Meredith Corp	539	7,843
CNO Financial Group Inc	823	12,814	MSG Networks Inc, Class A (a)	269	2,677
Enstar Group Ltd (a)	21	3,208	Nexstar Media Group Inc, Class A	168	14,060
Essent Group Ltd	428	15,524	Sinclair Broadcast Group Inc, Class A (b)	503	9,285
First American Financial Corp	748	35,919	TEGNA Inc	720	8,021
Globe Life Inc	439	32,587			$151,420
Hanover Insurance Group Inc/The	252	25,535
Kinsale Capital Group Inc	101	15,676	Metal Fabrication & Hardware — 0.31%
Mercury General Corp	213	8,680	AZZ Inc	86	2,951
MGIC Investment Corp	2,714	22,228	Mueller Industries Inc	82	2,180
National General Holdings Corp	201	4,344	Park-Ohio Holdings Corp	20	332
Old Republic International Corp	1,459	23,796	Timken Co/The	321	14,602
Primerica Inc	171	19,939	Valmont Industries Inc	63	7,158
Radian Group Inc	1,024	15,882			$27,223
Reinsurance Group of America Inc	423	33,180	Miscellaneous Manufacture — 2.20%
RenaissanceRe Holdings Ltd	241	41,218	AO Smith Corp	942	44,387
Selective Insurance Group Inc	223	11,761	AptarGroup Inc	232	25,979
Stewart Information Services Corp	110	3,576	Carlisle Cos Inc	276	33,029
Third Point Reinsurance Ltd (a)	383	2,876
			Donaldson Co Inc	305	14,189
Unum Group	1,545	25,631	EnPro Industries Inc	46	2,267
		$412,323	Federal Signal Corp	232	6,897
Internet — 1.11%			Hillenbrand Inc	194	5,252
ChannelAdvisor Corp (a)	77	1,220	ITT Inc	462	27,138
Cogent Communications Holdings Inc	131	10,134	Standex International Corp	22	1,266
F5 Networks Inc (a)	333	46,447	Textron Inc	1,047	34,457
GlobalSCAPE Inc	36	351			$194,861
HealthStream Inc (a)	107	2,368
			Office & Business Equipment — 0.37%
NIC Inc	190	4,362	Pitney Bowes Inc	3,448	8,965
Perficient Inc (a)	451	16,137
			Xerox Holding Corp (a)	1,546	23,638
Shutterstock Inc	59	2,063
TripAdvisor Inc	796	15,132			$32,603
		$98,214	Office Furnishings — 0.14%
			Herman Miller Inc	204	4,816
Iron & Steel — 0.52%			HNI Corp	52	1,590
Reliance Steel & Aluminum Co	255	24,207	Interface Inc	100	814
Steel Dynamics Inc	837	21,837	Knoll Inc	195	2,377
		$46,044	Steelcase Inc, Class A	264	3,184
Leisure Time — 1.07%					$12,781
Acushnet Holdings Corp	109	3,792	Oil & Gas — 2.46%
Harley-Davidson Inc	640	15,213	Berry Corp	186	898
Norwegian Cruise Line Holdings Ltd (a)	3,079	50,588
			Bonanza Creek Energy Inc (a)	38	563
Polaris Inc	279	25,821	Cabot Oil & Gas Corp	1,306	22,437
		$95,414	Callon Petroleum Co (a)	5,127	5,896
Lodging — 0.28%			Cimarex Energy Co	487	13,388
Choice Hotels International Inc	167	13,176	Continental Resources Inc	989	17,337
Marcus Corp/The	52	690	CVR Energy Inc	146	2,936
Wyndham Hotels & Resorts Inc	262	11,167	Devon Energy Corp	1,823	20,673
			Diamondback Energy Inc	667	27,894
		$25,033	EQT Corp	860	10,234
Machinery — Construction & Mining — 0.34%			Falcon Minerals Corp	69	221
Oshkosh Corp	422	30,224	Helmerich & Payne Inc	473	9,228
			Kosmos Energy Ltd	2,021	3,355
Machinery — Diversified — 1.53%			Matador Resources Co (a)	1,274	10,829
AGCO Corp	282	15,640	Murphy Oil Corp	857	11,827
Altra Industrial Motion Corp	202	6,436	Ovintiv Inc	1,969	18,804
Cactus Inc, Class A	89	1,836	Par Pacific Holdings Inc (a)	86	773
Crane Co	212	12,605	Parsley Energy Inc, Class A	1,541	16,458
Curtiss-Wright Corp	152	13,571	Patterson-UTI Energy Inc	1,084	3,761
Flowserve Corp	847	24,156	PBF Energy Inc, Class A	605	6,195
Ichor Holdings Ltd (a)	462	12,280
			PDC Energy Inc (a)	395	4,914
Middleby Corp/The (a)	257	20,288
			ProPetro Holding Corp (a)	405	2,082
Nordson Corp	121	22,955	Southwestern Energy Co (a)	2,906	7,439
Tennant Co	36	2,340
Welbilt Inc (a)	679	4,135			$218,142
		$136,242	Oil & Gas Services — 0.20%
			Core Laboratories N.V.	312	6,340
Media — 1.71%			Helix Energy Solutions Group Inc (a)	389	1,350
Altice USA Inc, Class A (a)	1,458	32,863
			MRC Global Inc (a)	181	1,069
AMC Networks Inc, Class A (a)	203	4,748
			National Oilwell Varco Inc	688	8,428
Cable One Inc	7	12,424
DISH Network Corp, Class A (a)	875	30,196

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas Services (continued)			Retail — 6.61%
Solaris Oilfield Infrastructure Inc, Class A	114	$846	Advance Auto Parts Inc	304	$43,305
		$18,033	American Eagle Outfitters Inc	1,243	13,549
			Asbury Automotive Group Inc (a)	65	5,026
Packaging & Containers — 2.14%			AutoNation Inc (a)	214	8,042
Berry Global Group Inc (a)	1,055	46,757
			Bed Bath & Beyond Inc (b)	3,051	32,341
Crown Holdings Inc (a)	608	39,599
			Big Lots Inc	246	10,332
Greif Inc, Class A	109	3,751	Biglari Holdings Inc, Class B (a)	4	276
Matthews International Corp, Class A	36	688	BJ’s Restaurants Inc	117	2,450
O-I Glass Inc	1,051	9,438	Bloomin’ Brands Inc	415	4,424
Packaging Corp of America	412	41,118	BMC Stock Holdings Inc (a)	272	6,838
Sealed Air Corp	666	21,878	Buckle Inc/The	171	2,681
Silgan Holdings Inc	402	13,021	Caleres Inc	153	1,276
Sonoco Products Co	267	13,961	Cheesecake Factory Inc/The (b)	409	9,374
		$190,211	Children’s Place Inc/The	244	9,131
Pharmaceuticals — 3.93%			Cracker Barrel Old Country Store Inc	105	11,646
Akebia Therapeutics Inc (a)	303	4,115	Dave & Buster’s Entertainment Inc (b)	272	3,626
Alkermes PLC (a)	1,427	27,691	Denny’s Corp (a)	156	1,576
Amneal Pharmaceuticals Inc (a)	765	3,641	Dick’s Sporting Goods Inc	594	24,508
Anika Therapeutics Inc (a)	163	6,150	Dillard’s Inc, Class A (b)	71	1,831
Arvinas Inc (a)	83	2,784	Dunkin’ Brands Group Inc	212	13,829
BioDelivery Sciences International Inc (a)	827	3,606	El Pollo Loco Holdings Inc (a)	87	1,284
BioSpecifics Technologies Corp (a)	15	919	Floor & Decor Holdings Inc, Class A (a)	301	17,353
Clovis Oncology Inc (a)	162	1,093	Foot Locker Inc	932	27,177
Coherus Biosciences Inc (a)	162	2,893	Foundation Building Materials Inc (a)	217	3,387
Durect Corp (a),(b)	558	1,295	GMS Inc (a)	175	4,303
Eagle Pharmaceuticals Inc (a)	121	5,806	Group 1 Automotive Inc	68	4,486
Endo International PLC (a)	2,941	10,088	Haverty Furniture Cos Inc	45	720
Horizon Therapeutics PLC (a)	1,200	66,696	Jack in the Box Inc	141	10,447
Ironwood Pharmaceuticals Inc (a)	1,533	15,820	Kohl’s Corp	1,647	34,208
Jazz Pharmaceuticals PLC (a)	359	39,612	L Brands Inc	1,784	26,707
Jounce Therapeutics Inc (a)	45	310	Lithia Motors Inc, Class A	61	9,231
La Jolla Pharmaceutical Co (a),(b)	465	1,981	Macy’s Inc (b)	6,364	43,784
Lannett Co Inc (a),(b)	548	3,978	MSC Industrial Direct Co Inc, Class A	490	35,677
Mallinckrodt PLC (a),(b)	3,246	8,699	Nordstrom Inc (b)	1,159	17,953
Mylan NV (a)	2,387	38,383	Office Depot Inc	1,185	2,785
Owens & Minor Inc	440	3,353	PC Connection Inc	212	9,828
Pacira BioSciences Inc (a)	600	31,482	Penske Automotive Group Inc	85	3,290
Perrigo Co PLC	744	41,121	Qurate Retail Inc, Series A (a)	875	8,313
Premier Inc, Class A (a)	235	8,056	Ruth’s Hospitality Group Inc	157	1,281
Prestige Consumer Healthcare Inc (a)	375	14,085	Sally Beauty Holdings Inc (a)	545	6,829
Rockwell Medical Inc (a)	471	918	Shoe Carnival Inc	35	1,024
Syros Pharmaceuticals Inc (a)	63	672	Signet Jewelers Ltd	728	7,477
TherapeuticsMD Inc (a),(b)	2,607	3,259	Sonic Automotive Inc, Class A	106	3,382
		$348,506	Texas Roadhouse Inc	283	14,877
			Tractor Supply Co	421	55,484
Private Equity — 0.02%			Williams-Sonoma Inc	236	19,354
Victory Capital Holdings Inc, Class A	101	1,736	World Fuel Services Corp	250	6,440
Real Estate — 0.79%			Zumiez Inc (a)	127	3,477
Alexander & Baldwin Inc	555	6,766			$586,619
Jones Lang LaSalle Inc	353	36,521
Realogy Holdings Corp	2,412	17,873	Savings & Loans — 0.71%
RMR Group Inc/The, Class A	103	3,035	Investors Bancorp Inc	1,915	16,277
Safehold Inc	104	5,979	Meridian Bancorp Inc	159	1,844
			Northfield Bancorp Inc	109	1,256
		$70,174	OceanFirst Financial Corp	201	3,544
REITs — 5.01%			Pacific Premier Bancorp Inc	373	8,087
Corporate Office Properties Trust	472	11,961	Provident Financial Services Inc	203	2,933
EPR Properties	841	27,862	Sterling Bancorp	1,184	13,876
Essential Properties Realty Trust Inc	756	11,219	Washington Federal Inc	384	10,307
Gaming and Leisure Properties Inc	932	32,247	WSFS Financial Corp	170	4,879
iStar Inc	418	5,150			$63,003
Kimco Realty Corp	3,681	47,264
KKR Real Estate Finance Trust Inc	337	5,588	Semiconductors — 3.70%
			ACM Research Inc, Class A (a)	445	27,750
LTC Properties Inc	211	7,948
Macerich Co/The (b)	5,596	50,196	Cabot Microelectronics Corp	257	35,862
Regency Centers Corp	926	42,494	Diodes Inc (a)	547	27,733
Sabra Health Care REIT Inc	1,468	21,183	Entegris Inc	795	46,945
Starwood Property Trust Inc	2,722	40,721	MKS Instruments Inc	437	49,486
STORE Capital Corp	1,964	46,763	Monolithic Power Systems Inc	210	49,770
Tanger Factory Outlet Centers Inc (b)	5,375	38,324	Power Integrations Inc	296	34,966
Vornado Realty Trust	982	37,522	Teradyne Inc	658	55,608
Weingarten Realty Investors	948	17,946			$328,120
		$444,388

See accompanying notes.

Schedule of Investments
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
June 30, 2020

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)		Shares Held	Value
Software — 2.84%			Water — 0.15%
ACI Worldwide Inc (a)	329	$8,880	American States Water Co		169	$13,288
Allscripts Healthcare Solutions Inc (a)	469	3,175
American Software Inc, Class A	67	1,056	TOTAL COMMON STOCKS			$8,845,758
Black Knight Inc (a)	395	28,661
			INVESTMENT COMPANIES — 2.96%		Shares Held	Value
Blackbaud Inc	117	6,678
CDK Global Inc	393	16,278	Money Market Funds — 2.96%
Ceridian HCM Holding Inc (a)	159	12,604	Principal Government Money Market Fund —
			Institutional Class 0.00% (a),(c),(d),(e)		240,129	$240,129
Computer Programs & Systems Inc	40	912
CSG Systems International Inc	100	4,139	State Street Institutional U.S. Government
Ebix Inc	55	1,230	Money Market Fund — Institutional
Immersion Corp (a)	368	2,293	Class 0.12% (e)		22,960	22,960
Inovalon Holdings Inc, Class A (a)	201	3,871
j2 Global Inc	155	9,797	TOTAL INVESTMENT COMPANIES			$263,089
Manhattan Associates Inc (a)	161	15,166	Total Investments			$9,108,847
MicroStrategy Inc, Class A (a)	24	2,839	Other Assets and Liabilities — (2.66)%			$(236,420)
NantHealth Inc (a)	60	275
			TOTAL NET ASSETS — 100.00%			$8,872,427
Nuance Communications Inc (a)	1,046	26,469
PDF Solutions Inc (a)	72	1,408
			(a) Non-income producing security.
Progress Software Corp	137	5,309
			(b) Security or a portion of the security was on loan at the end of the period.
Sciplay Corp, Class A (a)	79	1,171
Seachange International Inc (a)	476	719	(c) Security or a portion of the security was pledged as collateral for securities
Simulations Plus Inc	44	2,632	lending. At the end of the period, the value of these securities totaled
SolarWinds Corp (a)	266	4,700	$240,129 or 2.71% of net assets.
SPS Commerce Inc (a)	106	7,963
			(d) Affiliated Security. Security is either an affiliate (and registered under the
Verint Systems Inc (a)	222	10,030
			Investment Company Act of 1940) or an affiliate as defined by the
Xperi Holding Corp	805	11,882
Zoom Video Communications Inc, Class A (a)	244	61,864	Investment Company Act of 1940 (controls 5.00% or more of the
			outstanding voting shares of the security). Please see affiliated
		$252,001
			sub-schedule for transactional information.
Telecommunications — 1.93%			(e) Current yield shown is as of period end.
Consolidated Communications Holdings Inc (a)	1,019	6,899
GTT Communications Inc (a),(b)	932	7,605
InterDigital Inc	297	16,819	Portfolio Summary (unaudited)
Juniper Networks Inc	1,860	42,520	Sector			Percent
Loral Space & Communications Inc	189	3,689	Financial			24.36%
ORBCOMM Inc (a)	837	3,222
			Consumer, Non-cyclical			18.70%
Ribbon Communications Inc (a)	342	1,344
			Consumer, Cyclical			16.43%
Shenandoah Telecommunications Co	326	16,069	Industrial			14.94%
Switch Inc, Class A	206	3,671	Technology			10.36%
ViaSat Inc (a)	751	28,816
			Communications			4.95%
Viavi Solutions Inc (a)	3,177	40,475
			Basic Materials			3.88%
		$171,129	Utilities			3.26%
Textiles — 0.11%			Investment Companies			2.96%
UniFirst Corp	54	9,663	Energy			2.82%
			Other Assets and Liabilities			(2.66)%
Transportation — 1.12%
ArcBest Corp	121	3,208	TOTAL NET ASSETS			100.00%
CH Robinson Worldwide Inc	538	42,534
Dorian LPG Ltd (a)	351	2,717
Forward Air Corp	91	4,534
Landstar System Inc	189	21,226
Ryder System Inc	651	24,419
Universal Logistics Holdings Inc	32	556
		$99,194

			June 30, 2019	Purchases	Sales	June 30, 2020
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money Market Fund — Institutional Class 0.00%			$—	$1,672,456	$1,432,327	$240,129
			$—	$1,672,456	$1,432,327	$240,129

					Realized Gain
				Realized	from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money Market Fund — Institutional Class 0.00%			$—	$—	$—	$—
			$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal Active Global Dividend Income ETF

For a share outstanding:

		Year ended	Year ended		Year ended		Period ended
		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017 (a)
Net asset value, beginning of period		$27.64	$27.56		$25.36		$25.00
Investment Operations:
Net investment income (loss) (b)		0.57	0.67		0.69		0.17
Net realized and change in unrealized gain (loss)		(1.22)	0.39		2.15		0.19
Total from investment operations		(0.65)	1.06		2.84		0.36
Dividends to Shareholders from:
Net investment income		(0.81)	(0.68)		(0.51)		—
Net realized gains		—	(0.30)		(0.13)		—
Total dividends to stockholders		(0.81)	(0.98)		(0.64)		—
Net asset value, end of period		$26.18	$27.64		$27.56		$25.36
Total return		(2.43)%	4.12%		11.24%		1.43% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)		$708,092	$717,189		$705,435		$428,567
Ratio of expenses to average net assets		0.58%	0.58%		0.58%		0.58% (d)
Ratio of expenses to average net assets excluding interest expense	—	(e)	0.58%	—	(e)	—	(e)
Ratio of net investment income (loss) to average net assets		2.12%	2.49%		2.51%		4.56% (d)
Portfolio turnover rate (f)		41.6%	31.5%		22.0%		0.0% (d)

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Ratio is not applicable as there was no interest expense in the period.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
		Principal Exchange-Traded Funds

Principal Active Income ETF

For a share outstanding:

		Year ended	Year ended	Year ended		Year ended		Period ended
		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period		$39.91	$40.27	$41.31		$39.12		$40.00
Investment Operations:
Net investment income (loss) (b)		1.87	1.91	1.78		1.95		2.13
Net realized and change in unrealized gain (loss)		(3.71)	(0.01)	(0.50)		2.22		(1.39)
Total from investment operations		(1.84)	1.90	1.28		4.17		0.74
Dividends to Shareholders from:
Net investment income		(1.94)	(1.92)	(1.87)		(1.98)		(1.62)
Net realized gains		—	(0.34)	(0.45)		—		—
Total dividends to stockholders		(1.94)	(2.26)	(2.32)		(1.98)		(1.62)
Net asset value, end of period		$36.13	$39.91	$40.27		$41.31		$39.12
Total return		(4.78)%	4.95%	3.10%		10.92%		2.13	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)		$270,096	$216,519	$292,967		$286,084		$265,013
Ratio of expenses to average net assets		0.49%	0.61%	0.65	% (d)	0.77	% (d)	0.85% (d)(e)
Ratio of gross expenses to average net assets	—	(f)	— (f)	0.68%		0.80%		1.34	% (e)
Ratio of net investment income (loss) to average net assets		4.89%	4.84%	4.34%		4.82%		5.99	% (e)
Portfolio turnover rate (g)		10.6%	17.9%	11.0%		30.7%		34.3	% (e)

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes reimbursement from Advisor.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal Contrarian Value Index ETF

For a share outstanding:

		Year Ended	Year Ended	Period Ended
	June 30, 2020		June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period		$26.78	$26.12	$25.00
Investment Operations:
Net investment income (loss) (b)		0.44	0.39	0.26
Net realized and change in unrealized gain (loss)		(4.06)	0.66	1.03
Total from investment operations		(3.62)	1.05	1.29
Dividends to Shareholders from:
Net investment income		(0.47)	(0.39)	(0.17)
Total dividends to stockholders		(0.47)	(0.39)	(0.17)
Net asset value, end of period		$22.69	$26.78	$26.12
Total return		(13.63)%	4.13%	5.15	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)		$3,403	$5,356	$3,918
Ratio of expenses to average net assets		0.29%	0.29%	0.29	% (d)
Ratio of net investment income (loss) to average net assets		1.71%	1.52%	1.44	% (d)
Portfolio turnover rate (e)		94.7%	47.1%	61.6	% (d)

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal Healthcare Innovators Index ETF

For a share outstanding:

	Year ended	Year ended	Year ended	Period ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$34.37	$34.74	$28.56	$25.00
Investment Operations:
Net investment income (loss) (b)	(0.10)	(0.13)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	10.07	(0.24)	6.35	3.64
Total from investment operations	9.97	(0.37)	6.23	3.56
Dividends to Shareholders from:
Net realized gains	—	—	(0.05)	—
Total dividends to stockholders	—	—	(0.05)	—
Net asset value, end of period	$44.34	$34.37	$34.74	$28.56
Total return	29.01%	(1.05)%	21.83%	14.24	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$95,338	$56,713	$52,104	$7,140
Ratio of expenses to average net assets	0.42%	0.42%	0.42%	0.42	% (d)
Ratio of net investment income (loss) to average net assets	(0.29)%	(0.39)%	(0.38)%	(0.32	)% (d)
Portfolio turnover rate (e)	36.1%	34.5%	33.6%	18.2	% (d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal International Multi-Factor Core Index ETF

For a share outstanding:

Period ended
June 30, 2020 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.54
Net realized and change in unrealized gain (loss)	(1.34)
Total from investment operations	(0.80)
Dividends to Shareholders from:
Net investment income	(0.39)
Net realized gains	(0.01)
Total dividends to stockholders	(0.40)
Net asset value, end of period	$23.80
Total return (c)	(3.13)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$16,661
Ratio of expenses to average net assets (d)	0.25%
Ratio of net investment income (loss) to average net assets (d)	2.39%
Portfolio turnover rate (e)	56.1%

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Investment Grade Corporate Active ETF

For a share outstanding:

	Year ended	Year ended	Period ended
	June 30, 2020	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period	$26.20	$24.59	$25.00
Investment Operations:
Net investment income (loss) (b)	0.88	0.95	0.19
Net realized and change in unrealized gain (loss)	1.39	1.66	(0.52)
Total from investment operations	2.27	2.61	(0.33)
Dividends to Shareholders from:
Net investment income	(0.95)	(0.98)	(0.08)
Net realized gains	(0.85)	(0.02)	—
Total dividends to stockholders	(1.80)	(1.00)	(0.08)
Net asset value, end of period	$26.67	$26.20	$24.59
Total return	8.98%	10.95%	(1.32	)% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$110,693	$120,540	$228,710
Ratio of expenses to average net assets	0.26%	0.26%	0.26	% (d)
Ratio of net investment income (loss) to average net assets	3.37%	3.86%	3.83	% (d)
Portfolio turnover rate (e)	73.3%	92.8%	47.8	% (d)

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal Millennials Index ETF

For a share outstanding:

	Year ended	Year ended		Year ended		Period ended
	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017 (a)
Net asset value, beginning of period	$38.24	$36.76		$28.92		$25.00
Investment Operations:
Net investment income (loss) (b)	0.34	0.17		0.23		0.17
Net realized and change in unrealized gain (loss)	4.59	1.54		7.91		3.87
Total from investment operations	4.93	1.71		8.14		4.04
Dividends to Shareholders from:
Net investment income	(0.32)		(0.23)	(0.23)		(0.09)
Net realized gains	—	—		(0.07)		(0.03)
Total dividends to stockholders	(0.32)		(0.23)	(0.30)		(0.12)
Net asset value, end of period	$42.85	$38.24		$36.76		$28.92
Total return	12.96%		4.70%	28.31%		16.23	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$25,708	$21,031		$20,217		$7,230
Ratio of expenses to average net assets	0.45%		0.45%	0.45%		0.45	% (d)
Ratio of expenses to average net assets excluding interest expense	— (e)	— (e)		0.45%	—	(e)
Ratio of net investment income (loss) to average net assets	0.88%		0.47%	0.66%		0.71	% (d)
Portfolio turnover rate (f)	47.4%	32.9	% (g)	35.6%		5.1	% (d)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Ratio is not applicable as there was no interest expense in the period.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	The previously reported portfolio turnover rate of 82.2% was adjusted to correct an immaterial error related to in-kind activity.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Price Setters Index ETF

For a share outstanding:

	Year ended		Year ended		Year ended			Year ended		Period ended
	June 30, 2020		June 30, 2019		June 30, 2018			June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period	$37.79		$33.32		$29.03			$26.08		$25.00
Investment Operations:
Net investment income (loss) (b)	0.51		0.46		0.39			0.34		0.09
Net realized and change in unrealized gain (loss)	1.00		4.48		4.20			3.06		0.99
Net realized gain due from payment from Advisor	1.13	(c)	—		—			—		—
Total from investment operations	2.64		4.94		4.59			3.40		1.08
Dividends to Shareholders from:
Net investment income	(0.54)		(0.47)		(0.27)			(0.39)		—
Net realized gains	—		—		(0.03)			(0.06)		—
Total dividends to stockholders	(0.54)		(0.47)		(0.30)			(0.45)		—
Net asset value, end of period	$39.89		$37.79		$33.32			$29.03		$26.08
Total return	7.05	% (c)	15.03%		15.89%			13.23%		4.31% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$17,951		$20,786		$21,655			$7,257		$6,519
Ratio of expenses to average net assets	0.29	% (e)	0.29	% (e)	0.29	% (e)		0.40%		0.40% (f)
Ratio of gross expenses to average net assets	0.34%		0.40%		0.40%		—	(g)	—	(g)
Ratio of net investment income (loss) to average net assets	1.32%		1.32%		1.22%			1.26%		1.32% (f)
Portfolio turnover rate (h)	103.7%		40.4%		63.5%			2.0%		0.0% (f)

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	During 2020, the Fund experienced a significant one-time gain as the result of a payment by the Advisor due to an operational error by a third party. If such payment had not been recognized, the total return amounts expressed herein would have been lower by 3.04%.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF

For a share outstanding:

	Year ended		Year ended		Year ended			Year ended		Period ended
	June 30, 2020		June 30, 2019		June 30, 2018			June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period	$31.99		$32.49		$29.16			$24.65		$25.00
Investment Operations:
Net investment income (loss) (b)	0.87		0.71		0.61			0.54		0.18
Net realized and change in unrealized gain (loss)	(4.36)		(0.51)		3.21			4.67		(0.53)
Total from investment operations	(3.49)		0.20		3.82			5.21		(0.35)
Dividends to Shareholders from:
Net investment income	(0.75)		(0.70)		(0.47)			(0.67)		—
Net realized gains	—		—		(0.02)			(0.03)		—
Total dividends to stockholders	(0.75)		(0.70)		(0.49)			(0.70)		—
Net asset value, end of period	$27.75		$31.99		$32.49			$29.16		$24.65
Total return	(11.09)%		0.68%		13.17%			21.42%		(1.39	)% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$31,907		$14,395		$14,622			$7,290		$6,163
Ratio of expenses to average net assets	0.29	% (d)	0.29	% (d)	0.29	% (d)		0.40%		0.40	% (e)
Ratio of gross expenses to average net assets	0.32%		0.40%		0.40%		—	(f)	—	(f)
Ratio of net investment income (loss) to average net assets	2.95%		2.26%		1.90%			1.98%		2.73	% (e)
Portfolio turnover rate (g)	47.6%		49.2%		55.5%			3.0%		7.1	% (e)

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes reimbursement from Advisor.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Spectrum Preferred Securities Active ETF

For a share outstanding:

	Year ended	Year ended	Period ended
	June 30, 2020	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period (b)	$19.36	$18.89	$20.00
Investment Operations: (b)
Net investment income (loss) (c)	0.80	0.68	0.94
Net realized and change in unrealized gain (loss)	0.08	0.77	(1.18)
Total from investment operations	0.88	1.45	(0.24)
Dividends to Shareholders from: (b)
Net investment income	(0.93)	(0.98)	(0.87)
Net realized gains	—	—	(0.00	) (d)
Total dividends to stockholders	(0.93)	(0.98)	(0.87)
Net asset value, end of period (b)	$19.31	$19.36	$18.89
Total return	4.60%	7.99%	(1.28	)% (e)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$139,995	$67,750	$51,949
Ratio of expenses to average net assets	0.55%	0.55%	0.55	% (f)
Ratio of net investment income (loss) to average net assets	4.10%	3.65%	4.93	% (f)
Portfolio turnover rate (g)	41.9%	27.6%	41.0	% (f)

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.
(b)	Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020; see ‘Subsequent Events’ in Notes to Financial Statements.
(c)	Calculated on average shares outstanding during the period.
(d)	Reflects an amount rounding to less than one cent.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Spectrum Tax-Advantaged Dividend Active ETF

For a share outstanding:

Period ended
June 30, 2020 (a)
Net asset value, beginning of period	$20.00
Investment Operations:
Net investment income (loss) (b)	0.03
Net realized and change in unrealized gain (loss)	(0.08)
Total from investment operations	(0.05)
Net asset value, end of period	$19.95
Total return (c)	(0.26)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$19,948
Ratio of expenses to average net assets (d)	0.60%
Ratio of net investment income (loss) to average net assets (d)	4.35%
Portfolio turnover rate	6.3%

(a)	Period from June 16, 2020, date operations commenced, through June 30, 2020.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal Sustainable Momentum Index ETF

For a share outstanding:

		Year ended	Year ended	Period ended
		June 30, 2020	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period		$28.50	$28.01	$25.00
Investment Operations:
Net investment income (loss) (b)		0.49	0.31	0.18
Net realized and change in unrealized gain (loss)		1.05	0.43	2.96
Total from investment operations		1.54	0.74	3.14
Dividends to Shareholders from:
Net investment income		(0.50)	(0.25)	(0.13)
Total dividends to stockholders		(0.50)	(0.25)	(0.13)
Net asset value, end of period		$29.54	$28.50	$28.01
Total return		5.63%	2.68%	12.62	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)		$4,431	$5,701	$5,603
Ratio of expenses to average net assets		0.29%	0.29%	0.29	% (d)
Ratio of net investment income (loss) to average net assets		1.76%	1.13%	0.97	% (d)
Portfolio turnover rate (e)		64.3%	102.6%	158.1	% (d)

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal Ultra-Short Active Income ETF

For a share outstanding:

	Year ended	Period ended
	June 30, 2020	June 30, 2019 (a)
Net asset value, beginning of period	$25.09	$25.00
Investment Operations:
Net investment income (loss) (b)	0.55	0.12
Net realized and change in unrealized gain (loss)	0.07	0.04
Total from investment operations	0.62	0.16
Dividends to Shareholders from:
Net investment income	(0.69)	(0.07)
Total dividends to stockholders	(0.69)	(0.07)
Net asset value, end of period	$25.02	$25.09
Total return	2.54%	0.62	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,509	$12,543
Ratio of expenses to average net assets	0.18%	0.18	% (d)
Ratio of net investment income (loss) to average net assets	2.19%	2.51	% (d)
Portfolio turnover rate	32.7%	0.0% (d),(e)

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Large-Cap Multi-Factor Core Index ETF

For a share outstanding:

Period ended
June 30, 2020 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.42
Net realized and change in unrealized gain (loss)	0.47
Total from investment operations	0.89
Dividends to Shareholders from:
Net investment income	(0.30)
Total dividends to stockholders	(0.30)
Net asset value, end of period	$25.59
Total return (c)	3.62%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,397
Ratio of expenses to average net assets (d)	0.15%
Ratio of net investment income (loss) to average net assets (d)	1.80%
Portfolio turnover rate (e)	60.4%

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding:

		Year ended	Year ended	Period ended
		June 30, 2020	June 30, 2019	June 30, 2018 (a)
Net asset value, beginning of period		$29.07	$26.02	$25.00
Investment Operations:
Net investment income (loss) (b)		0.60	0.63	0.38
Net realized and change in unrealized gain (loss)		1.00	3.04	0.80
Total from investment operations		1.60	3.67	1.18
Dividends to Shareholders from:
Net investment income		(0.63)	(0.62)	(0.16)
Total dividends to stockholders		(0.63)	(0.62)	(0.16)
Net asset value, end of period		$30.04	$29.07	$26.02
Total return		5.62%	14.32%	4.73	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)		$1,505,046	$1,618,941	$1,666,525
Ratio of expenses to average net assets (d)		0.12%	0.12%	0.12	% (e)
Ratio of gross expenses to average net assets		0.15%	0.15%	0.15	% (e)
Ratio of net investment income (loss) to average net assets		2.05%	2.30%	2.02	% (e)
Portfolio turnover rate (f)		42.9%	27.0%	39.8	% (e)

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Includes reimbursement from Advisor.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Small-Cap Multi-Factor Index ETF

For a share outstanding:

	Year ended	Year ended	Year ended	Period ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$31.43	$33.45	$28.84	$25.00
Investment Operations:
Net investment income (loss) (b)	0.45	0.40	0.29	0.26
Net realized and change in unrealized gain (loss)	(4.11)	(2.03)	4.64	3.75
Total from investment operations	(3.66)	(1.63)	4.93	4.01
Dividends to Shareholders from:
Net investment income	(0.41)	(0.39)	(0.30)	(0.17)
Net realized gains	—	—	(0.02)	—
Total dividends to stockholders	(0.41)	(0.39)	(0.32)	(0.17)
Net asset value, end of period	$27.36	$31.43	$33.45	$28.84
Total return	(11.71)%	(4.84)%	17.14%	16.08	% (c)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$328,305	$355,200	$351,176	$275,466
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38	% (d)
Ratio of net investment income (loss) to average net assets	1.54%	1.27%	0.94%	1.21	% (d)
Portfolio turnover rate (e)	80.4%	81.9%	76.3%	44.7	% (d)

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

For a share outstanding:

Period ended
June 30, 2020 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.41
Net realized and change in unrealized gain (loss)	(2.92)
Total from investment operations	(2.51)
Dividends to Shareholders from:
Net investment income	(0.31)
Total dividends to stockholders	(0.31)
Net asset value, end of period	$22.18
Total return (c)	(10.04)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$8,872
Ratio of expenses to average net assets (d)	0.20%
Ratio of net investment income (loss) to average net assets (d)	1.85%
Portfolio turnover rate (e)	71.5%

(a)	Period from July 23, 2019, date operations commenced, through June 30, 2020.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Principal Exchange-Traded Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal Active Global Dividend Income ETF, Principal Active Income ETF, Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Core Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal Sustainable Momentum Index ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Trust at June 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

	Statement of	Statements of
Funds comprising the Trust	operations	changes in net assets	Financial highlights
Principal Active Income ETF	For the year ended	For each of the two	For each of the four
	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
July 8, 2015 (date
operations
commenced) through
June 30, 2016
Principal Price Setters Index ETF	For the year ended	For each of the two	For each of the four
Principal Shareholder Yield Index ETF	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
March 21, 2016 (date
operations
commenced) through
June 30, 2016
Principal Healthcare Innovators Index ETF	For the year ended	For each of the two	For each of the three
Principal Millennials Index ETF	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
August 19, 2016 (date
operations
commenced) through
June 30, 2017
Principal U.S. Small-Cap Multi-Factor Index ETF	For the year ended	For each of the two	For each of the three
	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
September 21, 2016
(date operations
commenced) through
June 30, 2017

Report of Independent Registered Public Accounting Firm

	Statement of	Statements of
Funds comprising the Trust	operations	changes in net assets	Financial highlights
Principal Active Global Dividend Income ETF	For the year ended	For each of the two	For each of the three
	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
May 9, 2017 (date
operations
commenced) through
June 30, 2017
Principal Spectrum Preferred Securities Active ETF	For the year ended	For each of the two	For each of the two
	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
July 10, 2017 (date
operations
commenced) through
June 30, 2018
Principal U.S. Mega-Cap Multi-Factor Index ETF	For the year ended	For each of the two	For each of the two
	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
October 11, 2017
(date operations
commenced) through
June 30, 2018
Principal Contrarian Value Index ETF	For the year ended	For each of the two	For each of the two
Principal Sustainable Momentum Index ETF	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
October 18, 2017
(date operations
commenced) through
June 30, 2018
Principal Investment Grade Corporate Active ETF	For the year ended	For each of the two	For each of the two
	June 30, 2020	years in the period	years in the period
		ended June 30, 2020	ended June 30, 2020
and the period from
April 18, 2018 (date
operations
commenced) through
June 30, 2018
Principal Ultra-Short Active Income ETF	For the year ended	For the year ended June 30, 2020 and the
	June 30, 2020	period from April 24, 2019 (date operations
commenced) through June 30, 2019
Principal International Multi-Factor Core Index ETF	For the period from July 23, 2019 (date operations commenced) through
Principal U.S. Large-Cap Multi-Factor Core Index	June 30, 2020
ETF
Principal U.S. Small-MidCap Multi-Factor Core
Index ETF
Principal Spectrum Tax-Advantaged Dividend	For the period from June 16, 2020 (date operations commenced) through
Active ETF	June 30, 2020

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, MN

August 21, 2020

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2020 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized	Expenses Paid
	Beginning	Ending	Expense Ratio	During Period
	Account Value	Account Value	January 1, 2020	January 1, 2020
	January 1, 2020	June 30, 2020	to June 30, 2020	to June 30, 2020 (a)
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000	$882.50	0.58%	$2.71
Hypothetical 5% Annual Return	1,000	1,021.98	0.58	2.92
Principal Active Income ETF
Actual Fund Return	1,000	904.70	0.49	2.32
Hypothetical 5% Annual Return	1,000	1,022.43	0.49	2.46
Principal Contrarian Value Index ETF
Actual Fund Return	1,000	799.60	0.29	1.30
Hypothetical 5% Annual Return	1,000	1,023.42	0.29	1.46
Principal Healthcare Innovators Index ETF
Actual Fund Return	1,000	1,149.60	0.42	2.24
Hypothetical 5% Annual Return	1,000	1,022.77	0.42	2.11
Principal International Multi-Factor Core Index ETF
Actual Fund Return	1,000	902.70	0.25	1.18
Hypothetical 5% Annual Return	1,000	1,023.62	0.25	1.26
Principal Investment Grade Corporate Active ETF
Actual Fund Return	1,000	1,045.30	0.26	1.32
Hypothetical 5% Annual Return	1,000	1,023.57	0.26	1.31
Principal Millennials Index ETF
Actual Fund Return	1,000	1,036.50	0.45	2.28
Hypothetical 5% Annual Return	1,000	1,022.63	0.45	2.26
Principal Price Setters Index ETF
Actual Fund Return	1,000	973.10	0.29	1.42
Hypothetical 5% Annual Return	1,000	1,023.42	0.29	1.46

Shareholder Expense Example
Principal Exchange-Traded Funds
June 30, 2020 (unaudited)

			Annualized	Expenses Paid
	Beginning	Ending	Expense Ratio	During Period
Account Value		Account Value	January 1, 2020	January 1, 2020
January 1, 2020		June 30, 2020	to June 30, 2020	to June 30, 2020 (a)
Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$814.20	0.29%	$1.31
Hypothetical 5% Annual Return	1,000	1,023.42	0.29	1.46
Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	1,000	983.20	0.55	2.71
Hypothetical 5% Annual Return	1,000	1,022.13	0.55	2.77
Principal Spectrum Tax-Advantaged Dividend Active ETF (b)
Actual Fund Return	1,000	997.40	0.60	0.23
Hypothetical 5% Annual Return	1,000	1,001.68	0.60	2.99
Principal Sustainable Momentum Index ETF
Actual Fund Return	1,000	1,022.20	0.29	1.46
Hypothetical 5% Annual Return	1,000	1,023.42	0.29	1.46
Principal Ultra-Short Active Income ETF
Actual Fund Return	1,000	1,012.70	0.18	0.90
Hypothetical 5% Annual Return	1,000	1,023.97	0.18	0.91
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Actual Fund Return	1,000	970.30	0.15	0.73
Hypothetical 5% Annual Return	1,000	1,024.12	0.15	0.75
Principal U.S. Mega-Cap Multi-Factor Index ETF
Actual Fund Return	1,000	964.50	0.12	0.59
Hypothetical 5% Annual Return	1,000	1,024.27	0.12	0.60
Principal U.S. Small-Cap Multi-Factor Index ETF
Actual Fund Return	1,000	843.20	0.38	1.74
Hypothetical 5% Annual Return	1,000	1,022.97	0.38	1.91
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Actual Fund Return	1,000	846.50	0.20	0.92
Hypothetical 5% Annual Return	1,000	1,023.87	0.20	1.01

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.
(b)	Period from June 16, 2020, date operations commenced, through June 30, 2020.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	127	Durango Herald, Inc;
Trustee since 2014			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	127	McClatchy
Trustee since 2014			Newspapers, Inc.;
Member, Audit Committee			Frontier
Member, Nominating and Governance			Communications, Inc.;
Committee			formerly, Herbalife Ltd.
1951
Craig Damos	President, C.P. Damos Consulting	127	None
Trustee since 2014	LLC
Member, 15(c) Committee
Member, Audit Committee
Member, Executive Committee
1954
Mark A. Grimmett	Formerly, Executive Vice President	127	None
Trustee since 2014	and CFO, Merle Norman
Member, 15(c) Committee	Cosmetics, Inc.
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	127	MAM USA
Trustee since 2014
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	127	Armstrong World
Trustee since 2014			Industries, Inc. and
Member, 15(c) Committee			Equity Lifestyle
Member, Operations Committee			Properties, Inc.
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global	127	None
Trustee since 2014	Partners, LLC.
Member, Operations Committee
1961
Elizabeth A. Nickels	Retired	127	SpartanNash;
Trustee since 2015			formerly:
Member, Audit Committee			Charlotte Russe;
1962			Follet Corporation;
			PetSmart;
			Spectrum Health
			Systems

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	127	Denbury Resources Inc.
Trustee since 2018	Consulting, Inc.		and Helmerich &
Member, Operations Committee			Payne; Formerly:
1959			Brown Advisory;
B/E Aerospace;
WP Carey;
Nalco (and its
successor Ecolab)

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Timothy M. Dunbar	Director, PGI (since 2018)	127	None
Trustee since 2019	President, Principal Global Asset
Chair	Management, PGI, Principal Life
Member, Executive Committee	Insurance Company (“PLIC”),
1957	Principal Financial Services, Inc.
(“PFSI”), and Principal Financial
Group (“PFG”) (since 2018)
Chair/Executive Vice President,
RobustWealth, Inc. (since 2018)
Director, Post Advisory Group, LLC
(“Post”) (since 2018)
Executive Vice President/Chief
Investment Officer, PLIC, PFSI, and
PFG (2014-2018)

Patrick G. Halter	Chief Executive Officer and President,	127	None
Trustee since 2017	PGI (since 2018)
Member, Executive Committee	Chief Operating Officer, PGI
1959	(2017-2018)
Chair, PGI (since 2018)
Director, PGI (2003-2018)
Director, Finisterre (since 2018)
Director, Origin (since 2018)
Chair, Post (since 2017)
Chief Executive Officer, Principal —
REI (since 2005)
Chair, Principal — REI (since 2004)
Chair, Spectrum (since 2017)
Director, CCIP (since 2017)

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA

50392.

The following table presents officers of the Trust.

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Kamal Bhatia	President — PFG, PFSI, PLIC (since 2019)
President, Chief Executive Officer	Principal Executive Officer, OC Private Capital (2017-2019)
1972	Senior Vice President, Oppenheimer Funds (2011-2019)

Randy D. Bolin	Vice President/Associate General Counsel, PFSI (since 2013)
Assistant Tax Counsel	Vice President/Associate General Counsel, PGI (since 2016)
Des Moines, IA 50392	Assistant General Counsel, PGI (2007-2016)
1961	Vice President/Associate General Counsel, PLIC (since 2013)

Tracy W. Bollin	Managing Director, PGI (since 2016)
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD (since 2015)
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015-2017)
Chief Financial Officers, PMC (2010-2015)
Director, PMC (2014-2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS (since 2015)
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA (since 2016)
Treasurer	Vice President/Treasurer, PFD (since 2016)
Des Moines, IA 50392	Vice President/Treasurer, PGI (since 2016)
1965	Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Laura B. Latham	Counsel, PGI (since 2018)
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS (Since 2015)
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, 50392
1965

Sara L. Reece	Director — Accounting, PLIC (since 2015)
Vice President and Controller	Assistant Financial Controller, PLIC (prior to 2015)
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI (since 2017)
1979	Vice President and Chief Compliance Officer, PMC
(2015-2017)
Vice President, PSS (since 2015)

Britney L. Schnathorst	Counsel, PLIC (since 2013)
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI (since 2018)
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC (since 2006)
1972	Counsel, PMC (2007-2017)

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
John L. Sullivan	Counsel, PGI (since 2019)
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary Des Moines, IA 50392
1970

Dan L. Westholm	Assistant Vice President/Treasurer, PGI (since 2017)
Assistant Treasurer	Assistant Vice President/Treasury, PFA (since 2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD (since 2013)
1966	Assistant Vice President/Treasury, PLIC (since 2014)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI (since 2013)
Assistant Vice President/Treasury, PSS (since 2013)

Beth C. Wilson	Director and Secretary — Funds, PLIC
Vice President and Secretary
Des Moines, IA 50392
1956

Clint L. Woods	Of Counsel (2017-2018)
Counsel, Vice President and Assistant	Vice President (2016-2017)
Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President (since 2015)
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC (since 2013)

Jared A.Yepsen	Counsel, PGI (since 2017)
Assistant Tax Counsel	Counsel, PLIC (since 2015)
Des Moines, IA 50392	Senior Attorney Transamerica Life Insurance
1981	Company (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses and the Statements of Additional Information dated November 1, 2019 and restated June 15, 2020. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year as a part of Form N-PORT. The Trust’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Board of Trustees of Principal Exchange-Traded Funds met on March 10, 2020 to review the liquidity risk management program (the “Program”) applicable to all series of Principal Exchange- Traded Funds (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.

The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonable foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.

There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved: (1) a management agreement between PETF and Principal Global Investors, LLC (“PGI” or “Manager”) related to the addition of the PETF Principal Spectrum Tax-Advantaged Dividend Active ETF; (2) a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (the “Subadvisor”); and (3) an amended management agreement between PETF and PGI related to the PETF Principal Price Setters Index ETF and the PETF Principal Shareholder Yield Index ETF.

Management Agreement and Subadvisory Agreement for PETF Principal Spectrum Tax-Advantaged Dividend Active ETF

On March 9, 2020, the Board considered, on behalf of the newly established Principal Spectrum Tax-Advantaged Dividend Income ETF series of PETF (the “Fund”), the approval of a management agreement (the “Management Agreement”) between PETF, for the Fund, and the Manager and a Subadvisory Agreement between the Manager and the Subadvisor. The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements and, accordingly, recommended to the Board the approval of each of the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PETF, that the Manager and Principal Management Corporation, the previous investment adviser to PETF, Principal Funds, Inc. and Principal Variable Contracts, Inc. (collectively with Principal Diversified Select Real Asset Fund, the “Principal Funds”), which merged with and into the Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Trustees; and that the Manager has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2019 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series, as applicable, and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available.

Fees, Economies of Scale and Profitability.

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. For the Fund, the Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for the Fund does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadvisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s statements regarding the expected asset levels and timing that will be required for the Fund to break even. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees for the Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and the Subadvisor. The Board noted that the Subadvisor did not intend to engage in soft dollar trading in connection with the Fund and that there would be no known fall-out benefits to the Manager in connection with its management of the Fund. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Manager and Subadvisor were appropriate.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Amended Management Agreement for PETF Principal Price Setters Index ETF and PETF Principal Shareholder Yield Index ETF

On June 8, 2020, the Board considered, on behalf of the PETF Principal Price Setters Index ETF and PETF Principal Shareholder Yield Index ETF (each a “Fund” and together the “Funds”), the approval of an amended management agreement (the “Management Agreement”) between PETF, for each Fund, and the Manager in connection with a proposal to amend each Fund’s unitary management fee schedule to reduce each Fund’s effective unitary management fee rate payable at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed reduction in each Fund’s unitary management fee schedule. The Board considered the Manager’s representation that the change in each Fund’s unitary management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Funds and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement other than to each Fund’s unitary management fee schedule.

The Board considered that they had last approved the Management Agreement for each Fund during the annual contract renewal process that concluded at the Board’s September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of each Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended Management Agreement at this time and, accordingly, recommended approval of the amended Management Agreement.

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2019 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2020. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains if any) for the year ended June 30, 2020, that qualifies for the DRD are as follows:

DRD
Principal Active Global Dividend Income ETF	35.43%
Principal Active Income ETF	14.35%
Principal Contrarian Value Index ETF	96.04%
Principal Healthcare Innovators Index ETF	N/A
Principal International Multi-Factor Core Index ETF	0.00%
Principal Investment Grade Corporate Active ETF	0.75%
Principal Millennials Index ETF	38.58%
Principal Price Setters Index ETF	100.00%
Principal Shareholder Yield Index ETF	100.00%
Principal Spectrum Preferred Securities Active ETF	28.24%
Principal Spectrum Tax-Advantaged Dividend Active ETF	N/A
Principal Sustainable Momentum Index ETF	84.88%
Principal U.S. Large-Cap Multi-Factor Core Index ETF	99.14%
Principal U.S. Mega-Cap Multi-Factor Index ETF	100.00%
Principal U.S. Small-Cap Multi-Factor Index ETF	82.83%
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	73.39%
Principal Ultra-Short Active Income ETF	0.00%

Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:

QDI
Principal Active Global Dividend Income ETF	91.96%
Principal Active Income ETF	17.24%
Principal Contrarian Value Index ETF	100.00%
Principal Healthcare Innovators Index ETF	N/A
Principal International Multi-Factor Core Index ETF	91.58%
Principal Investment Grade Corporate Active ETF	2.27%
Principal Millennials Index ETF	86.76%
Principal Price Setters Index ETF	100.00%
Principal Shareholder Yield Index ETF	100.00%
Principal Spectrum Preferred Securities Active ETF	45.42%
Principal Spectrum Tax-Advantaged Dividend Active ETF	N/A
Principal Sustainable Momentum Index ETF	89.63%
Principal U.S. Large-Cap Multi-Factor Core Index ETF	100.00%
Principal U.S. Mega-Cap Multi-Factor Index ETF	100.00%
Principal U.S. Small-Cap Multi-Factor Index ETF	84.26%
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	77.75%
Principal Ultra-Short Active Income ETF	0.00%

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2019 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended June 30, 2020, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Principal Active Global Dividend Income ETF	0.041	53.82%
Principal International Multi-Factor Core Index ETF	0.0594	99.63%

The latest tax reporting supplement is available on Principal’s Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

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ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2019 - $268,823
June 30, 2020 - $363,078

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2019 - $5,500
June 30, 2020 - $11,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2019 - $110,306 June 30, 2020 - $144,679

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds
Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC1 (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited to the Funds. For the purposes of this policy, Prohibited Services are:
Services that are subject to audit procedure during a financial statement audit;
Services where the auditor would act on behalf of management;
Services where the auditor is an advocate to the client's position in an adversarial proceeding;
Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
Financial information systems design and implementation;
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
Actuarial services;
Internal audit functions or human resources;
Broker or dealer, investment advisor, or investment banking services;
Legal services and expert services unrelated to the audit;
Tax planning services related to listed, confidential and aggressive transactions;
Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.
2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new

1 The first such interval fund is the Principal Diversified Select Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.

services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.
4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.
5.	The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.
6.	Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or
promote	any Former Employee into a role not prohibited above if the Former Employee had
provided	any services to the Funds or PGI during the 12 months preceding the date of filing of
the	Funds' most recent annual report with the SEC. Upon termination of the primary independent
auditor,	the Funds or PGI shall not, without prior written consent of the former primary independent
auditor,	hire or promote any Former Employee for a period of up to 12 months from termination.
7.	For persons recently promoted or hired into a financial reporting oversight role (other than
members	of the Boards of the Funds who are not also officers of the Funds), any personal tax
planning	services pursuant to an engagement that was in progress before the hiring or promotion
and	provided by the primary independent auditor must be completed on or before 180 days after
the	hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2019 - $115,806
June 30, 2020 - $155,679

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Mark Grimmett, and Elizabeth Nickels, (b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

ITEM 11 – CONTROLS AND PROCEDURES a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	8/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	8/6/2020

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer
Date	8/6/2020